   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 24, 1996.


                                               1933 ACT REGISTRATION NO. 2-21789
                                              1940 ACT REGISTRATION NO. 811-1236
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------
                                   FORM N-1A


        REGISTRATION STATEMENT UNDER THE
           SECURITIES ACT OF 1933                                 [ ]
        Pre-Effective Amendment No.  _                            [ ]
        Post-Effective Amendment No. 50                           [X]
                                   and/or
        REGISTRATION STATEMENT UNDER THE
           INVESTMENT COMPANY ACT OF 1940                         [ ]
        Amendment No. 50                                          [X]


                        (Check appropriate box or boxes)
                               ------------------
                            KEMPER TOTAL RETURN FUND
               (Exact name of Registrant as Specified in Charter)


222 South Riverside Plaza, Chicago, Illinois                    60606
   (Address of Principal Executive Office)                   (Zip Code)
         Registrant's Telephone Number, including Area Code: (312) 537-7000
    Philip J. Collora, Vice President and                  With a copy to:
                  Secretary
          Kemper Total Return Fund                        Cathy G. O'Kelly
          222 South Riverside Plaza                        David A. Sturms
           Chicago, Illinois 60606                Vedder, Price, Kaufman & Kammholz
   (Name and Address of Agent for Service)            222 North LaSalle Street
                                                       Chicago, Illinois 60601



     Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended October 31, 1996 was filed on or about December 16, 1996.


     It is proposed that this filing will become effective (check appropriate box)

          [ ] immediately upon filing pursuant to paragraph (b)


          [X] on December 31, 1996 pursuant to paragraph (b)


          [ ] 60 days after filing pursuant to paragraph (a)(1)

          [ ] on (date) pursuant to paragraph (a)(1)

          [ ] 75 days after filing pursuant to paragraph (a)(2)

          [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

     If appropriate, check the following box:

          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        CALCULATION OF REGISTRATION FEE

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                  PROPOSED         PROPOSED
                                                   MAXIMUM          MAXIMUM         AMOUNT OF
    TITLE OF SECURITIES        AMOUNT BEING    OFFERING PRICE      AGGREGATE       REGISTRATION
      BEING REGISTERED          REGISTERED        PER UNIT      OFFERING PRICE*        FEE
-------------------------------------------------------------------------------------------------
Shares of beneficial
  interest, without par
  value.....................    $8,975,661         $12.51          $330,000            $100
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------



* The fee is calculated in accordance with Rule 24e-2(b)(2) 62,268,946; (b)(3) 53,319,664; (b)(4) 8,949,282.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            KEMPER TOTAL RETURN FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS

                     ITEM NUMBER
                     OF FORM N-1A                            LOCATION IN PROSPECTUS
 1.    Cover Page..............................   Cover Page
 2.    Synopsis................................   Summary; Summary of Expenses; Supplement to
                                                  Prospectus
 3.    Condensed Financial Information.........   Financial Highlights; Performance; Supplement
                                                  to Prospectus
 4.    General Description of Registrant.......   Summary; Investment Objectives, Policies and
                                                  Risk Factors; Capital Structure
 5.    Management of the Fund..................   Summary; Investment Manager and Underwriter
 5A.   Management's Discussion of Fund
       Performance.............................   Performance
 6.    Capital Stock and Other Securities......   Summary; Dividends and Taxes; Purchase of
                                                  Shares; Capital Structure
 7.    Purchase of Securities Being Offered....   Summary; Investment Manager and Underwriter;
                                                  Net Asset Value; Purchase of Shares; Special
                                                  Features; Supplement to Prospectus
 8.    Redemption or Repurchase................   Summary; Redemption or Repurchase of Shares
 9.    Pending Legal Proceedings...............   Inapplicable

                              KEMPER EQUITY FUNDS
                            SUPPLEMENT TO PROSPECTUS

                            DATED DECEMBER 31, 1996


                                 CLASS I SHARES

                         KEMPER AGGRESSIVE GROWTH FUND
                             KEMPER BLUE CHIP FUND
                               KEMPER GROWTH FUND
                        KEMPER QUANTITATIVE EQUITY FUND
                    KEMPER SMALL CAPITALIZATION EQUITY FUND
                             KEMPER TECHNOLOGY FUND
                            KEMPER TOTAL RETURN FUND
                            KEMPER VALUE+GROWTH FUND

Kemper Aggressive Growth Fund ("Aggressive Growth Fund"), Kemper Blue Chip Fund (the "Blue Chip Fund"), Kemper Growth Fund (the "Growth Fund"), Kemper Quantitative Equity Fund (the "Quantitative Fund"), Kemper Small Capitalization Equity Fund (the "Small Cap Fund"), Kemper Technology Fund (the "Technology Fund"), Kemper Total Return Fund (the "Total Return Fund") and Kemper Value+Growth Fund (the "Value+Growth" Fund) (collectively, the "Funds") currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the prospectus, and Class I shares, which are described in the prospectus as supplemented hereby.

Class I shares are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of Zurich Kemper Investments, Inc. ("ZKI") and its affiliates; and (b) the following investment advisory clients of ZKI and its investment advisory affiliates that invest at least $1 million in a
Fund: (1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. Class I shares currently are available for purchase only from Kemper Distributors, Inc., principal underwriter for the Funds. Share certificates are not available for Class I shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge schedules and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administrative services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, will be higher for Class I shares than for Class A, Class B and Class C shares.

The following information supplements the indicated sections of the prospectus.

SUMMARY OF EXPENSES

               SHAREHOLDER TRANSACTION EXPENSES (APPLICABLE TO ALL FUNDS)                   CLASS I
-----------------------------------------------------------------------------------------   -------
Maximum Sales Charge on Purchases
  (as a percentage of offering price)....................................................    None
Maximum Sales Charge on Reinvested Dividends.............................................    None
Redemption Fees..........................................................................    None
Exchange Fee.............................................................................    None
Deferred Sales Charge (as a percentage of redemption proceeds)...........................    None

ANNUAL FUND
OPERATING EXPENSES             AGGRESSIVE    BLUE                              SMALL                  TOTAL     VALUE+
(AS A PERCENTAGE OF AVERAGE      GROWTH      CHIP    GROWTH    QUANTITATIVE     CAP     TECHNOLOGY    RETURN    GROWTH
NET ASSETS)                       FUND       FUND     FUND         FUND        FUND        FUND        FUND      FUND
                               ----------    ----    ------    ------------    -----    ----------    ------    ------
Management Fees...............     .65%       .58%     .54%         .58%         .52%       .56%        .54%      .72%
12b-1 Fees....................    None       None     None         None         None       None        None      None
Other Expenses................     .30%       .73%     .10%         .15%         .14%       .20%        .07%      .15%
                                  ----       ----     ----         ----         ----       ----        ----      ----
Total Operating Expenses......     .95%      1.31%     .64%         .73%         .66%       .76%        .72%      .87%
                                  ====       ====     ====         ====         ====       ====        ====      ====



                    EXAMPLE                              FUND          1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------   ------------------   ------    -------    -------    --------
You would pay the following expenses on a         Aggressive Growth     $ 10       $30         --          --
$1,000
investment, assuming (1) 5% annual return and     Blue Chip             $ 13       $42        $72        $158
(2) redemption at the end of each time period:    Growth                $  7       $20        $36        $ 80
                                                  Quantitative          $  7       $23         --          --
                                                  Small Cap             $  7       $21        $37        $ 82
                                                  Technology            $  8       $24        $42        $ 94
                                                  Total Return          $  7       $23        $40        $ 89
                                                  Value+Growth          $  9       $28         --          --



The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in Class I shares of a Fund will bear directly or indirectly. The base management fee for the Aggressive Growth Fund and the Small Cap Fund is .65%. The base management fee is subject to an upward or downward performance adjustment whereby the management fee will be between .45% and .85% for the Aggressive Growth Fund and between .35% and .95% for the Small Cap Fund. For the Small Cap Fund, the table reflects the base management fee for the prior fiscal year after such adjustment. The Aggressive Growth Fund will commence operations on or about December 31, 1996; thus, "Management Fees" reflects the base management fee and "Other Expenses" shown above for Class I shares is an estimate for the current fiscal year and the expenses shown in the Example are for only the one and three year periods. Since no Class I shares for the Value+Growth Fund had been issued as of the Fund's fiscal year end, "Other Expenses" shown above is an estimate. See "Investment Manager and Underwriter" in the prospectus.


The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS


                             KEMPER BLUE CHIP FUND



                                                                                                            NOVEMBER 22,
                                                                                                              1995 TO
                                                                                                            OCTOBER 31,
                                                                                                                1996
                                                                                                            ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                                           $15.30
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                                           .36
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                                               2.96
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                                 3.32
------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                                                                         .24
------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                                                                            1.20
------------------------------------------------------------------------------------------------------------------------
Total dividends                                                                                                  1.44
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                 $17.18
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                                                                   21.89%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                                                                                         1.31%
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                            1.33%
------------------------------------------------------------------------------------------------------------------------



                               KEMPER GROWTH FUND



                                                                                              YEAR ENDED        JULY 3 TO
                                                                                             SEPTEMBER 30,    SEPTEMBER 30,
                                                                                                 1996             1995
                                                                                             -------------    -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                            $ 16.09           14.80
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                             .19             .03
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                                 2.74            1.26
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                   2.93            1.29
------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                                                           .08              --
------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                                                              1.68              --
------------------------------------------------------------------------------------------------------------------------
Total dividends                                                                                    1.76              --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                  $ 17.26           16.09
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                                                     20.19%           8.72
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                                                                            .64%            .59
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                              1.08%            .92
------------------------------------------------------------------------------------------------------------------------

                        KEMPER QUANTITATIVE EQUITY FUND



                                                                                                             SEPTEMBER 9
                                                                                                             TO NOVEMBER
                                                                                                                 30,
                                                                                                                1996
                                                                                                            -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                                           $  9.67
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                                                                                               --
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                                                1.47
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                                  1.47
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                 $ 11.14
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                                                                    15.20%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses absorbed by the Fund                                                                                     1.08%
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                               (.05)%
------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                                                                                          2.23%
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                              (1.20)%
------------------------------------------------------------------------------------------------------------------------



                    KEMPER SMALL CAPITALIZATION EQUITY FUND



                                                                                              YEAR ENDED        JULY 3 TO
                                                                                             SEPTEMBER 30,    SEPTEMBER 30,
                                                                                                 1996             1995
                                                                                             -------------    -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                            $  7.15            6.27
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                             .01              --
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                                  .94             .88
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                    .95             .88
------------------------------------------------------------------------------------------------------------------------
Less distribution from net realized gain                                                           1.05              --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                  $  7.05            7.15
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                                                     16.76%          14.04
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                                                                            .66%            .79
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                        .16%           (.14)
------------------------------------------------------------------------------------------------------------------------

                             KEMPER TECHNOLOGY FUND



                                                                                                YEAR ENDED      JULY 3 TO
                                                                                                OCTOBER 31,    OCTOBER 31,
                                                                                                   1996           1995
                                                                                                -----------    -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                              $ 14.64         12.72
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                                                                                (.07)         (.02)
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                                    .76          1.94
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                      .69          1.92
------------------------------------------------------------------------------------------------------------------------
Less distribution from net realized gain                                                             2.13            --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                    $ 13.20         14.64
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                                                        8.06%        15.09
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                                                                              .76%          .65
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                  (.49)%        (.33)
------------------------------------------------------------------------------------------------------------------------



                            KEMPER TOTAL RETURN FUND



                                                                                                YEAR ENDED      JULY 3 TO
                                                                                                OCTOBER 31,    OCTOBER 31,
                                                                                                   1996           1995
                                                                                                -----------    -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                              $ 10.61         10.07
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                               .32           .10
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                                   1.23           .52
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                     1.55           .62
------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                                                             .39           .08
------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                                                                 .50            --
------------------------------------------------------------------------------------------------------------------------
Total dividends                                                                                       .89           .08
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                    $ 11.27         10.61
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                                                       15.64%         6.21
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                                                                              .72%          .61
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                3.09%         2.97
------------------------------------------------------------------------------------------------------------------------

No financial information is presented for Class I shares of the Value+Growth Fund since no Class I shares had been issued as of the Fund's fiscal year end. The Aggressive Growth Fund will commence operations on or about December 31, 1996.


SPECIAL FEATURES

Shareholders of a Fund's Class I shares may exchange their shares for (i) shares of Kemper Money Funds-- Kemper Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of ZKI and its affiliates and (ii) Class I shares of any other "Kemper Mutual Fund" listed under "Special Features--Class A Shares--Combined Purchases" in the prospectus. Conversely, shareholders of Kemper Money Funds--Kemper Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of ZKI and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus under "Special Features--Exchange Privilege--General."


December 31, 1996


KEF - 1 (12/96)

TABLE OF CONTENTS
-----------------------------------------------
Summary                                       1
-----------------------------------------------
Summary of Expenses                           3
-----------------------------------------------
Financial Highlights                          6
-----------------------------------------------
Investment Objectives, Policies and Risk
  Factors                                    13
-----------------------------------------------
Investment Manager and Underwriter           27
-----------------------------------------------
Dividends and Taxes                          31
-----------------------------------------------
Net Asset Value                              33
-----------------------------------------------
Purchase of Shares                           33
-----------------------------------------------
Redemption or Repurchase of Shares           39
-----------------------------------------------
Special Features                             43
-----------------------------------------------
Performance                                  47
-----------------------------------------------
Capital Structure                            48
-----------------------------------------------



This combined prospectus of the Kemper Equity Funds contains information about each of the Funds that you should know before investing and should be retained for future reference. A Statement of Additional Information dated December 31, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request without charge from the Funds at the address or telephone number on this cover or the firm from which this prospectus was obtained. Kemper Value+Growth Fund is also known as Kemper Value Plus Growth Fund.


THE FUNDS' SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENT IN A FUND'S SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                                               KEMPER FUNDS LOGO

KEMPER
EQUITY
FUNDS


PROSPECTUS DECEMBER 31, 1996


KEMPER EQUITY FUNDS
222 South Riverside Plaza, Chicago, Illinois 60606
1-800-621-1048

This prospectus describes a choice of eight equity and balanced mutual funds managed by Zurich Kemper Investments, Inc.

KEMPER AGGRESSIVE GROWTH FUND
KEMPER BLUE CHIP FUND
KEMPER GROWTH FUND
KEMPER QUANTITATIVE EQUITY FUND
KEMPER SMALL CAPITALIZATION EQUITY FUND
KEMPER TECHNOLOGY FUND
KEMPER TOTAL RETURN FUND
KEMPER VALUE+GROWTH FUND

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

KEMPER EQUITY FUNDS
222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606, TELEPHONE 1-800-621-1048

SUMMARY

INVESTMENT OBJECTIVES. The eight open-end, management investment companies (the "Funds") covered in this combined prospectus are as follows:

KEMPER AGGRESSIVE GROWTH FUND (the "Aggressive Growth Fund") seeks capital appreciation through the use of aggressive investment techniques.

KEMPER BLUE CHIP FUND (the "Blue Chip Fund") seeks growth of capital and of income.

KEMPER GROWTH FUND (the "Growth Fund") seeks growth of capital through professional management and diversification of investment securities having potential for capital appreciation.

KEMPER QUANTITATIVE EQUITY FUND (the "Quantitative Fund") seeks growth of capital and reduction of risk through professional management of a diversified portfolio of equity securities.

KEMPER SMALL CAPITALIZATION EQUITY FUND (the "Small Cap Fund") seeks maximum appreciation of investors' capital.

KEMPER TECHNOLOGY FUND (the "Technology Fund") seeks growth of capital.

KEMPER TOTAL RETURN FUND (the "Total Return Fund") seeks to obtain the highest total return, a combination of income and capital appreciation, consistent with reasonable risk.

KEMPER VALUE+GROWTH FUND (the "Value+Growth Fund") seeks growth of capital through professional management of a portfolio of growth and value stocks.

Each Fund, except the Aggressive Growth Fund, is a diversified investment company. The Aggressive Growth Fund is a non-diversified investment company. The Funds may purchase put and call options, engage in financial futures transactions, invest in foreign securities, engage in related foreign currency transactions and lend portfolio securities. The Aggressive Growth, Technology and Quantitative Funds may also write (sell) put and call options. The Funds may invest up to 25% of total assets in foreign securities. See "Investment Objectives, Policies and Risk Factors."

RISK FACTORS. There is no assurance that the investment objective of any Fund will be achieved and investment in each Fund includes risks that vary in kind and degree depending upon the investment policies of that Fund. The returns and net asset value of each Fund will fluctuate. Investment by the Small Cap Fund primarily in smaller companies and the Technology Fund in smaller emerging growth technology companies involve greater risk than investment in larger, more established companies. The flexible investment strategy employed by the Aggressive Growth Fund and its non-diversified status involve greater risk than typical diversified equity mutual funds. Foreign investments by the Funds involve risk and opportunity considerations not typically associated with investing in U.S. companies. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Thus, the U.S. Dollar value of foreign securities in a Fund's portfolio, and the Fund's net asset value, may change in response to changes in currency exchange rates even though the value of the foreign securities in local currency terms may not have changed. While a Fund's investments in foreign securities will principally be in developed countries, the Fund may invest a portion of its assets in developing or "emerging" markets, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A portion of the assets of the Total Return Fund may be invested in lower rated or unrated high yield bonds which entail greater risk of loss of principal and interest than higher rated fixed income securities. There are special risks associated with options, financial futures and foreign currency transactions and other derivatives and there is no assurance that use of those investment techniques will be successful. See "Investment Objectives, Policies and Risk Factors."

PURCHASES AND REDEMPTIONS. Each Fund provides investors with the option of purchasing shares in the following ways:

Class A Shares...........  Offered at net asset value plus a maximum sales charge of 5.75% of the offering price. Reduced sales charges apply to purchases of $50,000 or more. Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a .50% contingent deferred sales charge if redeemed during the second year of purchase.

Class B Shares...........  Offered at net asset value, subject to a Rule 12b-1 distribution fee and a contingent deferred sales charge that declines from 4% to zero on certain redemptions made within six years of purchase. Class B shares automatically convert into Class A shares (which have lower ongoing expenses) six years after purchase.

Class C Shares...........  Offered at net asset value without an initial sales charge, but subject to a Rule 12b-1 distribution fee and a 1% contingent deferred sales charge on redemptions made within one year of purchase. Class C shares do not convert into another class.

Each class of shares represents interests in the same portfolio of investments of a Fund. The minimum initial investment is $1,000 and investments thereafter must be at least $100. Shares are redeemable at net asset value, which may be more or less than original cost, subject to any applicable contingent deferred sales charge. See "Purchase of Shares" and "Redemption or Repurchase of Shares."


INVESTMENT MANAGER AND UNDERWRITER. Zurich Kemper Investments, Inc. ("ZKI") serves as investment manager for each Fund. ZKI is paid an investment management fee by each Fund based upon average daily net assets of that Fund at an effective annual rate that differs for each Fund. Zurich Investment Management ("ZIML"), an affiliate of ZKI, is a sub-adviser for each Fund and is paid by ZKI a fee, payable monthly at the annual rate of .35% of the portion of the average daily net assets of each Fund allocated by ZKI to ZIML for management. Dreman Value Advisors, Inc. ("DVA"), a wholly owned subsidiary of ZKI, is also a sub-adviser for the Value+Growth Fund and is paid a fee of .25% of average daily net assets of that Fund by ZKI. Kemper Distributors, Inc. ("KDI"), a wholly owned subsidiary of ZKI, is principal underwriter and administrator for each Fund. For Class B shares and Class C shares, KDI receives a Rule 12b-1 distribution fee of .75% of average daily net assets. KDI also receives the amount of any contingent deferred sales charges paid on the redemption of shares. Administrative services are provided to shareholders under administrative services agreements with KDI. Each Fund pays an administrative services fee at the annual rate of up to .25% of average daily net assets of Class A, B and C shares of the Fund, which KDI pays to financial services firms. See "Investment Manager and Underwriter."


DIVIDENDS. Each Fund normally distributes dividends of net investment income as follows: annually for the Aggressive Growth, Growth, Quantitative, Small Cap, Technology and Value+Growth Funds; semi-annually for the Blue Chip Fund; and quarterly for the Total Return Fund. Each Fund distributes any net realized short-term and long-term capital gains at least annually. Income and capital gain dividends of a Fund are automatically reinvested in additional shares of that Fund, without a sales charge, unless the shareholder makes a different election. See "Dividends and Taxes."

GENERAL. In the opinion of the staff of the Securities and Exchange Commission, the use of this combined prospectus may make each Fund liable for any misstatement or omission in this prospectus regardless of the particular Fund to which it pertains.

SUMMARY OF EXPENSES

SHAREHOLDER TRANSACTION EXPENSES
(APPLICABLE TO ALL FUNDS)(1)                      Class A              Class B                Class C
                                                  -------      ------------------------    -------------
Maximum Sales Charge on Purchases (as a
  percentage of offering price)................     5.75%(2)   None                            None
Maximum Sales Charge on Reinvested Dividends...     None       None                            None
Redemption Fees................................     None       None                            None
Exchange Fee...................................     None       None                            None
Deferred Sales Charge (as a percentage of
  redemption proceeds).........................     None(3)    4% during the first         1% during the
                                                               year, 3% during the         first year
                                                               second and third years,
                                                               2% during the fourth and
                                                               fifth years and 1% in
                                                               the sixth year

-------------------------
(1) Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services; please see their materials for details.
(2) Reduced sales charges apply to purchases of $50,000 or more. See "Purchase of Shares -- Initial Sales Charge Alternative -- Class A Shares."
(3) The redemption of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge of 1% the first year and .50% the second year. See "Purchase of Shares -- Initial Sales Charge Alternative -- Class A Shares."

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)


                       AGGRESSIVE                                                                     TOTAL     VALUE+
                         GROWTH     BLUE CHIP    GROWTH    QUANTITATIVE   SMALL CAP   TECHNOLOGY     RETURN     GROWTH
                          FUND        FUND        FUND         FUND         FUND         FUND         FUND       FUND
                       ----------   ---------   --------   ------------   ---------   ----------     -------    -------
CLASS A SHARES
Management Fees.......     .65%        .58%         .54%        .58%         .52%         .56%          .54%       .72%
12b-1 Fees............     None        None         None        None         None         None          None       None
Other Expenses(6).....     .80%        .68%         .53%        .90%         .56%         .33%          .51%       .87%
                          -----       -----        -----       -----        -----        -----         -----      -----
Total Operating
  Expenses............    1.45%       1.26%        1.07%       1.48%        1.08%         .89%         1.05%      1.59%
                          =====       =====        =====       =====        =====        =====         =====      =====



                       AGGRESSIVE                                                                     TOTAL     VALUE+
                         GROWTH     BLUE CHIP    GROWTH    QUANTITATIVE   SMALL CAP   TECHNOLOGY     RETURN     GROWTH
                          FUND        FUND        FUND         FUND         FUND         FUND         FUND       FUND
                       ----------   ---------   --------   ------------   ---------   ----------     -------    -------
CLASS B SHARES
Management Fees.......     .65%        .58%         .54%        .58%         .52%         .56%          .54%       .72%
12b-1 Fees(4).........     .75%        .75%         .75%        .75%         .75%         .75%          .75%       .75%
Other Expenses(6).....     .93%        .75%         .76%        .93%         .88%         .56%          .70%       .97%
                          -----       -----        -----       -----        -----        -----         -----      -----
Total Operating
  Expenses............    2.33%       2.08%        2.05%       2.26%        2.15%        1.87%         1.99%      2.44%
                          =====       =====        =====       =====        =====        =====         =====      =====



                       AGGRESSIVE                                                                     TOTAL     VALUE+
                         GROWTH     BLUE CHIP    GROWTH    QUANTITATIVE   SMALL CAP   TECHNOLOGY     RETURN     GROWTH
                          FUND        FUND        FUND         FUND         FUND         FUND         FUND       FUND
                       ----------   ---------   --------   ------------   ---------   ----------     -------    -------
CLASS C SHARES
Management Fees.......     .65%        .58%         .54%        .58%         .52%         .56%          .54%       .72%
12b-1 Fees(5).........     .75%        .75%         .75%        .75%         .75%         .75%          .75%       .75%
Other Expenses(6).....     .90%        .72%         .66%        .90%         .88%         .51%          .60%       .88%
                          -----       -----        -----       -----        -----        -----         -----      -----
Total Operating
  Expenses............    2.30%       2.05%        1.95%       2.23%        2.15%        1.82%         1.89%      2.35%
                          =====       =====        =====       =====        =====        =====         =====      =====


-------------------------
(4) Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, although KDI believes that is unlikely because of the automatic conversion feature described under "Purchase of Shares -- Deferred Sales Charge Alternative -- Class B Shares."
(5) As a result of the accrual of 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers.
(6) Other Expenses have been estimated for the Aggressive Growth Fund for the current fiscal year.

EXAMPLE


                                                  FUND           1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                           ------------------    ------     -------     -------     --------
CLASS A SHARES
You would pay the following expenses on a  Aggressive Growth       $71        $101          --          --
$1,000 investment, assuming (1) 5% annual  Blue Chip               $70         $95        $123        $201
return and (2) redemption at the end of    Growth                  $68         $90        $113        $181
each time period:                          Quantitative            $72        $102          --          --
                                           Small Cap               $68         $90        $114        $182
                                           Technology              $66         $84        $104        $161
                                           Total Return            $68         $89        $112        $178
                                           Value+Growth            $73        $105          --          --

EXAMPLE


                                                 FUND            1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                         --------------------    ------     -------     -------     --------
CLASS B SHARES(7)
You would pay the following expenses on  Aggressive Growth          $54         $93          --           --
a $1,000 investment, assuming (1) 5%     Blue Chip                  $51         $85        $122         $201
annual return and (2) redemption at the  Growth                     $51         $84        $120         $189
end of each time period:                 Quantitative               $53         $91          --           --
                                         Small Cap                  $52         $87        $125         $196
                                         Technology                 $49         $79        $111         $170
                                         Total Return               $50         $82        $117         $185
                                         Value+Growth               $55         $96          --           --
You would pay the following expenses on  Aggressive Growth          $24         $73          --           --
the same investment, assuming no         Blue Chip                  $21         $65        $112         $201
redemption:                              Growth                     $21         $64        $110         $189
                                         Quantitative               $23         $71          --           --
                                         Small Cap                  $22         $67        $115         $196
                                         Technology                 $19         $59        $101         $170
                                         Total Return               $20         $62        $107         $185
                                         Value+Growth               $25         $76          --           --
CLASS C SHARES(8)
You would pay the following expenses on  Aggressive Growth          $23         $72          --           --
a $1,000 investment, assuming (1) 5%     Blue Chip                  $21         $64        $110         $238
annual return and (2) redemption at the  Growth                     $20         $61        $105         $227
end of each time period:                 Quantitative               $23         $70          --           --
                                         Small Cap                  $22         $67        $115         $248
                                         Technology                 $18         $57         $99         $214
                                         Total Return               $19         $59        $102         $221
                                         Value+Growth               $24         $73          --           --


-------------------------
(7) Assumes conversion to Class A shares six years after purchase and was calculated based upon the assumption that the shareholder was an owner of the shares on the first day of the first year and the contingent deferred sales charge was applied as follows: 1 year (3%), 3 years (2%), 5 years (1%) and 10 years (0%). See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class B Shares" for more information regarding the calculation of the contingent deferred sales charge.

(8) Assumes that the shareholder was the owner on the first day of the first year and the contingent deferred sales charge was not applicable for any of the periods shown. See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class C Shares."


The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. See "Investment Manager and Underwriter" for more information. The base management fee for the Aggressive Growth Fund and the Small Cap Fund is
 .65%. The base management is subject to a maximum upward or downward performance adjustment whereby the management fee will be between .45% and .85% for the Aggressive Growth Fund and between .35% and .95% for the Small Cap Fund. For the Small Cap Fund, the table reflects the base management fee for the prior fiscal year after such adjustment. The Aggressive Growth Fund will commence operations on December 31, 1996, thus "Management Fees" reflects the base management fee and "Other Expenses" is an estimate for the current fiscal year and expenses are shown for only the one and three year periods.


The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

The tables below show financial information for each Fund, except the Aggressive Growth Fund, expressed in terms of one share outstanding throughout the period. The information in the tables for each Fund is covered by the report of the Fund's independent auditors. The report for each Fund is contained in its Registration Statement and is available from that Fund. The financial statements contained in each Fund's 1996 Annual Report to Shareholders are incorporated herein by reference and may be obtained by writing or calling that Fund.


                                 BLUE CHIP FUND

                                                                                                                       NOV. 23,
                                                                                                                        1987 TO
                                                                    YEAR ENDED OCTOBER 31,                             OCT. 31,
                                              1996     1995     1994     1993     1992     1991     1990     1989        1988
                                             ---------------------------------------------------------------------    -----------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period         $14.87    12.33    13.88    12.72    13.24     9.65    10.07     8.41        9.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .22      .19      .19      .18      .18      .11      .13      .18         .35
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)      3.45     2.57     (.71)    1.13      .41     3.63     (.45)    1.78        (.80)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               3.67     2.76     (.52)    1.31      .59     3.74     (.32)    1.96        (.45)
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income       .20      .20      .19      .15      .14      .15      .10      .30         .14
---------------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain          1.20      .02      .84       --      .97       --       --       --          --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                                1.40      .22     1.03      .15     1.11      .15      .10      .30         .14
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $17.14    14.87    12.33    13.88    12.72    13.24     9.65    10.07        8.41
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                 26.72%   22.74    (3.82)   10.35     4.76    39.19    (3.23)   24.08       (4.99)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                       1.26%    1.30     1.48     1.25     1.46     1.66     1.91     2.08        1.83
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                          1.40%    1.47     1.50     1.28     1.63      .88     1.28     1.99        4.47
---------------------------------------------------------------------------------------------------------------------------------



                                                                      CLASS B                              CLASS C
                                                          -------------------------------    -----------------------------------
                                                             YEAR ENDED        MAY 31 TO          YEAR ENDED          MAY 31 TO
                                                            OCTOBER 31,       OCTOBER 31,        OCTOBER 31,         OCTOBER 31,
                                                           1996      1995        1994        1996        1995           1994
                                                          -------    -----    -----------    -----    -----------    -----------
CLASS B AND C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                      $ 14.82    12.29       12.30       14.88       12.32          12.30
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       .10      .09         .06         .10         .07            .09
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                    3.45     2.56        (.01)       3.45        2.62           (.01)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             3.55     2.65         .05        3.55        2.69            .08
--------------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                     .08      .10         .06         .08         .11            .06
--------------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                        1.20      .02          --        1.20         .02             --
--------------------------------------------------------------------------------------------------------------------------------
Total dividends                                              1.28      .12         .06        1.28         .13            .06
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              17.09    14.82       12.29       17.15       14.88          12.32
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                               25.82%   21.76         .42       25.75       22.04            .67
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                     2.08%    2.06        2.43        2.05        2.01           2.33
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                         .58%     .71         .33         .61         .76            .43
--------------------------------------------------------------------------------------------------------------------------------



                                                                                                                  NOV. 23, 1987
                                                          YEAR ENDED OCTOBER 31,                                   TO OCT. 31,
                              1996       1995       1994       1993       1992       1991      1990      1989         1988
                            ----------------------------------------------------------------------------------    -------------
ALL CLASSES
SUPPLEMENTAL DATA:
Net assets at end of
period
(in thousands)              $256,172    168,266    153,172    196,327    182,553    61,146    32,172    26,164        20,421
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate          166%       117        131        222        178       162        93        89           326
-------------------------------------------------------------------------------------------------------------------------------



Average commission rate paid per share on stock transactions for the year ended October 31, 1996 was $.0587.

--------------------------------------------------------------------------------

                                  GROWTH FUND


                                                                             YEAR ENDED SEPTEMBER 30,
                                                  1996     1995    1994    1993    1992    1991    1990    1989     1988    1987
                                                 --------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year               $16.07    12.93   15.33   13.09   13.14    9.00    9.79    7.61    13.73   13.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             .12      .05     .01     .01     .03     .06     .18     .17      .23     .20
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)          2.74     3.27   (1.41)   2.29     .71    4.57    (.79)   2.24    (2.83)   4.13
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   2.86     3.32   (1.40)   2.30     .74    4.63    (.61)   2.41    (2.60)   4.33
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income           .04       --      --     .03     .05     .11     .18     .23      .21     .10
---------------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain              1.68      .18    1.00     .03     .74     .38      --      --     3.31    3.57
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                                    1.72      .18    1.00     .06     .79     .49     .18     .23     3.52    3.67
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                     $17.21    16.07   12.93   15.33   13.09   13.14    9.00    9.79     7.61   13.73
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      19.62%   26.07   (9.39)  17.60    5.55   54.13   (6.37)  32.60   (15.15)  44.69
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                           1.07%    1.17    1.09    1.00    1.03    1.04     .89     .83      .82     .80
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                               .65%     .43     .24     .06     .32     .59    1.84    2.11     3.38    1.67
---------------------------------------------------------------------------------------------------------------------------------



                                                                         CLASS B                            CLASS C
                                                            ---------------------------------   -------------------------------
                                                               YEAR ENDED                         YEAR ENDED
                                                              SEPTEMBER 30,       MAY 31 TO      SEPTEMBER 30,      MAY 31 TO
                                                            -----------------   SEPTEMBER 30,   ---------------   SEPTEMBER 30,
                                                             1996       1995        1994        1996      1995        1994
                                                            -------     -----   -------------   -----     -----   -------------
CLASS B AND C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                        $ 15.85     12.88       13.10       15.87     12.88       13.09
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                                          (.09)     (.08)       (.03)       (.06)     (.07)       (.02)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                      2.74      3.23        (.19)       2.74      3.24        (.19)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               2.65      3.15        (.22)       2.68      3.17        (.21)
-------------------------------------------------------------------------------------------------------------------------------
Less distribution from net realized gain                       1.68       .18          --        1.68       .18          --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 16.82     15.85       12.88       16.87     15.87       12.88
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                 18.47%    24.83       (1.68)      18.65     24.99       (1.60)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                       2.05%     2.17        2.11        1.95      2.03        2.09
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                            (.33)%    (.57)       (.76)       (.23)     (.43)       (.67)
-------------------------------------------------------------------------------------------------------------------------------



                                                                  YEAR ENDED SEPTEMBER 30,
                               1996         1995       1994       1993       1992      1991     1990     1989     1988     1987
                            -----------------------------------------------------------------------------------------------------
ALL CLASSES
SUPPLEMENTAL DATA:
Net assets at end of year
(in thousands)              $2,738,303    2,503,301  2,255,977  1,826,961  1,419,292  613,245  307,555  335,998  285,485  376,045
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
rate                               150%          67        115        139         83      143      194      160       61      247
---------------------------------------------------------------------------------------------------------------------------------



Average commission rate paid per share on stock transaction for the year ended September 30, 1996 was $.0560

--------------------------------------------------------------------------------

                               QUANTITATIVE FUND



February 15, 1996 (commencement of operations) to November 30, 1996.



                                                                                    CLASS A          CLASS B       CLASS C
                                                                                    ----------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                $ 9.50             9.50             9.50
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                                                                   --             (.04)            (.04)
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                    1.62             1.58             1.59
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                      1.62             1.54             1.55
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $11.12            11.04            11.05
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                                        17.05 %          16.21            16.32
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses absorbed by the Fund                                                         1.48 %           2.32             2.33
----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                   (.16)%          (1.00)           (1.01)
----------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                                              2.26 %           3.15             3.12
----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                   (.94)%          (1.83)           (1.80)
----------------------------------------------------------------------------------------------------------------------------
ALL CLASSES
SUPPLEMENTAL DATA:
Net assets at end of period                                                                                       $4,596,000
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                                                                      72%
----------------------------------------------------------------------------------------------------------------------------



Average commission rate paid per share on stock transactions for the period ended November 30, 1996 was $.0555.

--------------------------------------------------------------------------------

                                 SMALL CAP FUND


                                                                           YEAR ENDED SEPTEMBER 30,
                                              1996(A)    1995(A)   1994    1993   1992(A)   1991    1990    1989    1988    1987
                                              -----------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year            $  7.14      5.81     6.45    5.25    5.35     3.79    4.71    3.66    6.69    5.80
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (.02)     (.01)    (.01)   (.02)   (.02)     .02     .05     .10     .05     .09
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)         .94      1.68     (.27)   1.71     .40     1.89    (.86)   1.00   (1.45)   1.82
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  .92      1.67     (.28)   1.69     .38     1.91    (.81)   1.10   (1.40)   1.91
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income          --        --       --      --     .01      .06     .11     .05     .13      --
---------------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain            1.05       .34      .36     .49     .47      .29      --      --    1.50    1.02
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                                  1.05       .34      .36     .49     .48      .35     .11     .05    1.63    1.02
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                  $  7.01      7.14     5.81    6.45    5.25     5.35    3.79    4.71    3.66    6.69
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                    16.33%    30.88    (4.31)  34.11    7.02    55.16  (17.52)  30.58  (17.34)  39.40
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                         1.08%     1.14     1.34    1.03    1.28     1.25     .86     .64     .72     .53
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                     (.26)%    (.18)    (.76)   (.43)   (.43)     .27    1.22    2.55    1.42    1.62
---------------------------------------------------------------------------------------------------------------------------------



                                                           CLASS B                                       CLASS C
                                           ----------------------------------------       -------------------------------------
                                                YEAR ENDED              MAY 31 TO            YEAR ENDED             MAY 31 TO
                                              SEPTEMBER 30,           SEPTEMBER 30,         SEPTEMBER 30,         SEPTEMBER 30,
                                            1996          1995            1994            1996        1995            1994
                                           -------       ------       -------------       -----       -----       -------------
CLASS B AND C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period       $  7.03         5.78            5.65            7.02        5.77            5.65
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                         (.09)        (.07)           (.02)           (.09)       (.07)           (.03)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain             .92         1.66             .15             .92        1.66             .15
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               .83         1.59             .13             .83        1.59             .12
-------------------------------------------------------------------------------------------------------------------------------
Less distribution from net realized gain      1.05          .34              --            1.05         .34              --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $  6.81         7.03            5.78            6.80        7.02            5.77
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                15.13%       29.59            2.30           15.16       29.65            2.12
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
Expenses                                      2.15%        2.17            2.29            2.15        2.10            2.10
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                          (1.33)%      (1.21)          (1.38)          (1.33)      (1.14)          (1.21)
-------------------------------------------------------------------------------------------------------------------------------



                                                                     YEAR ENDED SEPTEMBER 30,
                                      1996       1995     1994     1993       1992     1991     1990     1989     1988     1987
                                    -------------------------------------------------------------------------------------------
ALL CLASSES
SUPPLEMENTAL DATA:
Net assets at end of year (in
thousands)                          $934,075    839,905  631,607  510,060  329,116  289,345  179,092  286,411  284,426  353,111
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   85%       102       58       82       73      126      107      100       90      115
-------------------------------------------------------------------------------------------------------------------------------



Average commission rate paid per share on stock transactions for the year ended September 30, 1996 was $.0557.

--------------------------------------------------------------------------------

                                TECHNOLOGY FUND


                                                                                  YEAR ENDED OCTOBER 31,
                                               1996       1995    1994    1993(A)   1992    1991    1990    1989    1988    1987
                                              -----------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year            $14.63      11.50   10.68     9.95    12.42    9.37   10.19    9.39   11.76   13.82
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (.08)      (.03)     --     (.01)     .01     .13     .22     .26     .18     .19
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)        .74       4.66    1.49     2.03      .04    3.35    (.45)   1.28     .07     .56
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 .66       4.63    1.49     2.02      .05    3.48    (.23)   1.54     .25     .75
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income         --         --      --       --      .03     .20     .29     .23     .12     .13
---------------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain           2.13       1.50     .67     1.29     2.49     .23     .30     .51    2.50    2.68
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                                 2.13       1.50     .67     1.29     2.52     .43     .59     .74    2.62    2.81
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                  $13.16      14.63   11.50    10.68     9.95   12.42    9.37   10.19    9.39   11.76
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                    7.83%     47.30   14.95    21.76      .32   38.58   (2.51)  18.19    3.84    6.32
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                         .89%       .88     .89      .81      .82     .81     .71     .69     .69     .63
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                    (.62)%     (.23)    .05     (.06)     .07    1.24    2.23    2.92    2.26    1.17
---------------------------------------------------------------------------------------------------------------------------------



                                                    CLASS B                                            CLASS C
                                 ---------------------------------------------      ---------------------------------------------
                                          YEAR ENDED               MAY 31, TO                YEAR ENDED               MAY 31, TO
                                         OCTOBER 31,               OCTOBER 31,              OCTOBER 31,               OCTOBER 31,
                                    1996             1995             1994             1996             1995             1994
                                 -----------      -----------      -----------      -----------      -----------      -----------
CLASS B AND C SHARES
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning
of period                          $ 14.39            11.45             9.99           14.45            11.45             9.99
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment loss                 (.19)            (.15)            (.05)           (.18)            (.15)            (.05)
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain                      .70             4.59             1.51             .71             4.65             1.51
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                             .51             4.44             1.46             .53             4.50             1.46
---------------------------------------------------------------------------------------------------------------------------------
Less distribution from net
realized gain                         2.13             1.50               --            2.13             1.50               --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
  period                           $ 12.77            14.39            11.45           12.85            14.45            11.45
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT
  ANNUALIZED)                         6.76%           45.65            14.61            6.88            46.23            14.61
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
(ANNUALIZED):
Expenses                              1.87%            1.82             1.99            1.82             1.76             1.83
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss                  (1.60)%          (1.17)           (1.08)          (1.55)           (1.11)            (.92)
---------------------------------------------------------------------------------------------------------------------------------



                                                                     YEAR ENDED OCTOBER 31,
                                   1996          1995      1994     1993     1992     1991     1990     1989     1988     1987
                                ------------------------------------------------------------------------------------------------
ALL CLASSES
SUPPLEMENTAL DATA:
Net assets at end of year
(in thousands)                  $1,062,813     1,017,955  713,654  612,604  559,279  606,295  472,992  532,760  513,800  566,241
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                121%          105       81       95       95       81       25       39       11       41
--------------------------------------------------------------------------------------------------------------------------------



Average commission rate paid per share on stock transactions for the year ended October 31, 1996 was $.0558.

--------------------------------------------------------------------------------

                               TOTAL RETURN FUND


                                                                          YEAR ENDED OCTOBER 31,
                                          1996       1995     1994     1993     1992     1991     1990     1989     1988    1987
                                         ----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year       $10.60       9.10    11.23    10.07    10.07     7.78     8.34     7.34    7.24     8.78
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                     .28        .29      .19      .30      .22      .36      .46      .37     .36      .27
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss)                                   1.24       1.46    (1.01)    1.54      .37     2.42     (.64)    1.04     .23     (.55)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           1.52       1.75     (.82)    1.84      .59     2.78     (.18)    1.41     .59     (.28)
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment
  income                                    .34        .25      .23      .24      .29      .49      .38      .41     .29      .28
---------------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain       .50         --     1.08      .44      .30       --       --       --     .20      .98
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                             .84        .25     1.31      .68      .59      .49      .38      .41     .49     1.26
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year             $11.28      10.60     9.10    11.23    10.07    10.07     7.78     8.34    7.34     7.24
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                              15.34%     19.46    (7.92)   19.08     6.09    37.20    (2.31)   20.00    8.75    (4.18)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                   1.05%      1.12     1.13     1.02     1.06     1.03      .87      .79     .78      .72
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                      2.76%      3.00     2.34     2.94     2.23     3.96     5.87     4.76    5.10     3.05
---------------------------------------------------------------------------------------------------------------------------------



                                                                     CLASS B                                 CLASS C
                                                        ----------------------------------      ---------------------------------
                                                           YEAR ENDED           MAY 31 TO          YEAR ENDED          MAY 31 TO
                                                           OCTOBER 31,         OCTOBER 31,        OCTOBER 31,         OCTOBER 31,
                                                         1996       1995          1994          1996       1995          1994
                                                        -------------------------------------------------------------------------
CLASS B AND C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                    $10.59       9.09          9.24         10.61       9.09          9.24
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    .19        .20           .06           .20        .21           .06
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                 1.23       1.46          (.16)         1.22       1.48          (.16)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          1.42       1.66          (.10)         1.42       1.69          (.10)
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                  .24        .16           .05           .25        .17           .05
---------------------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                      .50         --            --           .50         --            --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                                            .74        .16           .05           .75        .17           .05
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $11.27      10.59          9.09         11.28      10.61          9.09
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                            14.28%     18.42         (1.06)        14.31      18.76         (1.05)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                  1.99%      2.05          2.03          1.89       1.86          2.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                     1.82%      2.07          1.57          1.92       2.26          1.60
---------------------------------------------------------------------------------------------------------------------------------



                                                              YEAR ENDED OCTOBER 31,
                     1996         1995        1994        1993        1992       1991      1990      1989      1988       1987
                  ---------------------------------------------------------------------------------------------------------------
ALL CLASSES
SUPPLEMENTAL
  DATA:
Net assets at end
of year (in
thousands)        $3,020,798    2,926,542   2,864,322   1,509,687   1,212,896   998,465   781,417   937,804   976,972   1,077,369
---------------------------------------------------------------------------------------------------------------------------------
Portfolio
turnover rate             85%         142         121         180         150       157       157       130       187         171
---------------------------------------------------------------------------------------------------------------------------------



Average commission rate paid per share on stock transactions for the year ended October 31, 1996 was $.0580.

--------------------------------------------------------------------------------

                               VALUE+GROWTH FUND



                                             CLASS A                       CLASS B                       CLASS C
                                   ---------------------------   ---------------------------   ---------------------------
                                                   OCTOBER 16                    OCTOBER 16                    OCTOBER 16
                                    YEAR ENDED         TO         YEAR ENDED         TO         YEAR ENDED         TO
                                   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                       1996           1995           1996           1995           1996           1995
                                   ------------   ------------   ------------   ------------   ------------   ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
  period                              $10.02           9.50          10.02           9.50          10.01           9.50
------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)           .05            .02           (.04)           .02           (.04)           .01
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
    gain                                2.88            .50           2.85            .50           2.87            .50
------------------------------------------------------------------------------------------------------------------------
Total from investment operations        2.93            .52           2.81            .52           2.83            .51
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $12.95          10.02          12.83          10.02          12.84          10.01
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)          29.24%          5.47          28.04           5.47          28.27           5.37
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
(ANNUALIZED):
Expenses absorbed by the Fund           1.47%          1.35           2.27           2.10           2.22           2.07
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)             .43%          2.25           (.37)          1.50           (.32)          1.53
------------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS
(ANNUALIZED):
Expenses                                1.59%            --           2.44             --           2.35             --
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)             .31%            --           (.54)            --           (.45)            --
------------------------------------------------------------------------------------------------------------------------



                                                                                                             OCTOBER 16
                                                                                              YEAR ENDED         TO
                                                                                             NOVEMBER 30,   NOVEMBER 30,
                                                                                                 1996           1995
                                                                                             ------------   ------------
ALL CLASSES
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                                                     $ 39,092         5,851
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                              82%           --
------------------------------------------------------------------------------------------------------------------------



Average commission rate paid per share on stock transactions for the year ended November 30, 1996 was $.0571.

--------------------------------------------------------------------------------

Notes:
(a) Per share data were determined based on average shares outstanding.

(b) For Quantitative Equity Fund and Value+Growth Fund, the investment manager agreed to temporarily waive or absorb certain operating expenses of the Funds. The other ratios to average net assets are computed without this expense waiver or absorption.


Total return does not reflect the effect of any sales charges. The Funds are organized as separate Massachusetts business trusts.

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

The following information sets forth each Fund's investment objective and policies. Each Fund's returns and net asset value will fluctuate and there is no assurance that any Fund will meet its objective.

AGGRESSIVE GROWTH FUND. The Aggressive Growth Fund is a non-diversified investment company that seeks capital appreciation through the use of aggressive investment techniques. In seeking to achieve its objective, the Fund invests primarily in equity securities of U.S. companies that the investment manager believes offer the best opportunities for capital appreciation at any given time. The investment manager pursues a flexible investment strategy in the selection of securities, not limited to any particular investment sector, industry or company size; and it may, depending upon market circumstances, emphasize the securities of small, medium or large-sized companies from time to time. The Fund may invest a significant portion of its assets in initial public offerings ("IPOs"), which are typically securities of small, unseasoned issuers. In addition, since the Fund is a non-diversified investment company, when attractive investments are identified, the investment manager may establish relatively large individual positions, sometimes representing more than 5% of total assets. See "Special Risk Factors--Non-Diversified" below. Therefore, the Fund has broader latitude in its selection of securities than a typical equity mutual fund. There is no assurance that the management strategy for the Fund will be successful or that the Fund will achieve its objective.

The investment manager uses a disciplined approach to stock selection and fundamental research to help it identify quality "growth" companies whose stocks are selling at reasonable prices. Growth stocks are stocks of companies whose earnings per share are expected by the investment manager to grow faster than the market average. Growth stocks tend to trade at higher price to earnings (P/E) ratios than the general market, but the investment manager believes that the potential of such stocks for above average earnings more than justifies their price. The investment manager relies heavily upon the fundamental analysis and research of its large research staff, and will generally seek to invest in growth companies whose value may not be fully recognized by the market at large. Such companies may be:

- Expected to achieve accelerating earnings growth, perhaps due to strong demand for their products or services;

- Undervalued, based upon price/earnings ratios, price/book value ratios and other measures;

- Undergoing financial restructuring;

- Involved in takeover or arbitrage situations;

- Expected to benefit from evolving market cycles or changing economic conditions; or

- Representing special situations, such as changes in management or favorable regulatory developments.

Because of the flexible nature of the Fund's investment policies, the Fund may have a higher portfolio turnover than a typical equity mutual fund. See "Additional Investment Information" below. To some extent, the Fund may trade in securities for the short term. In addition, the investment manager may use market volatility in an attempt to capitalize on apparently unwarranted price fluctuations, both to purchase or increase undervalued positions and to sell or reduce overvalued holdings. For example, during market declines, the Fund may add to positions in favored securities, while becoming more aggressive as it gradually reduces the number of companies represented in its portfolio. Conversely, in rising markets, the Fund may reduce or eliminate fully valued positions, while becoming more conservative as it gradually increases the number of companies in its portfolio.


Although the Fund will not invest 25% or more of its total assets in any one industry, it may, from time to time, invest 25% or more of its total assets in one or more market sectors, such as the technology sector. If the Fund concentrates its investments in a market sector, financial, economic, business and other developments affecting issuers in that sector may have a greater effect on the Fund than if it had not concentrated its assets in that sector.

Under normal conditions, the Fund will invest at least 65%, and may invest up to 100%, of its total assets in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into or exchangeable for common or preferred stocks, equity investments in partnerships, joint ventures and other forms of non-corporate investment and warrants and rights exercisable for equity securities.

The Fund may also purchase and write options, engage in financial futures transactions, purchase foreign securities and engage in related foreign currency transactions and lend its portfolio securities. See "Special Risk Factors--Foreign Securities" and "Additional Investment Information" below. The Fund may engage in short sales against-the-box, although it is the Fund's current intention that no more than 5% of its net assets will be at risk. When a defensive position is deemed advisable, all or a significant portion of the Fund's assets may be held temporarily in cash or defensive type securities, such as high-grade debt securities, securities of the U.S. Government or its agencies and high quality money market instruments, including repurchase agreements.

BLUE CHIP FUND. The Blue Chip Fund seeks growth of capital and of income. In seeking to achieve its objective, the Fund will invest primarily in common stocks of well capitalized, established companies that the Fund's investment manager believes to have the potential for growth of capital, earnings and dividends. Under normal market conditions, the Fund will, as a fundamental policy, invest at least 65%, and may invest up to 100%, of its total assets in the common stocks of companies with a market capitalization of at least $1 billion at the time of investment.

In pursuing its objective, the Fund will emphasize investments in common stocks of large, well known, high quality companies. Companies of this general type are often referred to as "Blue Chip" companies. "Blue Chip" companies are generally identified by their substantial capitalization, established history of earnings and dividends, easy access to credit, good industry position and superior management structure. "Blue Chip" companies are believed to generally exhibit less investment risk and less price volatility than companies lacking these high quality characteristics, such as smaller, less seasoned companies. In addition, the large market of publicly held shares for such companies and the generally high trading volume in those shares results in a relatively high degree of liquidity for such investments. The characteristics of high quality and high liquidity of "Blue Chip" investments should make the market for such stocks attractive to investors both within and outside the United States. The Fund will generally attempt to avoid speculative securities or those with significant speculative characteristics.

Examples of "Blue Chip" companies currently eligible for investment by the Fund include, but are not limited to, companies such as Pfizer Inc., Merck & Co., Inc., Hewlett-Packard Company, AT&T Company, General Reinsurance, J.P. Morgan & Co., Union Pacific Corporation and PepsiCo. Inc. While the Fund's portfolio will not be limited to the examples noted and need not contain any specific security, companies of this general quality comprise a relatively small, select group. In general, the Fund will seek to invest in those established, high quality companies whose industries are experiencing favorable secular or cyclical change. Thus, the Fund in seeking its objective will endeavor to select its investments from among high quality companies operating in the more attractive industries.

As indicated above, the Fund's investment portfolio will normally consist primarily of common stocks. The Fund may invest to a more limited extent in preferred stocks, debt securities and securities convertible into or exchangeable for common stocks, including warrants and rights, when they are believed to offer opportunities for growth of capital and of income. The Fund may also purchase options, engage in financial futures transactions, purchase foreign securities, engage in related foreign currency transactions and lend its portfolio securities. See "Special Risk Factors--Foreign Securities" and "Additional Investment Information" below. The Fund may engage in short sales against-the-box, although it is the Fund's current intention that no more than 5% of its net assets will be at risk. When, as a result of market conditions affecting "Blue Chip" companies, a defensive position is deemed advisable to help preserve capital, the Fund may temporarily invest without limit in high-grade debt securities, securities of the U.S. Government and its agencies, and high quality money market instruments, including repurchase agreements, or retain cash.

The Fund does not generally make investments for short-term profits, but it is not restricted in policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions and market prices may dictate and as its investment policy may require.

There are risks inherent in the investment in any security, including shares of the Fund. The investment manager attempts to reduce risk through diversification of the Fund's portfolio and fundamental research; however, there is no guarantee that such efforts will be successful. The investment manager believes that there are opportunities for growth of capital and growth of dividends from investments in "Blue Chip" companies over time. The Fund's shares are intended for long-term investment.

GROWTH FUND. The Growth Fund seeks growth of capital through professional management and diversification of investments in securities it believes to have potential for capital appreciation. In seeking to obtain capital appreciation, the Fund may trade in securities for the short-term. To this extent, the Fund will be engaged in trading operations based on short-term market considerations as distinct from long-term investment based upon fundamental valuation of securities. However, the Fund will emphasize fundamental research in attempting to identify under-valued situations that it hopes will appreciate over the longer term. The Fund's investment policy may involve a somewhat greater risk than is inherent in the ordinary investment security. Since any income received from such securities will be entirely incidental, an investor should not consider a purchase of Fund shares as equivalent to a complete investment program.

In seeking to achieve its objective, it will be the Fund's policy to invest primarily in securities that it believes offer the potential for increasing the Fund's total asset value. While it is anticipated that most investments will be in common stocks of companies with above-average growth prospects, investments may also be made to a limited degree in other common stocks and in convertible securities (including warrants), such as bonds and preferred stocks. The Fund may also purchase options, engage in financial futures transactions, purchase foreign securities, engage in related foreign currency transactions and lend its portfolio securities. See "Special Risk Factors--Foreign Securities" and "Additional Investment Information" below. There may also be times when a significant portion of the Fund's assets may be held temporarily in cash or defensive type securities, such as high-grade debt securities, securities of the U.S. Government or its agencies and high quality money market instruments, including repurchase agreements, depending upon the investment manager's analysis of business and economic conditions and the outlook for security prices.

Some of the factors the Fund's management will consider in making its investments are patterns of increasing growth in sales and earnings, the development of new or improved products or services, favorable outlooks for growth in the industry, the probability of increased operating efficiencies, emphasis on research and development, cyclical conditions, or other signs that a company is expected to show greater than average capital appreciation and earnings growth.

QUANTITATIVE FUND. The Quantitative Fund seeks growth of capital and reduction of risk through professional management of a diversified portfolio of equity securities. In seeking to achieve the Fund's objectives, the investment manager will emphasize the use of fundamental research and advanced quantitative technology. There is no assurance that the management strategy for the Fund will be successful or that the Fund will achieve its objectives.

The investment manager uses a disciplined approach to stock selection and fundamental research to help it identify quality "growth" companies, whose stocks are selling at reasonable prices based upon their earnings potential and whose earnings are growing faster than the market average. Those stocks that are believed by the investment manager to have superior price appreciation potential are considered as eligible for investment by the Fund. Thus, a list of eligible investments is developed by the investment manager through a regimented review process that applies the results of research generated by the investment manager's analytical staff to well defined quantitative factors (e.g., return on equity, earnings per share growth) and qualitative factors (e.g., industry growth, market share). As described below, the Fund's portfolio is structured by the investment manager from eligible investments by using advanced quantitative technology with a view to reducing the degree by which the volatility of the portfolio differs from the volatility of the market for growth stocks generally.

The investment manager believes that there are identifiable macro-economic factors that are major contributors to the volatility of the stock market. Examples of these factors include: economic growth, the direction of long-term interest rates and the credit spread, which is the spread between Treasury and corporate fixed income securities. In selecting among the growth stocks identified as being eligible for inclusion in the Fund's portfolio, the investment manager applies advanced quantitative techniques to help structure the portfolio so that normally it is neutrally weighted to these macro-economic factors. These techniques involve the use of computer modeling to help select a portfolio of securities believed to be attractive while simultaneously maintaining a neutral macroeconomic posture. Neutral weighting means that the exposure of the Fund's portfolio to the effect of these macro-economic factors is, in the view of the investment manager, generally the same as the exposure of the market for growth stocks as a whole. The purpose of this process is to reduce the degree by which the volatility of the portfolio differs from the volatility of the market for growth stocks and to increase the importance of fundamental research and stock selection in the management process.

Depending upon economic and market conditions, the investment manager may at times under- or overweight the portfolio with respect to certain macro-economic factors. In those circumstances, the return potential as well as the risk profile of the Fund's portfolio may be increased relative to the market for growth stocks generally. However, a primary goal of portfolio structuring for the Fund is to reduce those risks and the investment manager would normally not be expected to so weight the portfolio.

Under normal conditions, the Fund will invest at least 65%, and may invest up to 100%, of its total assets in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into or exchangeable for common or preferred stocks, equity investments in partnerships, joint ventures and other forms of non-corporate investment and warrants and rights exercisable for equity securities. Normally, the Fund's primary investments will be common stocks of large, well capitalized companies. The Fund currently does not intend to invest more than 5% of its net assets in debt securities (including convertible debt securities) during the current year (except for defensive investments described below).

The Fund may also purchase and write options, engage in financial futures transactions, purchase foreign securities and engage in related foreign currency transactions and lend its portfolio securities. See "Special Risk Factors--Foreign Securities" and "Additional Investment Information" below. When a defensive position is deemed advisable, all or a significant portion of the Fund's assets may be held temporarily in cash or defensive type securities, such as high-grade debt securities, securities of the U.S. Government or its agencies and high quality money market instruments, including repurchase agreements.

The Fund does not generally make investments for short-term profits, but it is not restricted in policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions and market prices may dictate and as its investment policy may require.

SMALL CAP FUND. The Small Cap Fund seeks maximum appreciation of investors' capital. Current income will not be a significant factor. The Fund is designed primarily for investors with substantial resources and the investment experience to consider their shares as a long-term investment involving financial risk commensurate with potential substantial gains.

The Fund seeks attractive areas for investment opportunity arising from such factors as technological advances, new marketing methods, and changes in the economy and population. Currently, the investment manager believes that such investment opportunities may be found among the following: (a) companies engaged in high technology fields such as electronics, medical technology, computer software and specialty retailing; (b) companies having a significantly improved earnings outlook as the result of a changed economic environment, acquisitions, mergers, new management, changed corporate strategy or product innovation; (c) companies supplying new or rapidly growing services to consumers and businesses in such fields as automation, data processing, communications, marketing and finance; and (d) companies having innovative concepts or ideas.

As a non-fundamental policy, at least 65% of the Fund's total assets normally will be invested in the equity securities of smaller companies, i.e., those having a market capitalization of $1 billion or less at the time of investment, many of which would be in the early stages of their life cycle. The investment manager currently believes that investment in such companies may offer greater opportunities for growth of capital than larger, more established companies, but also involves certain special risks. Smaller companies often have limited product lines, markets, or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies generally are subject to more abrupt or erratic market movements and may be less liquid than securities of larger, more established companies or the market averages in general.

The Fund's investment portfolio will normally consist primarily of common stocks and securities convertible into or exchangeable for common stocks, including warrants and rights. The Fund may also invest to a limited degree in preferred stocks and debt securities when they are believed by the investment manager to offer opportunities for capital growth. The Fund may also purchase options, engage in financial futures transactions, purchase foreign securities, engage in related foreign currency transactions and lend its portfolio securities. See "Special Risk Factors--Foreign Securities" and "Additional Investment Information" below. When a defensive position is deemed advisable, it may, without limit, invest in high-grade senior securities and securities of the U.S. Government and its instrumentalities or retain cash or cash equivalents, including repurchase agreements.

In the selection of investments, long-term capital appreciation will take precedence over short range market fluctuations. The Fund does not intend to engage actively in trading for short-term profits, although it may occasionally make investments for short-term capital appreciation when such action is believed to be desirable and consistent with sound investment procedure. Generally, the Fund will make long-term rather than short-term investments. Nevertheless, it may dispose of such investments at any time it may be deemed advisable because of a subsequent change in the circumstances of a particular company or industry or in general market or economic conditions. For example, a security initially purchased for long-term growth potential may be sold at any time when it is determined that future growth may not be at an acceptable rate or that there is a risk of substantial decline in market price. The rate of portfolio turnover is not a limiting factor when changes in investments are deemed appropriate. In addition, market conditions, cash requirements for redemption and repurchase of Fund shares or other factors could affect the portfolio turnover rate.

Since many of the securities in the Fund's portfolio may be considered speculative in nature by traditional investment standards, substantially greater than average market volatility and investment risk may be involved. There can be no assurance that the Fund's shareholders will be protected from the risk of loss inherent in security ownership.

TECHNOLOGY FUND. The Technology Fund seeks growth of capital. In seeking to achieve its objective, the Fund will invest primarily in securities of companies which the investment manager expects to benefit from technological advances and improvements ("technology companies") with an emphasis on the securities of companies that the investment manager believes have potential for long-term capital growth. Receipt of income from such securities will be entirely incidental. Technology companies include those whose processes, products or services, in the judgment of the investment manager, are or may be expected to be significantly benefited by scientific developments and the application of technical advances in industry, manufacturing and commerce resulting from improving technology in such fields as, for example, aerospace, chemistry, electronics, genetic engineering, geology, information sciences (including computers and computer software), metallurgy, medicine (including pharmacology, biotechnology and biophysics) and oceanography. This investment policy permits the investment manager to seek stocks having superior growth potential in virtually any industry in which they may be found. The above objective and policies may not be changed without shareholder approval.

The investment manager currently believes that investments in smaller emerging growth technology companies may offer greater opportunities for growth of capital than investments in larger, more established technology companies. However, such investments also involve certain special risks. Smaller companies often have limited product lines, markets, or financial resources; and they may be dependent upon one or a few persons for management. The securities of such companies generally are subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Thus, investment by the Fund in smaller emerging growth technology companies may expose investors to greater than average financial and market risk. There is no assurance that the Fund's objective will be achieved.

The Fund's investment portfolio will normally consist primarily of common stocks and securities convertible into or exchangeable for common stocks, including warrants and rights. The Fund may also invest to a limited degree in preferred stocks and debt securities when they are believed to offer opportunities for capital growth. The Fund may also purchase and write options, engage in financial futures transactions, purchase foreign securities, engage in related foreign currency transactions and lend its portfolio securities. See "Special Risk Factors--Foreign Securities" and "Additional Investment Information" below. When a defensive position is deemed advisable, the Fund may, without limit, invest in high-grade senior securities and securities of the U.S. Government and its instrumentalities or retain cash or cash equivalents, such as high quality money market instruments, including repurchase agreements. The Fund's shares are intended for long-term investment.

The Fund may invest up to 10% of its total assets in entities, such as limited partnerships or trusts, that invest primarily in the securities of technology companies. The investment manager believes that the flexibility to make limited indirect investment in technology companies through entities such as limited partnerships and trusts will provide the Fund with increased opportunities for growth of capital. However, there is no assurance that such investments will be profitable. Entities that invest in the securities of technology companies normally have management fees and other costs that are in addition to those of the Fund. Such fees and costs will reduce any returns directly attributable to the underlying technology companies. The effect of these fees will be considered by the investment manager in connection with any decision to invest in such entities. Securities issued by these entities are normally privately placed, restricted and illiquid.

The Fund purchases securities for long-term investment, but it is the investment manager's belief that a sound investment program must be flexible in order to meet changing conditions, and changes in holdings will be made whenever deemed advisable.

TOTAL RETURN FUND. The Total Return Fund seeks the highest total return, a combination of income and capital appreciation, consistent with reasonable risk. The Fund will emphasize liberal current income in seeking its objective. The Fund's investments will normally consist of domestic and foreign fixed income and equity securities. Fixed income securities will include bonds and other debt securities (such as U.S. and foreign Government securities and investment grade and high yield corporate obligations) and preferred stocks, some of which may have a call on common stocks through attached warrants or a conversion privilege. The percentage of assets invested in specific categories of fixed income and equity securities will vary from time to time depending upon the judgment of management as to general market and economic conditions, trends in yields and interest rates and changes in fiscal or monetary policies. The Fund may also purchase options, engage in financial futures transactions, engage in foreign currency transactions and lend its portfolio securities. See "Special Risk Factors--Foreign Securities" and "Additional Investment Information" below.

As noted above, the Fund may invest in high yield fixed income securities which are in the lower rating categories and those which are unrated. Thus, the Fund could invest in some instruments considered by the rating services to have predominantly speculative characteristics. Investments in lower rated or non-rated securities, while generally providing greater income and opportunity for gain than investments in higher rated securities, entail greater risk of loss of income and principal. Currently, it is anticipated that the Fund would invest less than 35% of its total assets in high yield bonds. For a discussion of lower rated and non-rated securities and related risks, see "Special Risk Factors--High Yield (High Risk) Bonds" below.

The Fund does not make investments for short-term profits, but it is not restricted in policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions and market prices may dictate and as its investment policy may require.

VALUE+GROWTH FUND. The Value+Growth Fund seeks growth of capital through professional management of a portfolio of growth and value stocks. These stocks include stocks of large established companies, as well as stocks of small companies. A secondary objective is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.

Growth stocks are stocks of companies whose earnings per share are expected by the investment manager to grow faster than the market average. Growth stocks tend to trade at higher price to earnings (P/E) ratios than the general market, but the investment manager believes that the potential of such stocks for above average earnings more than justifies their price. Value stocks are considered "bargain stocks" because they are perceived as undervalued, i.e., attractively priced in relation to their earnings potential (low P/E ratios). Value stocks typically have dividend yields higher than the average of the companies represented in the Standard & Poor's 500 Stock Index.

The allocation between growth and value stocks in the Fund's portfolio will be made by the investment manager's Quantitative Research Department with the help of a proprietary model that evaluates macro-economic factors such as the strength of the economy, interest rates and special factors concerning growth and value stocks. Historically, the performance of growth and value stocks has tended to be counter-cyclical, i.e., when one was in favor, the other was out of favor relative to the equity market in general. Through the allocation process, the investment manager will seek to weight the portfolio more heavily in the type of stocks that are believed to present greater return opportunities at the time. The neutral allocation between growth and value stocks would be 50%/50%. Although allocations in favor of growth or value normally would not be expected to exceed 60%, the allocation to growth or value may be up to 75% at any time. Allocation decisions are normally based upon long-term considerations and changes would normally be expected to be gradual. There is no assurance that the allocation process will improve investment results.

ZKI manages the growth portion of the Fund. In managing the growth portion of the portfolio, ZKI emphasizes stock selection and fundamental research in seeking to enhance long-term performance potential. ZKI considers a number of quantitative and qualitative factors in considering whether to invest in a stock including high return on equity and earnings growth rate, low level of debt, strong balance sheet, good management and industry leadership. DVA manages the value portion of the Fund. DVA seeks stocks it believes to be undervalued. The principal factor considered is P/E ratios. Typically stocks of both types will have a market capitalization in excess of $1 billion. In selecting among stocks with low P/E ratios, DVA considers other factors such as financial strength, book to market value, earnings and dividend growth rates, return on equity and earnings estimates.

Although it is anticipated that the Fund will invest primarily in common stocks of domestic companies, the Fund may also purchase convertible securities, such as bonds and preferred stocks (including warrants and rights). The Fund may also purchase options, engage in financial futures transactions, purchase foreign securities, engage in related foreign currency transactions and lend its portfolio securities. See "Special Risk Factors-- Foreign Securities" and "Additional Investment Information" below. When a defensive position is deemed advisable, all or a significant portion of the Fund's assets may be held temporarily in cash or defensive type securities, such as high-grade debt securities, securities of the U.S. Government or its agencies and high quality money market instruments, including repurchase agreements.

The Fund does not generally make investments for short-term profits, but it is not restricted in policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions and market prices may dictate and as its investment policy may require.

SPECIAL RISK FACTORS--NON-DIVERSIFIED. The Investment Company Act of 1940 (the "1940 Act") classifies investment companies as either "diversified" or "non-diversified." All the Funds, except the Aggressive Growth Fund, are diversified funds under the 1940 Act. As a non-diversified fund, the Aggressive Growth Fund may invest a greater proportion of its assets in the obligations of a small number of issuers, and may be subject to greater risk and substantial losses as a result of changes in the financial condition or the market's assessment of the issuers. While not limited by the 1940 Act as to the proportion of its assets that it may invest in obligations of a single issuer, the Aggressive Growth Fund will comply with the diversification requirements imposed by the Internal Revenue Code for qualification as a regulated investment company. Accordingly, the Aggressive Growth Fund will not, as a fundamental policy: (i) purchase more than 10% of any class of voting securities of any issuer; (ii) with respect to 50% of its total assets, purchase securities of any issuer (other than U.S. Government Securities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer; and (iii) invest more than 25% of its total assets in a single issuer (other than U.S. Government Securities). After the Aggressive Growth Fund's initial start up period of six months, the Fund does not currently expect that it would invest more than 10% of its total assets in a single issuer (other than U.S. Government Securities).

SPECIAL RISK FACTORS--FOREIGN SECURITIES. The Funds invest primarily in securities that are publicly traded in the United States; but, they have discretion to invest a portion of their assets in foreign securities that are traded principally in securities markets outside the United States. The Funds currently limit investment in foreign securities not publicly traded in the United States to 25% of their total assets. The Funds may also invest without limit in U.S. Dollar denominated American Depository Receipts ("ADRs"), which are bought and sold in the United States and are not subject to the preceding limitation. In connection with their foreign securities investments, the Funds may, to a limited extent, engage in foreign currency exchange, options and futures transactions as a hedge and not for speculation. Additional information concerning foreign securities and related techniques is contained under "Additional Investment Information" below and "Investment Policies and Techniques" in the Statement of Additional Information.

Foreign securities involve currency risks. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement or payment, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies.

Foreign securities may be subject to foreign government taxes that reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possible imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities and the markets for such securities may be less liquid. In addition, there may be less publicly available information about foreign issuers than about domestic issuers. Many foreign issuers are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or diplomatic developments that could affect investment in these countries.

EMERGING MARKETS. While each Fund's investments in foreign securities will be principally in developed countries, a Fund may make investments in developing or "emerging" countries, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for a Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, a Fund may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The investment manager believes that these characteristics can be expected to continue in the future.

Many of the risks described above relating to foreign securities generally will be greater for emerging markets than for developed countries. For instance, economies in individual developing markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain developing markets. Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries with which they trade.

Also, the securities markets of developing countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States; this is particularly true with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such settlement problems may cause emerging market securities to be illiquid. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Certain emerging markets may lack clearing facilities equivalent to those in developed countries. Accordingly, settlements can pose additional risks in such markets and ultimately can expose the Fund to the risk of losses resulting from a Fund's inability to recover from a counterparty.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading securities may cease or may be substantially curtailed and prices for a Fund's portfolio securities in such markets may not be readily available. A Fund's portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees.

Investment in certain emerging market securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market securities and increase the costs and expenses of a Fund. Emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments, the market could impose temporary restrictions on foreign capital remittances.

FIXED INCOME. Since most foreign fixed income securities are not rated, a Fund (principally the Total Return Fund) will invest in foreign fixed income securities based on the investment manager's analysis without relying on published ratings. Since such investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of a Fund's goals may depend more upon the abilities of the investment manager than would otherwise be the case.

The value of the foreign fixed income securities held by a Fund, and thus the net asset value of the Fund's shares, generally will fluctuate with (a) changes in the perceived creditworthiness of the issuers of those securities, (b) movements in interest rates, and (c) changes in the relative values of the currencies in which a Fund's investments in fixed income securities are denominated with respect to the U.S. Dollar. The extent of the fluctuation will depend on various factors, such as the average maturity of a Fund's investments in foreign fixed income securities, and the extent to which a Fund hedges its interest rate, credit and currency exchange rate risks. Many of the foreign fixed income obligations in which a Fund will invest will have long maturities. A longer average maturity generally is associated with a higher level of volatility in the market value of such securities in response to changes in market conditions.

Investments in sovereign debt, including Brady Bonds, involve special risks. Brady Bonds are debt securities issued under a plan implemented to other debtor nations to restructure their outstanding commercial bank indebtedness. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and a Fund may be unable to collect all or any part of its investment in a particular issue.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceed of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt or increase the costs and expenses of a Fund. A significant portion of the sovereign debt in which a Fund may invest is issued as part of debt restructuring and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds. All or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.

PRIVATIZED ENTERPRISES. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. A Fund's investments in the securities of privatized enterprises include privately negotiated investments in a government- or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of foreign entities, such as a Fund, to participate in privatizations may be limited by local law, or the price or terms on which the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatization will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which a Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization of management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which a Fund may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition.

DEPOSITORY RECEIPTS. For many foreign securities, there are U.S. Dollar denominated ADRs, which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers, such as changes in foreign currency exchange rates. However, by investing in ADRs rather than directly in foreign issuers' stock, the Fund avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. The Funds may also invest in European Depository Receipts ("EDRs"), which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security.

SPECIAL RISK FACTORS--HIGH YIELD (HIGH RISK) BONDS. As stated above, the Total Return Fund may invest a portion of its assets in fixed income securities that are in the lower rating categories (below the fourth category) of recognized rating agencies or are non-rated. These lower rated and non-rated fixed income securities are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories. Lower rated and non-rated securities, which are commonly referred to as "junk bonds," have widely varying characteristics and quality. The market values of such securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower rated securities also are more sensitive to economic conditions than are higher rated securities. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based upon fundamental analysis, may depress the prices for such securities. These and other factors adversely affecting the market value of high yield securities will adversely affect the Fund's net asset value. Although some risk is inherent in all securities ownership, holders of fixed income securities have a claim on the assets of the issuer prior to the holders of common stock. Therefore, an investment in fixed income securities generally entails less risk than an investment in common stock of the same issuer. The Fund may have difficulty disposing of certain high yield securities because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on market price and the Fund's ability to dispose of particular issues and may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing these assets. Additional information concerning high yield securities appears under "Investment Policies and Techniques--Other Considerations--High Yield (High Risk) Bonds" and "Appendix--Ratings of Fixed Income Investments" in the Statement of Additional Information.

ADDITIONAL INVESTMENT INFORMATION. The portfolio turnover rates for the Funds (other than the Aggressive Growth Fund) are listed under "Financial Highlights." It is anticipated that, under normal circumstances, the portfolio turnover rate for the Aggressive Growth Fund will not exceed 250%. Higher portfolio turnover involves correspondingly greater brokerage commissions or other transaction costs. Higher portfolio turnover (100% or more) may result in the realization of greater net short-term capital gains. In order to continue to qualify as a regulated investment company for federal income tax purposes, less than 30% of the annual gross income of a Fund must be derived from the sale or other disposition of securities and certain other investments held by a Fund for less than three months. See "Dividends and Taxes" in the Statement of Additional Information.

The Aggressive Growth and Blue Chip Funds each may not borrow money except as a temporary measure for extraordinary or emergency purposes and not for leverage purposes, and then only in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any portfolio securities or other assets. (If, for any reason, the current value of a Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary.) The Blue Chip Fund may pledge up to 15% of its total assets to secure any such borrowings. The Growth, Quantitative, Small Cap, Technology, Total Return and Value+Growth Funds each may not borrow money except for temporary or emergency purposes (but not for the purchase of investments) and then only in an amount not to exceed 5% of its net assets, and may not pledge their assets in an amount exceeding the amount of the borrowings secured by such pledge. The Aggressive Growth Fund may not pledge its assets except to secure permitted borrowings.

A Fund will not purchase illiquid securities, including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 15% of the Fund's net assets, valued at the time of the transaction, would be invested in such securities. If a Fund holds a material percentage of its assets in illiquid securities, there may be a question concerning the ability of the Fund to make payment within seven days of the date its shares are tendered for redemption. SEC guidelines provide that the usual limit on aggregate holdings by an open-end investment company of illiquid assets is 15% of its net assets. See "Investment Policies and Techniques--Over-the-Counter Options" in the Statement of Additional Information for a description of the extent to which over-the-counter traded options are in effect considered as illiquid for purposes of the limit on illiquid securities for the Funds. Each Fund may invest in securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers, such as the Funds. Such securities may be illiquid and subject to the Fund's limitation on illiquid securities. A "Rule 144A" security may be treated as liquid, however, if so determined pursuant to procedures adopted by the Board of Trustees. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities.

Each Fund has adopted certain fundamental investment restrictions, which are presented in the Statement of Additional Information and which, together with the investment objective and policies of a Fund (other than policies that are not fundamental), cannot be changed without approval by holders of a majority of its outstanding voting shares. As defined in the 1940 Act, this means the lesser of the vote of (a) 67% of the shares of a Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of a Fund. Policies of the Aggressive Growth, Blue Chip, Quantitative and Value+Growth Funds that are neither designated as fundamental nor incorporated into any of the fundamental investment restrictions referred to in the first sentence of this paragraph are not fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval.

OPTIONS AND FINANCIAL FUTURES TRANSACTIONS. The Funds may each deal in options on securities, securities indexes and foreign currencies, which options may be listed for trading on a national securities exchange or traded over-the-counter. The Aggressive Growth, Quantitative and Technology Funds may write (sell) covered call and secured put options on up to 25% of net assets and each Fund may purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security or other asset at the exercise price during or at the end of the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security or other asset at the exercise price during or at the end of the option period. The writer of a covered call owns securities or other assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible securities or other assets to the extent that it is obligated as a writer. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying security or other asset over the exercise price plus the premium received. In writing puts, there is a risk that a Fund may be required to take delivery of the underlying security or other asset at a disadvantageous price.

Over-the-counter traded options ("OTC options") differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience material losses. However, in writing options (for the Aggressive Growth, Quantitative and Technology Funds) the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities or other assets, and a wider range of expiration dates and exercise prices, than for exchange traded options.

Each Fund may engage in financial futures transactions. Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. A Fund will "cover" futures contracts sold by the Fund and maintain in a segregated account certain liquid assets in connection with futures contracts purchased by the Fund as described under "Investment Policies and Techniques" in the Statement of Additional Information. In connection with their foreign securities investments, the Funds may also engage in foreign currency financial futures transactions. A Fund will not enter into any futures contracts or options on futures contracts if the aggregate of the contract value of the outstanding futures contracts of the Fund and futures contracts subject to outstanding options written by the Fund would exceed 50% of the total assets of the Fund.

The Funds may engage in financial futures transactions and may use index options as an attempt to hedge against market risks. For example, when the near-term market view is bearish but the portfolio composition is judged satisfactory for the longer term, exposure to temporary declines in the market may be reduced by entering into futures contracts to sell securities or the cash value of a securities index. Conversely, where the near-term view is bullish, but the Fund is believed to be well positioned for the longer term with a high cash position, the Fund can hedge against market increases by entering into futures contracts to buy securities or the cash value of a securities index. In either case, the use of futures contracts would tend to reduce portfolio turnover and facilitate the Fund's pursuit of its investment objective.

Futures contracts entail risks. If the investment manager's judgment about the general direction of interest rates, markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into. There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures market could result. Price distortions also could result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager still may not result in a successful hedging transaction. If any of these events should occur, a Fund could lose money on the financial futures contracts and also on the value of its portfolio assets. The costs incurred in connection with futures transactions could reduce a Fund's return.

Index options involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case a Fund would lose the premium paid therefor.

A Fund may engage in futures transactions only on commodities exchanges or boards of trade. A Fund will not engage in transactions in index options, financial futures contracts or related options for speculation, but only as an attempt to hedge against changes in interest rates or market conditions affecting the values of securities which the Fund owns or intends to purchase.

FOREIGN CURRENCY TRANSACTIONS. The Funds may invest a portion of their assets in securities denominated in foreign currencies. The Funds may engage in foreign currency transactions in connection with their investments in foreign securities but will not speculate in foreign currency exchange.

The value of the foreign securities investments of a Fund measured in U.S. Dollars (including ADRs) may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. Dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. Dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. Dollar and such foreign currency. However, this tends to limit potential gains that might result from a positive change in such currency relationships. A Fund may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

When the investment manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

A Fund will not speculate in foreign currency exchange. A Fund will not enter into such forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. The Funds do not intend to enter into such forward contracts if they would have more than 15% of the value of their total assets committed to forward contracts for the purchase of a foreign currency. A Fund segregates cash or liquid securities to the extent required by applicable regulation in connection with forward foreign currency exchange contracts entered into for the purchase of a foreign currency. A Fund generally does not enter into a forward contract with a term longer than one year.

DERIVATIVES. In addition to options, financial futures and foreign currency transactions, consistent with its objective, each Fund may invest in a broad array of financial instruments and securities in which the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate or a currency ("derivatives"). Derivatives are most often used in an effort to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position indirectly (often because it is more efficient or less costly than direct investment). There is no guarantee that these results can be achieved through the use of derivatives. The types of derivatives used by each Fund and the techniques employed by the investment manager may change over time as new derivatives and strategies are developed or regulatory changes occur.

SPECIAL RISK FACTORS--OPTIONS, FUTURES, FOREIGN CURRENCIES AND OTHER DERIVATIVES. The Statement of Additional Information contains further information about the characteristics, risks and possible benefits of options, futures, foreign currency and other derivative transactions. See "Investment Policies and Techniques" in the Statement of Additional Information. The principal risks are: (a) possible imperfect correlation between movements in the prices of options, currencies, futures contracts or other derivatives and movements in the prices of the securities or currencies hedged, used for cover or that the derivative intended to replicate; (b) lack of assurance that a liquid secondary market will exist for any particular option, futures, foreign currency or other derivatives contract at any particular time; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the investment manager; (e) the possible need to defer closing out certain options, futures or other derivatives contracts in order to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code; and (f) the possible non-performance of the counter-party to the derivative contract.

LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, the Funds may lend securities (principally to broker-dealers) without limit where such loans are callable at any time and are continuously secured by segregated collateral (cash or U.S. Government securities) equal to no less than the market value, determined daily, of the securities loaned. The Funds will receive amounts equal to dividends or interest on the securities loaned. The Funds will also earn income for having made the loan. Any cash collateral pursuant to these loans will be invested in short-term money market instruments. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the investment manager to be of good standing, and when the investment manager believes the potential earnings justify the attendant risk. Management will limit such lending to not more than one-third of the value of a Fund's total assets.

INVESTMENT MANAGER AND UNDERWRITER


INVESTMENT MANAGER. Zurich Kemper Investments, Inc. ("ZKI"), 222 South Riverside Plaza, Chicago, Illinois 60606, is the investment manager of each Fund and provides each Fund with continuous professional investment supervision. Dreman Value Advisors, Inc. ("DVA") is the sub-adviser for the Value+Growth Fund. See "Value+Growth Fund" below for information about DVA. ZKI is one of the largest investment managers in the country and has been engaged in the management of investment funds for more than forty-eight years. ZKI and its affiliates provide investment advice and manage investment portfolios for the Kemper Funds, affiliated insurance companies and other corporate, pension, profit-sharing and individual accounts representing approximately $76 billion under management. ZKI acts as investment manager for 31 open-end and seven closed-end investment companies, with 78 separate investment portfolios, representing more than 2.5 million shareholder accounts. ZKI is an indirect subsidiary of Zurich Insurance Company, an internationally recognized company providing services in life and non-life insurance, reinsurance and asset management.


Responsibility for overall management of each Fund rests with its Board of Trustees and officers. Professional investment supervision is provided by ZKI. The investment management agreements provide that ZKI shall act as each Fund's investment adviser, manage its investments and provide it with various services and facilities. Zurich Investment Management Limited ("ZIML"), 1 Fleet Place, London, U.K. EC4M 7RQ, an affiliate of

ZKI, is a sub-adviser for the Funds. ZIML is an indirect subsidiary of Zurich Insurance Company and has served as sub-adviser for mutual funds since December, 1996 and investment adviser for certain institutional accounts since August, 1988. Under the terms of each Sub-Advisory Agreement between ZIML and ZKI, ZIML renders investment advisory and management services with regard to that portion of the Fund's portfolio as may be allocated to ZIML by ZKI from time to time for management of foreign securities, including foreign currency transactions and related investments. ZKI pays ZIML for its services a sub-advisory fee, payable monthly at the annual rate of .35% of the portion of the average daily net assets of the Funds allocated by ZKI to ZIML for management.


Tracy McCormick Chester has been the portfolio manager of the Blue Chip Fund since September, 1994 when she joined ZKI. She is a vice president of the Blue Chip Fund and senior vice president of ZKI. Prior to coming to ZKI, she was a senior vice president and portfolio manager of an investment management company; and prior thereto, she managed private accounts. She received a B.A. and an M.B.A. in Finance from Michigan State University, East Lansing, Michigan.


Patrick S. Adams has been the portfolio manager of the Growth Fund since June, 1996 and the portfolio manager of the Aggressive Growth Fund since it commenced operations on December 31, 1996. Mr. Adams joined ZKI in June, 1996 and is a Senior Vice President of ZKI. Immediately prior to joining ZKI, he served as a portfolio manager with an unaffiliated investment management firm from March of 1993 and, prior thereto, he served as a portfolio manager with another unaffiliated investment management firm. Mr. Adams received an M.B.A. from Xavier University, Cincinnati, Ohio and a B.S. in Business Administration from Ohio State University, Columbus, Ohio.


Frank D. Korth is the portfolio manager of the Technology Fund and has served as such, or as co-manager, since January, 1994. Mr. Korth joined ZKI in March, 1990 and is currently a senior vice president of ZKI and a vice president of the Fund. Prior to coming to ZKI, Mr. Korth was president and portfolio manager of a mutual fund investing primarily in equity securities. He received a B.A. in Math from Mankato State University, Mankato, Minnesota and an M.B.A. in Finance from Bernard Baruch College, New York, New York. Mr. Korth is a Chartered Financial Analyst.

Gary A. Langbaum has been the portfolio manager of the Total Return Fund since February, 1995 and the portfolio manager of the Small Cap Fund since January, 1996. He is assisted by investment personnel who specialize in certain areas. Mr. Langbaum joined ZKI in 1988 and is an executive vice president of ZKI. He received a B.A. in Finance from the University of Maryland, College Park, Maryland.

Daniel J. Bukowski has been the portfolio manager of the Quantitative Fund since it commenced operations in February, 1996 and has been a portfolio manager or co-manager of the Value+Growth Fund since October, 1995. Mr. Bukowski joined ZKI in 1989 and is a senior vice president and Director of Quantitative Research of ZKI and a vice president of the Quantitative Fund and the Value+Growth Fund. Mr. Bukowski received a B.A. in Statistics and an M.B.A. in Finance from the University of Chicago, Chicago, Illinois.


William M. Knapp has been a co-manager of the Value+Growth Fund since December, 1996. Mr. Knapp joined ZKI in 1992 and is a first vice president of ZKI. Immediately prior to joining ZKI, he served as an officer with an unaffiliated investment management firm from September, 1988.


The Funds (other than the Aggressive Growth Fund and the Small Cap Fund) pay ZKI investment management fees, payable monthly, at the annual rates shown below. The Aggressive Growth Fund and the Small Cap Fund each pay a base annual management fee, payable monthly, at the annual rate of .65% of the average daily net assets of the Fund. This base fee is subject to upward or downward adjustment on the basis of the investment performance of the Class A shares of the Fund compared with the performance of the Standard & Poor's 500 Stock Index as described in the Statement of Additional Information. After the effect of the adjustment, the management fee rate for the Aggressive Growth Fund may range between .45% and
 .85% and the management fee rate for the Small Cap Fund may range between .35% and .95%.

                                                                           BLUE CHIP,
                                                                             GROWTH,
                                                                          QUANTITATIVE,
                                                                           TECHNOLOGY
                                                                            AND TOTAL          VALUE+
                       AVERAGE DAILY NET ASSETS                           RETURN FUNDS       GROWTH FUND
-----------------------------------------------------------------------   -------------      -----------
$0 - $250 million......................................................        .58%              .72%
$250 million - $1 billion..............................................        .55               .69
$1 billion - $2.5 billion..............................................        .53               .66
$2.5 billion - $5 billion..............................................        .51               .64
$5 billion - $7.5 billion..............................................        .48               .60
$7.5 billion - $10 billion.............................................        .46               .58
$10 billion - $12.5 billion............................................        .44               .56
Over $12.5 billion.....................................................        .42               .54


VALUE+GROWTH FUND. As mentioned above, DVA is the sub-adviser for the Value+Growth Fund. Under the terms of the Sub-Advisory Agreement, DVA will manage the value portion of the Fund and will provide such other investment advice, research and assistance as ZKI may, from time to time, reasonably request. DVA, which was formed in October, 1994, has served as investment manager for mutual funds and certain institutional accounts since August, 1995 when it acquired substantially all the assets of Dreman Value Management, L.P. DVA is a wholly-owned subsidiary of ZKI and is located at 280 Park Avenue, New York, New York 10017. ZKI pays DVA for its services a sub-advisory fee, payable monthly at the annual rate of .25% of average daily net assets of the Fund.


PRINCIPAL UNDERWRITER. Pursuant to an underwriting and distribution services agreement ("distribution agreement") with each Fund, Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois, 60606, an affiliate of ZKI, is the principal underwriter and distributor of each Fund's shares and acts as agent of each Fund in the sale of its shares. KDI bears all its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. KDI provides for the preparation of advertising or sales literature and bears the cost of printing and mailing prospectuses to persons other than shareholders. KDI bears the cost of qualifying and maintaining the qualification of Fund shares for sale under the securities laws of the various states and each Fund bears the expense of registering its shares with the Securities and Exchange Commission. KDI may enter into related selling group agreements with various broker-dealers, including affiliates of KDI, that provide distribution services to investors. KDI also may provide some of the distribution services.

CLASS A SHARES. KDI receives no compensation from the Funds as principal underwriter for Class A shares and pays all expenses of distribution of each Fund's Class A shares under the distribution agreements not otherwise paid by dealers or other financial services firms. As indicated under "Purchase of Shares," KDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of each Fund's shares.

CLASS B SHARES. For its services under the distribution agreement, KDI receives a fee from each Fund, payable monthly, at the annual rate of .75% of average daily net assets of each Fund attributable to Class B shares. This fee is accrued daily as an expense of Class B shares. KDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares." KDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

CLASS C SHARES. For its services under the distribution agreement, KDI receives a fee from each Fund, payable monthly, at the annual rate of .75% of average daily net assets of each Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. KDI currently advances to firms the first year distribution fee at a rate of .75% of the purchase price of Class C shares. For periods after the first year, KDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of
 .75% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or a Fund. KDI also receives any contingent deferred sales charges. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charges--Class C Shares".


RULE 12B-1 PLAN. Since each distribution agreement provides for fees payable as an expense of the Class B shares and the Class C shares that are used by KDI to pay for distribution services for those classes, that agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares. The table below shows amounts paid in connection with each Fund's Rule 12b-1 Plan during its 1996 fiscal year (except the Aggressive Growth Fund which will commence operations December 31, 1996).



                                  DISTRIBUTION EXPENSES                                CONTINGENT DEFERRED
                                       INCURRED BY         DISTRIBUTION FEES PAID       SALES CHARGES PAID
                                       UNDERWRITER         BY FUND TO UNDERWRITER         TO UNDERWRITER
                                  ---------------------    ----------------------      --------------------
             FUND                  CLASS B      CLASS C     CLASS B       CLASS C       CLASS B     CLASS C
-------------------------------   ----------    -------    ---------      -------      ---------    -------
Blue Chip......................   $1,041,000     67,000      233,000       12,000         41,000         0
Growth.........................   $7,151,000    240,000    6,149,000       57,000      1,494,000         0
Quantitative*..................   $   34,000     29,000        3,000(a)     3,000(a)           0         0
Small Cap......................   $3,074,000    149,000    1,743,000       35,000        389,600         0
Technology.....................   $2,195,000    146,000      413,000       21,000        102,000     1,000
Total Return...................   $7,693,000    244,000    8,464,000       60,000      2,089,000         0
Value+Growth...................   $  656,000     55,000       65,000(a)     2,000(a)       4,000         0


---------------

  *For the period February 15, 1996 to November 30, 1996.


(a)Amounts shown are after expense waiver.


If a Rule 12b-1 Plan (the "Plan") is terminated in accordance with its terms, the obligation of a Fund to make payments to KDI pursuant to the Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by KDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under a Plan may or may not be sufficient to reimburse KDI for its expenses incurred.

ADMINISTRATIVE SERVICES. KDI also provides information and administrative services for shareholders of each Fund pursuant to administrative services agreements ("administrative agreements"). KDI may enter into related arrangements with various financial services firms, such as broker-dealer firms or banks ("firms"), that provide services and facilities for their customers or clients who are shareholders of the Funds. Such administrative services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding each Fund and its special features, and such other services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. KDI bears all its expenses of providing services pursuant to the administrative agreement, including the payment of any service fees. For services under the administrative agreements, each Fund pays KDI a fee, payable monthly, at the annual rate of up to .25% of average daily net assets of Class A, B and C shares of such Fund. KDI then pays each firm a service fee at an annual rate of up to .25% of net assets of Class A, B and C shares maintained and serviced by the firm. Firms to which service fees may be paid include broker-dealers affiliated with KDI.

CLASS A SHARES. For Class A shares, a firm becomes eligible for the service fee based upon assets in the Fund accounts maintained and serviced by the firm commencing in the month following the month of purchase and the fee continues until terminated by KDI or the Fund. The fees are calculated monthly and paid quarterly.

CLASS B AND CLASS C SHARES. KDI currently advances to firms the first-year service fee at a rate of up to .25% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms a service fee at a rate of up to .25% (calculated monthly and paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm. After the first year, a firm becomes eligible for the quarterly service fee and the fee continues until terminated by KDI or the Fund.

KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreements not paid to firms to compensate itself for administrative functions performed for each Fund. Currently, the administrative services fee payable to KDI is based only upon Fund assets in accounts for which there is a firm listed on a Fund's records and it is intended that KDI will pay all the administrative services fee that it receives from each Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of each Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which there is a firm of record. In addition, KDI may, from time to time, from its own resources pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Funds.

CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of each Fund maintained in the United States. The Chase Manhattan Bank, Chase MetroTech Center, Brooklyn, New York 11245, as custodian, has custody of all securities and cash of each Fund held outside the United States. IFTC also is the Funds' transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company, an affiliate of ZKI, serves as "Shareholder Service Agent" of the Funds and, as such, performs all of IFTC's duties as transfer agent and dividend-paying agent. For a description of transfer agent and shareholder service agent fees payable to IFTC and the Shareholder Service Agent, see "Investment Manager and Underwriter" in the Statement of Additional Information.

PORTFOLIO TRANSACTIONS. ZKI places all orders for purchases and sales of a Fund's securities (except that DVA places all orders for the value portion of the Value+Growth Fund and ZIML places certain orders for purchases and sales of a Fund's foreign securities and related transactions). Subject to seeking best execution of orders, they may consider sales of shares of a Fund and other funds managed by ZKI or its affiliates as a factor in selecting broker-dealers. See "Portfolio Transactions" in the Statement of Additional Information.

DIVIDENDS AND TAXES

DIVIDENDS. Each Fund normally distributes dividends of net investment income as follows: annually for the Aggressive Growth, Growth, Quantitative, Small Cap, Technology and Value+Growth Funds; semi-annually for the Blue Chip Fund; and quarterly for the Total Return Fund. Each Fund distributes any net realized short-term and long-term capital gains at least annually. The quarterly distribution to shareholders of the Total Return Fund may include short-term capital gains.

Dividends paid by a Fund as to each class of its shares will be calculated in the same manner, at the same time and on the same day. The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

Income and capital gain dividends, if any, of a Fund will be credited to shareholder accounts in full and fractional shares of the same class of that Fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

(1) To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

(2) To receive income and capital gain dividends in cash.

Any dividends of a Fund that are reinvested normally will be reinvested in shares of the same class of that same Fund. However, upon written request to the Shareholder Service Agent, a shareholder may elect to have dividends of a Fund invested in shares of the same class of another Kemper Fund at the net asset value of such class of such other fund. See "Special Features--Class A Shares--Combined Purchases" for a list of such other Kemper Funds. To use this privilege of investing dividends of a Fund in shares of another Kemper Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. The Funds will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of a Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.

TAXES. Each Fund intends to continue to qualify (or for the Aggressive Growth Fund, that intends to qualify) as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of how long the shares have been held and whether received in cash or shares. Long-term capital gain dividends received by individual shareholders are taxed at a maximum rate of 28%. Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year declared. A portion of the dividends paid by the Funds may qualify for the dividends received deduction available to corporate shareholders.

A dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends representing gains realized on sales of securities, such dividends would be a return of investment though taxable as stated above.

Each Fund is required by law to withhold 31% of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over". The 20% withholding requirement does not apply to distributions from Individual Retirement Accounts
(IRAs) or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult with their tax advisers regarding the 20% withholding requirement.

After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent quarterly for transactions involving reinvestment of dividends and periodic investment and redemption programs. Information for income tax purposes, including, when appropriate, information regarding any foreign taxes and credits, will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single statement. However, a shareholder may request that the foregoing policies not be applied to the shareholder's account.

NET ASSET VALUE

The net asset value per share of a Fund is determined separately for each class by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding. The per share net asset value of the Class B and Class C shares of a Fund will generally be lower than that of the Class A shares of the Fund because of the higher expenses borne by Class B and Class C shares. Portfolio securities that are primarily traded on a domestic securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale price available, at the last current bid quotation. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Board of Trustees or its delegates. Securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked priced is used. Exchange traded fixed income options are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded options are valued based upon current prices provided by market makers. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value of a Fund investing in foreign securities does not necessarily take place contemporaneously with the determination of the prices of a Fund's foreign securities, which may be made prior to the determination of net asset value. For purposes of determining the Fund's net asset value of a Fund investing in foreign securities, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and offered quotations of such currencies against U.S. Dollars as last quoted by a recognized dealer. If an event were to occur, after the value of a security was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then that security would be valued using fair value determinations by the Board of Trustees or its delegates. On each day the New York Stock Exchange (the "Exchange") is open for trading, the net asset value is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange.

PURCHASE OF SHARES

ALTERNATIVE PURCHASE ARRANGEMENTS. Class A shares of each Fund are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. See, also, "Summary of Expenses." Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

                                                ANNUAL 12B-1 FEES
                                             (AS A % OF AVERAGE DAILY
                    SALES CHARGE                   NET ASSETS)                  OTHER INFORMATION
          ---------------------------------  ------------------------   ---------------------------------
Class A   Maximum initial sales charge of         None                  Initial sales charge waived or
          5.75% of the public offering                                  reduced for certain purchases
          price
Class B   Maximum contingent deferred sales       0.75%                 Shares convert to Class A shares
          charge of 4% of redemption                                    six years after issuance
          proceeds; declines to zero after
          six years
Class C   Contingent deferred sales charge        0.75%                 No conversion feature
          of 1% of redemption proceeds for
          redemptions made during first
          year after purchase

The minimum initial investment for each Fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

Share certificates will not be issued unless requested in writing and may not be available for certain types of account registrations. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                                                      SALES CHARGE
                                                        ----------------------------------------
                                                                                          ALLOWED
                                                                                          TO
                                                                                          DEALERS
                                                         AS A             AS A            AS A
                                                        PERCENTAGE       PERCENTAGE       PERCENTAGE
                                                          OF             OF NET           OF
                                                        OFFERING         ASSET            OFFERING
                    AMOUNT OF PURCHASE                  PRICE            VALUE*           PRICE
                                                        ------           ------           ------
Less than $50,000.....................................  5.75  %          6.10  %          5.20  %
$50,000 but less than $100,000........................  4.50             4.71             4.00
$100,000 but less than $250,000.......................  3.50             3.63             3.00
$250,000 but less than $500,000.......................  2.60             2.67             2.25
$500,000 but less than $1 million.....................  2.00             2.04             1.75
$1 million and over...................................   .00  **          .00  **          ***

---------------
  * Rounded to the nearest one-hundredth percent.
 ** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
*** Commission is payable by KDI as discussed below.

Each Fund receives the entire net asset value of all its Class A shares sold. KDI, the Funds' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may reallow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Class A shares of a Fund may be purchased at net asset value to the extent that the amount invested represents the net proceeds from a redemption of shares of a mutual fund for which ZKI or an affiliate does not serve as investment manager ("non-Kemper Fund") provided that: (a) the investor has previously paid either an initial sales charge in connection with the purchase of the non-Kemper Fund shares redeemed or a contingent deferred sales charge in connection with the redemption of the non-Kemper Fund shares, and (b) the purchase of Fund shares is made within 90 days after the date of such redemption. To make such a purchase at net asset value, the investor or the investor's dealer must, at the time of purchase, submit a request that the purchase be processed at net asset value pursuant to this privilege. KDI may in its discretion compensate firms for sales of Class A shares under this privilege at a commission rate of .50% of the amount of Class A shares purchased. The redemption of the shares of the non-Kemper Fund is, for Federal income tax purposes, a sale upon which a gain or loss may be realized.


Class A shares of a Fund may be purchased at net asset value by: (a) any purchaser provided that the amount invested in such Fund or other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases" totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features"; or (b) a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees (the "Large Order NAV Purchase Privilege"). Redemption within two years of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Large Order NAV Purchase Privilege."


KDI may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of a Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, .50% on the next $45 million and .25% on amounts over $50 million. The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer sponsored employee benefit plans using the subaccount recordkeeping system made available through Kemper Service Company. For purposes of determining the appropriate commission percentage to be applied to a particular sale, KDI will consider the cumulative amount invested by the purchaser in a Fund and other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege is also applicable.

Effective on February 1, 1996, Class A shares of a Fund or any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as HOWARD AND AUDREY TABANKIN, ET AL. V. KEMPER SHORT-TERM GLOBAL INCOME FUND, ET AL., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferrable and continues for the lifetime of individual class members and for a ten year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, KDI may in its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to .25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by KDI. The privilege of purchasing Class A shares of a Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.

Class A shares of a Fund may be purchased at net asset value in any amount by certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with KDI, for themselves or members of their families. KDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of .50% of the amount of Class A shares purchased.

Class A shares may be sold at net asset value in any amount to: (a) officers, trustees, directors, employees (including retirees) and sales representatives of a Fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with KDI and officers, directors and employees of service agents of the Funds, for themselves or their spouses or dependent children; (c) shareholders who owned shares of Kemper-Dreman Fund, Inc. ("KDF") on September 8, 1995, and have continuously owned shares of KDF (or a Kemper Fund acquired by exchange of KDF shares) since that date, for themselves or members of their families; and (d) any trust, pension, profit-sharing or other benefit plan for only such persons. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Funds for their clients pursuant to an agreement with KDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase Fund Class A shares at net asset value hereunder. Class A shares may be sold at net asset value in any amount to unit investment trusts sponsored by Ranson & Associates, Inc. In addition, unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors may purchase a Fund's Class A shares at net asset value through reinvestment programs described in the prospectuses of such trusts that have such programs. Class A shares of a Fund may be sold at net asset value through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms that adhere to certain standards established by KDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the investment adviser or other firm for portfolio management and other services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Funds. The Funds may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.

The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares."

KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by each Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."

Class B shares of a Fund will automatically convert to Class A shares of the same Fund six years after issuance on the basis of the relative net asset value per share. Class B shareholders of the Funds who originally acquired their shares as Initial Shares of Kemper Portfolios, formerly known as Kemper Investment Portfolios ("KIP"), hold them subject to the same conversion period schedule as that of their KIP Portfolio. Class B shares representing Initial Shares of a former KIP Portfolio will automatically convert to Class A shares of the applicable Fund six years after issuance of the Initial Shares for shares issued on or after February 1, 1991 and seven years after issuance of the Initial Shares for shares issued before February 1, 1991. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for KDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

PURCHASE OF CLASS C SHARES. The public offering price of the Class C shares of a Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares." KDI currently advances to firms the first year distribution fee at a rate of .75% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of .75% of net assets attributable to Class C shares maintained and serviced by the firm. KDI is compensated by each Fund for services as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."

WHICH ARRANGEMENT IS BETTER FOR YOU? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C shares. Orders for Class B shares or Class C shares for $500,000 or more will be declined. Orders for Class B shares or Class C shares by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent will be invested instead in Class A shares at net asset value where the combined subaccount value in a Fund or other Kemper Mutual Funds listed under "Special Features -- Class A Shares -- Combined Purchases" is in excess of $5 million including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features." For more information about the three sales arrangements, consult your financial representative or the Shareholder Service Agent. Financial services firms may receive different compensation depending upon which class of shares they sell.

GENERAL. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of a Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. KDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to a Fund.


KDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold under the following conditions: (i) the purchased shares are held in a Kemper IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by Kemper Service Company, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by KDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.


In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Funds. Non cash compensation includes luxury merchandise and trips to luxury resorts. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Funds, or other funds underwritten by KDI.

Orders for the purchase of shares of a Fund will be confirmed at a price based on the net asset value of that Fund next determined after receipt by KDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Funds reserve the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased. See "Purchase and Redemption of Shares" in the Statement of Additional Information.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Funds' shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Funds' shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Funds' transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Funds through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Funds through the Shareholder Service Agent for these services. This prospectus should be read in connection with such firms' material regarding their fees and services.

The Funds reserve the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders. Also, from time to time, each Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Shareholders should direct their inquiries to Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this prospectus.

REDEMPTION OR REPURCHASE OF SHARES

GENERAL. Any shareholder may require a Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Funds' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

The redemption price for shares of a Fund will be the net asset value per share of that Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When a Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, Express-Transfer or Bank Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by a Fund of the purchase amount. The redemption within two years of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares"), the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class B Shares" below), and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class C Shares" below).

Because of the high cost of maintaining small accounts, the Funds reserve the right to redeem an account (and impose any applicable contingent deferred sales charge) that falls below the minimum investment level, currently $1,000, as a result of redemptions. Currently, Individual Retirement Accounts and employee benefit plan accounts are not subject to this procedure. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before a Fund redeems the shareholder's account. The investment required to reach that level may be made at net asset value (without any initial sales charge in the case of Class A shares).

Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. A Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The SHAREHOLDER WILL BEAR THE RISK OF LOSS, including loss resulting from fraudulent or unauthorized transactions, so long as reasonable verification procedures are followed. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

TELEPHONE REDEMPTIONS. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Funds reserve the right to terminate or modify this privilege at any time.

REPURCHASES (CONFIRMED REDEMPTIONS). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to KDI, which each Fund has authorized to act as its agent. There is no charge by KDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by KDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of KDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of a Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of the Fund effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if ZKI deems it appropriate under then current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Funds are not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Funds currently do not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through

EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Funds reserve the right to terminate or modify this privilege at any time.


CONTINGENT DEFERRED SALES CHARGE--LARGE ORDER NAV PURCHASE PRIVILEGE. A contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and .50% if they are redeemed during the second year after purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under a Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (f) redemptions of shares whose dealer of record at the time of the investment notifies KDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.


CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed excluding amounts not subject to the charge.

                                                                                   CONTINGENT
                                                                                    DEFERRED
                                                                                     SALES
                           YEAR OF REDEMPTION AFTER PURCHASE                         CHARGE
        ------------------------------------------------------------------------   ----------
        First...................................................................       4%
        Second..................................................................       3%
        Third...................................................................       3%
        Fourth..................................................................       2%
        Fifth...................................................................       2%
        Sixth...................................................................       1%

Class B shareholders who originally acquired their shares as Initial Shares of Kemper Portfolios, formerly known as Kemper Investment Portfolios, hold them subject to the same CDSC schedule that applied when those shares were purchased, as follows:

                                                          CONTINGENT DEFERRED SALES CHARGE
            YEAR OF           ----------------------------------------------------------------------------------------
           REDEMPTION                                         SHARES PURCHASED ON OR AFTER
             AFTER            SHARES PURCHASED ON OR AFTER     FEBRUARY 1, 1991 AND BEFORE    SHARES PURCHASED BEFORE
            PURCHASE                  MARCH 1, 1993                   MARCH 1, 1993               FEBRUARY 1, 1991
    ------------------------  -----------------------------   -----------------------------   ------------------------
    First...................                4%                              3%                           5%
    Second..................                3%                              3%                           4%
    Third...................                3%                              2%                           3%
    Fourth..................                2%                              2%                           2%
    Fifth...................                2%                              1%                           2%
    Sixth...................                1%                              1%                           1%

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features--Systematic Withdrawal Plan" below), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2 and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service
Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in a Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account during the first year, see "Special Features--Systematic Withdrawal Plan"), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2, (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts) and (f) for any participant-directed redemption of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent.

CONTINGENT DEFERRED SALES CHARGE--GENERAL. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of a Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in December, 1996 will be eligible for the second year's charge if redeemed on or after December 1, 1997. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. KDI receives any contingent deferred sales charge directly.

REINVESTMENT PRIVILEGE. A shareholder who has redeemed Class A shares of a Fund or any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" (other than shares of the Kemper Cash Reserves Fund purchased directly at net asset value) may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares of a Fund or of the other listed Kemper Mutual Funds. A shareholder of a Fund or other Kemper Mutual Fund who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares--Initial Sales Charge Alternative-- Class A Shares") or Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment, in Class A shares, Class B shares or Class C shares, as the case may be, of a Fund or of other Kemper Mutual Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of a Fund or of the other Kemper Mutual Funds listed under "Special Features--Class A Shares--Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Kemper Mutual Funds available for sale in the shareholder's state of residence as listed under "Special Features--Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of shares of a Fund, the reinvestment in shares of a Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.

SPECIAL FEATURES

CLASS A SHARES--COMBINED PURCHASES. Each Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following funds: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Fund, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Value+Growth Fund, Kemper-Dreman Fund, Inc., Kemper Quantitative Equity Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund and Kemper Aggressive Growth Fund ("Kemper Mutual Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Kemper Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Tax-Exempt New York Money Market Fund or Investors Cash Trust ("Money Market Funds"), which are not considered "Kemper Mutual Funds" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include:
(a) Money Market Funds as "Kemper Mutual Funds", (b) all classes of shares of any Kemper Mutual Fund and (c) the value of any other plan investment, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

CLASS A SHARES--LETTER OF INTENT. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Kemper Mutual Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by KDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Mutual Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares are included in this privilege.

CLASS A SHARES--CUMULATIVE DISCOUNT. Class A shares of a Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of a Fund being purchased, the value of all Class A shares of the above mentioned Kemper Mutual Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

CLASS A SHARES--AVAILABILITY OF QUANTITY DISCOUNTS. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or KDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

EXCHANGE PRIVILEGE. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of other Kemper Mutual Funds in accordance with the provisions below.

CLASS A SHARES. Class A shares of the Kemper Mutual Funds and shares of the Money Market Funds listed under "Special Features--Class A Shares--Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and the Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Kemper Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Tax-Exempt New York Money Market Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI.

Class A shares of a Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of another Kemper Mutual Fund or a Money Market Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of the contingent deferred sales charge.

CLASS B SHARES. Class B shares of a Fund and Class B shares of any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For purposes of the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

CLASS C SHARES. Class C shares of a Fund and Class C shares of any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, they retain the cost and purchase date of the shares that were originally purchased and exchanged.


GENERAL. Shares of a Kemper Mutual Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other funds from dealers, other firms or KDI. Exchanges may be accomplished by a written request to Kemper Service Company, Attention: Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and Tax-Exempt New York Money Market Fund is available for sale only in New York, Connecticut, New Jersey and Pennsylvania. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.


SYSTEMATIC EXCHANGE PRIVILEGE. The owner of $1,000 or more of any class of the shares of a Kemper Mutual Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of the same class of another such Kemper Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the Kemper Fund. Exchanges are subject to the terms and conditions described above under "Exchange Privilege," except that the $1,000 minimum investment requirement for the Kemper Fund acquired on exchange is not applicable. This privilege may not be used for the exchange of shares held in certificated form.

EXPRESS-TRANSFER. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $50,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in a Fund. Shareholders can also redeem shares (minimum $100 and maximum $50,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from ANY PERSON to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Kemper Shareholder Services toll free at 1-800-621-1048 Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").


BANK DIRECT DEPOSIT. A shareholder may purchase additional shares of a Fund through an automatic investment program. With the Bank Direct Deposit Purchase Plan, investments are made automatically (maximum $50,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Bank Direct Deposit, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. The Funds may terminate or modify this privilege at any time.


PAYROLL DIRECT DEPOSIT AND GOVERNMENT DIRECT DEPOSIT. A shareholder may invest in a Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in a Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) A Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

SYSTEMATIC WITHDRAWAL PLAN. The owner of $5,000 or more of a class of a Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $100. The maximum annual rate at which Class B shares may be redeemed (and Class A shares purchased under the Large Order NAV Purchase Privilege and Class C shares in their first year following the purchase) under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, a Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. KDI will waive the contingent deferred sales charge on redemptions of Class A shares purchased under the Large Order NAV Purchase Privilege, Class B shares and Class C shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Funds.

TAX-SHELTERED RETIREMENT PLANS. The Shareholder Service Agent provides retirement plan services and documents and KDI can establish investor accounts in any of the following types of retirement plans:

- Individual Retirement Accounts ("IRAs") with IFTC as custodian. This includes Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

- 403(b)(7) Custodial Accounts also with IFTC as custodian. This type of plan is available to employees of most non-profit organizations.

- Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with IFTC as custodian describe the current fees payable to IFTC for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan.

PERFORMANCE

The Funds may advertise several types of performance information for a class of shares, including "average annual total return" and "total return." Performance information will be computed separately for Class A, Class B and Class C shares. Each of these figures is based upon historical results and is not representative of the future performance of any class of the Funds.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a Fund's portfolio for the period referenced, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in a Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if such periods have not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

A Fund's performance may be compared to that of the Consumer Price Index or various unmanaged equity indexes including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Russell 1000(R) Index, the Russell 1000(R) Growth Index, the Wilshire Large Company Growth Index, the Wilshire 750 Mid Cap Company Growth Index, the Standard & Poor's/Barra Value Index, Standard & Poor's/Barra Growth Index and the Russell 1000(R) Value Index. The performance of a Fund such as the Total Return Fund may also be compared to the combined performance of two indexes, such as a 60%/40% combination of the Standard & Poor's 500 Stock Index and the Lehman Brothers Government/Corporate Bond Index or for the Value+Growth Fund to a 50%/50% combination of the Russell 1000(R) Growth Index and the Russell 1000(R) Value Index. The performance of a Fund may also be compared to the performance of other mutual funds or mutual fund indexes with similar objectives and policies as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

Information may be quoted from publications such as MORNINGSTAR, INC., THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BARRON'S, FORTUNE, THE CHICAGO TRIBUNE, USA TODAY, INSTITUTIONAL INVESTOR and REGISTERED REPRESENTATIVE. Also, investors may want to compare the historical returns of various investments, performance indexes of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National IndexTM or various certificate of deposit indexes. Money market fund performance may be based upon, among other things, the IBC/Donoghue's Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indexes. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.

A Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. A Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund. The relative performance of growth stocks versus value stocks may also be discussed.

Each Fund's Class A shares are sold at net asset value plus a maximum sales charge of 5.75% of the offering price. While the maximum sales charge is normally reflected in the Fund's Class A performance figures, certain total return calculations may not include such charge and those results would be reduced if it were included. Class B shares and Class C shares are sold at net asset value. Redemptions of Class B shares within the first six years after purchase may be subject to a contingent deferred sales charge that ranges from 4% during the first year to 0% after six years. Redemption of Class C shares within the first year after purchase may be subject to a 1% contingent deferred sales charge. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B shares and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B shares and Class C shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included.

Each Fund's returns and net asset value will fluctuate. Shares of a Fund are redeemable by an investor at the then current net asset value, which may be more or less than original cost. Redemption of Class B shares and Class C shares may be subject to a contingent deferred sales charge as described above. Additional information concerning each Fund's performance appears in the Statement of Additional Information. Additional information about each Fund's performance also appears in its Annual Report to Shareholders, which is available without charge from the Fund.

CAPITAL STRUCTURE

The Funds are open-end management investment companies, organized as separate business trusts under the laws of Massachusetts. The Aggressive Growth Fund was organized as a business trust under the laws of Massachusetts on October 3, 1996. The Blue Chip Fund was organized as a business trust under the laws of Massachusetts on May 28, 1987. The Growth Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985 and, effective January 31, 1986, that Fund pursuant to a reorganization succeeded to the assets and liabilities of Kemper Growth Fund, Inc., a Maryland corporation organized in 1965. The Quantitative Fund was organized as a business trust under the laws of Massachusetts on June 12, 1995. The Small Cap Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985 and, effective January 31, 1986, that Fund pursuant to a reorganization succeeded to the assets and liabilities of Kemper Summit Fund, Inc., a Maryland corporation organized in 1968. Prior to February 1, 1992, the Small Cap Fund was known as "Kemper Summit Fund." The Technology Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985 as Technology Fund and changed its name to Kemper Technology Fund effective February 1, 1988. Effective January 31, 1986, Technology Fund pursuant to a reorganization succeeded to the assets and liabilities of Technology Fund, Inc., a Maryland corporation originally organized as a Delaware corporation in 1948. Technology Fund was known as Television Fund, Inc. until 1950 and as Television-Electronics Fund, Inc. until 1968. The Total Return Fund was organized as a business trust under the laws of Massachusetts on October 24, 1985 and, effective January 31, 1986, that Fund pursuant to a reorganization succeeded to the assets and liabilities of Kemper Total Return Fund, Inc., a Maryland corporation organized in 1963. The Total Return Fund was known as Balanced Income Fund, Inc. until 1972 and as Supervised Investors Income Fund, Inc. until 1977. The Value+Growth Fund was organized as a business trust under the laws of Massachusetts on June 14, 1995 under the name Kemper Value Plus Growth Fund and does business as Kemper Value+Growth Fund. The investment manager invested the "seed money" as the sole shareholder of the Aggressive Growth Fund before the public offering of its shares and, therefore, controlled that Fund as of November 29, 1996. As of December 2, 1996, ZKI owned more than 25% of the outstanding shares of the Quantitative Fund and, therefore, controlled that Fund as of that date.



Each Fund may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having no par value, which may be divided by the Board of Trustees into classes of shares. Currently, each Fund offers four classes of shares. These are Class A, Class B and Class C shares, as well as Class I shares, which have different expenses, which may affect performance, and that are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of ZKI and its affiliates; and (b) the following investment advisory clients of ZKI and its investment advisory affiliates that invest at least $1 million in a Fund: (1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. The Board of Trustees of a Fund may authorize the issuance of additional classes and additional Portfolios if deemed desirable, each with its own investment objectives, policies and restrictions. Since the Funds may offer multiple Portfolios, each is known as a "series company." Shares of a Fund have equal noncumulative voting rights except that Class B and Class C shares have separate and exclusive voting rights with respect to each Fund's Rule 12b-1 Plan. Shares of each class also have equal rights with respect to dividends, assets and liquidation of such Fund subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of the Fund. Shares of each Fund are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. The Funds are not required to hold annual shareholder meetings and do not intend to do so. However, they will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agreement and Declaration of Trust of each Fund, shareholders may remove trustees. If shares of more than one Portfolio for any Fund are outstanding, shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required, under the 1940 Act, such as for the election of trustees or when voting by class is appropriate.

               KEMPER         KEMPER
                              EQUITY
                              FUNDS

                          DECEMBER 31, 1996


    KEMPER AGGRESSIVE GROWTH FUND

    KEMPER BLUE CHIP FUND

    KEMPER GROWTH FUND

    KEMPER QUANTITATIVE EQUITY FUND

    KEMPER SMALL CAPITALIZATION EQUITY FUND

    KEMPER TECHNOLOGY FUND

    KEMPER TOTAL RETURN FUND

    KEMPER VALUE+GROWTH FUND


Kemper Distributors, Inc.
222 South Riverside Plaza

Chicago, Illinois 60606-5808


KEF-1 12/96            (LOGO)printed on recycled paper  [KEMPER FUNDS LOGO]

                            KEMPER TOTAL RETURN FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION

                     ITEM NUMBER                            LOCATION IN STATEMENT OF
                    OF FORM N-1A                  ADDITIONAL INFORMATION
                                                  ---------------------------------------------
10.   Cover Page...............................   Cover Page
11.   Table of Contents........................   Table of Contents
12.   General Information and History..........   Inapplicable
13.   Investment Objectives and Policies.......   Investment Restrictions; Investment Policies
                                                  and Techniques; Appendix--Ratings of
                                                  Fixed Income Investments
14.   Management of the Fund...................   Investment Manager and Underwriter;
                                                  Officers and Trustees
15.   Control Persons and Principal Holders of
      Securities...............................   Officers and Trustees
16.   Investment Advisory and Other Services...   Investment Manager and Underwriter;
                                                  Officers and Trustees
17.   Brokerage Allocation and Other
      Practices................................   Portfolio Transactions
18.   Capital Stock and Other Securities.......   Shareholder Rights
19.   Purchase, Redemption and Pricing of
      Securities Being Offered.................   Purchase and Redemption of Shares
20.   Tax Status...............................   Dividends and Taxes
21.   Underwriters.............................   Investment Manager and Underwriter
22.   Calculation of Performance Data..........   Performance
23.   Financial Statements.....................   Financial Statements

                              KEMPER EQUITY FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION

                               DECEMBER 31, 1996


            KEMPER AGGRESSIVE GROWTH FUND ("AGGRESSIVE GROWTH FUND")
                    KEMPER BLUE CHIP FUND ("BLUE CHIP FUND")
                       KEMPER GROWTH FUND ("GROWTH FUND")
             KEMPER QUANTITATIVE EQUITY FUND ("QUANTITATIVE FUND")
           KEMPER SMALL CAPITALIZATION EQUITY FUND ("SMALL CAP FUND")
                   KEMPER TECHNOLOGY FUND ("TECHNOLOGY FUND")
                 KEMPER TOTAL RETURN FUND ("TOTAL RETURN FUND")
              KEMPER VALUE PLUS GROWTH FUND ("VALUE+GROWTH FUND")
               222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606
                                 1-800-621-1048


This Statement of Additional Information is not a prospectus. It is the combined Statement of Additional Information for each of the funds (the "Funds") listed above. It should be read in conjunction with the combined prospectus of the Funds dated December 31, 1996. The prospectus may be obtained without charge from the Funds.


                               ------------------

                               TABLE OF CONTENTS


                                                                                   Page
                                                                                   -----
          Investment Restrictions................................................. B-1
          Investment Policies and Techniques...................................... B-10
          Portfolio Transactions.................................................. B-16
          Investment Manager and Underwriter...................................... B-18
          Purchase and Redemption of Shares....................................... B-25
          Dividends and Taxes..................................................... B-26
          Performance............................................................. B-28
          Officers and Trustees................................................... B-42
          Shareholder Rights...................................................... B-47
          Aggressive Growth Fund -- Report of Independent Auditors (November 29,
            1996)................................................................. B-48
          Aggressive Growth Fund -- Statement of Net Assets (November 29, 1996)... B-49
          Appendix -- Ratings of Fixed Income Investments......................... B-50



The financial statements appearing in each Fund's 1996 Annual Report to Shareholders are incorporated herein by reference. The Annual Report for the Fund for which this Statement of Additional Information is requested accompanies this document. (The foregoing is not applicable to the Aggressive Growth Fund, which will commence operations on December 31, 1996.)


KEF-13 12/96                                    (LOGO) printed on recycled paper

INVESTMENT RESTRICTIONS

Each Fund has adopted certain fundamental investment restrictions which, together with the investment objective and fundamental policies of such Fund, cannot be changed without approval of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.

THE AGGRESSIVE GROWTH FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) With respect to 50% of its total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer.

(2) Purchase more than 10% of any class of voting securities of any issuer.

(3) Invest more than 25% of its total assets in a single issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities).

(4) Make loans to others provided that the Fund may purchase debt obligations or repurchase agreements and it may lend its securities in accordance with its investment objectives and policies.

(5) Borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes and will not purchase securities or make investments while borrowings are outstanding.

(6) Pledge, hypothecate, mortgage or otherwise encumber its assets except to secure borrowings permitted by restriction number 5 above. (The collateral arrangements with respect to options, financial futures, foreign currency transactions and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.)

(7) Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions.

(8) Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short and unless not more than 10% of the Fund's total assets is held as collateral for such sales at any one time.

(9) Purchase securities (other than securities of the U.S. Government, its agencies or instrumentalities) if as a result of such purchase 25% or more of the Fund's total assets would be invested in any one industry.

(10) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts, and engage in foreign currency transactions; or in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

(11) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(12) Issue senior securities except as permitted under the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond that specified limit resulting from a change in values or net assets will not be considered a violation. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Aggressive Growth Fund may not:

(i) Invest for the purpose of exercising control or management of another issuer.

(ii) Purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the Fund's total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate. Any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets.

(iii) Invest more than 15% of its net assets in illiquid securities.

(iv) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

THE BLUE CHIP FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Fund's assets would be invested in securities of that issuer.

(2) Purchase more than 10% of any class of voting securities of any issuer.

(3) Make loans to others provided that the Fund may purchase debt obligations or repurchase agreements and it may lend its securities in accordance with its investment objective and policies.

(4) Borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes and will not purchase securities or make investments while borrowings are outstanding.

(5) Pledge, hypothecate, mortgage or otherwise encumber more than 15% of its total assets and then only to secure borrowings permitted by restriction number
(4) above. (The collateral arrangements with respect to options, financial futures and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.)

(6) Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with options and financial futures transactions.

(7) Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short and unless not more than 10% of the Fund's total assets is held as collateral for such sales at any one time.

(8) Write (sell) put or call options, combinations thereof or similar options; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

(9) Purchase securities (other than securities of the U.S. Government, its agencies or instrumentalities) if as a result of such purchase 25% or more of the Fund's total assets would be invested in any one industry.

(10) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts, and engage in foreign currency transactions; or in real estate (including real estate limited partnership interests), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(11) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(12) Issue senior securities except as permitted under the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number 4 in the latest fiscal year and it has no present intention of borrowing during the current year. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Blue Chip Fund may not:

(i) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(ii) Invest for the purpose of exercising control or management of another issuer.

(iii) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(iv) Purchase securities of other open-end investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(v) Invest more than 5% of the Fund's total assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) which with their predecessors have a record of less than three years continuous operation and equity securities of issuers which are not readily marketable.

(vi) Invest more than 15% of its net assets in illiquid securities.

(vii) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchange. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(viii) Invest in oil, gas, and other mineral leases.

(ix) Purchase or sell real property (including limited partnership interests but excluding readily marketable interests in real estate investment trusts and readily marketable securities of companies which invest in real estate).

(x) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities and securities of issuers which with their predecessors have a record of less than three years continuous operation will not exceed 15% of total assets.

(xi) Invest more than 10% of its total assets in securities of real estate investment trusts.

THE GROWTH FUND AND THE VALUE+GROWTH FUND, EACH MAY NOT, AS A FUNDAMENTAL
POLICY:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer.

(2) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(3) Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its objective and policies are not prohibited and the Fund may lend its portfolio securities as described under "Investment Objectives and Policies" in the prospectus.

(4) Borrow money except for temporary or emergency purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed 5% of the Fund's net assets; or pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

(5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions.

(6) Write (sell) put or call options, combinations thereof or similar options; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

(7) Invest 25% or more of its total assets in any one industry. Water, communications, electric and gas utilities shall each be considered a separate industry.

(8) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts, and engage in foreign currency transactions; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(9) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(10) Issue senior securities except as permitted under the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Growth Fund did not borrow money as permitted by investment restriction number 4 in the latest fiscal year and neither Fund has a present intention of borrowing during the current year. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Growth Fund and the Value+Growth Fund, each may not:

(i) Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation and equity securities of issuers which are not readily marketable.

(ii) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(iii) Invest for the purpose of exercising control or management of another issuer.

(iv) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(v) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(vi) Invest more than 15% of its net assets in illiquid securities.

(vii) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(viii) Invest in oil, gas, and other mineral leases.

(ix) Purchase or sell real property (including limited partnership interests but excluding readily marketable securities in real estate investment trusts and readily marketable securities of companies which invest in real estate).

(x) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities and securities of issuers which with their predecessors have a record of less than three years continuous operation will not exceed 15% of total assets.

(xi) Invest more than 10% of its total assets in securities of real estate investment trusts.

THE SMALL CAP FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer.

(2) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(3) Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its objective and policies are not prohibited and the Fund may lend its portfolio securities as described under "Investment Objectives and Policies" in the prospectus.

(4) Borrow money except for temporary or emergency purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed 5% of the Fund's net assets; or pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

(5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions.

(6) Write (sell) put or call options, combinations thereof or similar options; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

(7) Invest 25% or more of its total assets in any one industry. Water, communications, electric and gas utilities shall each be considered a separate industry.

(8) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts, and engage in foreign currency transactions; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(9) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(10) Issue senior securities except as permitted under the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number 4 in the latest fiscal year and it has no present intention of borrowing during the current year. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Small Cap Fund may not:

(i) Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation and equity securities of issuers which are not readily marketable.

(ii) Purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(iii) Invest for the purpose of exercising control or management of another issuer.

(iv) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(v) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(vi) Invest more than 15% of its net assets in illiquid securities.

(vii) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(viii) Invest in oil, gas, and other mineral leases.

(ix) Purchase or sell real property (including limited partnership interests but excluding readily marketable interests in real estate investment trusts and readily marketable securities of companies which invest in real estate).

(x) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities and securities of issuers which with their predecessors have a record of less than three years continuous operation will not exceed 15% of total assets.

(xi) Invest more than 10% of its total assets in securities of real estate investment trusts.

THE QUANTITATIVE FUND AND THE TECHNOLOGY FUND, EACH MAY NOT, AS A FUNDAMENTAL
POLICY:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer.

(2) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(3) Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its objective and policies are not prohibited and the Fund may lend its portfolio securities as described under "Investment Objectives and Policies" in the prospectus.

(4) Borrow money except for temporary or emergency purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed 5% of the Fund's net assets; or pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

(5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions.

(6) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Fund's net assets; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

(7) Invest 25% or more of its total assets in any one industry. Water, communications, electric and gas utilities shall each be considered a separate industry.

(8) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts, and engage in foreign currency transactions; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(9) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(10) Issue senior securities except as permitted under the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Technology Fund did not borrow money as permitted by investment restriction number 4 in the latest fiscal year and neither Fund has a present intention of borrowing during the current year. The Quantitative Fund and the Technology Fund adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. These Funds may not:

(i) Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation and equity securities of issuers which are not readily marketable.

(ii) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(iii) Invest for the purpose of exercising control or management of another issuer.

(iv) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(v) Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved and only if immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company is owned by it, (ii) 5% of its total assets would be invested in any one such company, and (iii) 10% of total assets would be invested in such securities.

(vi) Invest more than 15% of its net assets in illiquid securities.

(vii) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(viii) Invest in oil, gas, and other mineral leases.

(ix) Purchase or sell real property (including limited partnership interests but excluding readily marketable interests in real estate investment trusts and readily marketable securities of companies which invest in real estate).

(x) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities and securities of issuers which with their predecessors have a record of less than three years continuous operation will not exceed 15% of total assets.

(xi) Invest more than 10% of its total assets in securities of real estate investment trusts. (The Quantitative Fund currently does not intend to invest more than 5% of its net assets in securities of real estate investment trusts.)

THE TOTAL RETURN FUND MAY NOT, AS A FUNDAMENTAL POLICY:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer.

(2) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(3) Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its objective and policies are not prohibited and the Fund may lend its portfolio securities as described under "Investment Objectives and Policies" in the prospectus.

(4) Borrow money except for temporary or emergency purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed 5% of the Fund's net assets; or pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowings secured thereby.

(5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Fund may make margin deposits in connection with financial futures and options transactions.

(6) Write (sell) put or call options, combinations thereof or similar options; nor may it purchase put or call options if more than 5% of the Fund's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Fund may buy or sell options on financial futures contracts.

(7) Invest 25% or more of its total assets in any one industry. Water, communications, electric and gas utilities shall each be considered a separate industry.

(8) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts, and engage in foreign currency transactions; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(9) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(10) Issue senior securities except as permitted under the Investment Company Act of 1940.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund did not borrow money as permitted by investment restriction number 4 in the latest fiscal year and it has no present intention of borrowing during the current year. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Total Return Fund may not:

(i) Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation and in equity securities which are not readily marketable.

(ii) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(iii) Invest for the purpose of exercising control or management of another issuer.

(iv) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(v) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

(vi) Invest more than 15% of its net assets in illiquid securities.

(vii) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

(viii) Invest in oil, gas, and other mineral leases.

(ix) Purchase or sell real property (including limited partnership interests but excluding readily marketable interests in real estate investment trusts and readily marketable securities of companies which invest in real estate).

(x) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities and securities of issuers which with their predecessors have a record of less than three years continuous operation will not exceed 15% of total assets.

(xi) Invest more than 10% of its total assets in securities of real estate investment funds.

INVESTMENT POLICIES AND TECHNIQUES

GENERAL. Each Fund may engage in options transactions and may engage in financial futures transactions in accordance with its respective investment objectives and policies. The Blue Chip, Growth, Small Cap, Total Return and Value+Growth Funds each may invest in put and call options but may not write
(sell) options. The Aggressive Growth, Quantitative and Technology Funds may write (sell) covered call options and secured put options and may purchase put and call options. Each such Fund intends to engage in such transactions if it appears to the investment manager to be advantageous for the Fund to do so in order to pursue its investment objective and also to hedge against the effects of market risks but not for speculative purposes. The use of futures and options, and possible benefits and attendant risks, are discussed below along with information concerning other investment policies and techniques.

OPTIONS ON SECURITIES. The Aggressive Growth, Quantitative and Technology Funds may write (sell) "covered" call options on securities as long as the Fund owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash or other liquid securities ("eligible securities") to the extent required by applicable regulation in connection with the optioned securities. The Aggressive Growth, Quantitative and Technology Funds may write "covered" put options provided that, as long as the Fund is obligated as a writer of a put option, the Fund will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during or at the end of the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during or at the end of the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Funds may write (for the Quantitative and Technology Funds) or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a bench mark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows a Fund to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times a Fund would like to establish a position in a security upon which call options are available. By purchasing a call option, a Fund is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market, because a Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option writer has to sell the underlying security because of the exercise of a call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium, plus the interest income on the eligible securities that have been segregated. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received and any interest income earned on the eligible securities that have been segregated.

OVER-THE-COUNTER OPTIONS. As indicated in the prospectus (see "Investment Objectives, Policies and Risk Factors"), the Funds may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the investment manager and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The Funds understand the position of the staff of the Securities and Exchange Commission ("SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. The investment manager disagrees with this position and has found the dealers with which it engages in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Funds have adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of the Funds' portfolios. A brief description of such procedures is set forth below.

A Fund will only engage in OTC options transactions with dealers that have been specifically approved by the investment manager pursuant to procedures adopted by the Fund's Board of Trustees. The investment manager believes that the approved dealers should be able to enter into closing transactions if necessary and, therefore, present minimal credit risks to a Fund. The investment manager will monitor the credit-worthiness of the approved dealers on an ongoing basis. A Fund currently will not engage in OTC options transactions if the amount invested by the Fund in OTC options, plus (for the Aggressive Growth, Quantitative and Technology Funds) a "liquidity charge" related to OTC options written by the Fund, plus the amount invested by the Fund in illiquid securities, would exceed 15% of the Fund's net assets. The "liquidity charge" referred to above is computed as described below.

The Aggressive Growth, Quantitative and Technology Funds anticipate entering into agreements with dealers to which the Fund sells OTC options. Under these agreements either Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase Price"). The "liquidity charge" referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security. If there is no such agreement requiring a dealer to allow either Fund to repurchase a specific OTC option written by the Fund, the "liquidity charge" will be the current market value of the assets serving as "cover" for such OTC option.

OPTIONS ON SECURITIES INDICES. The Blue Chip, Growth, Small Cap, Total Return and Value+Growth Funds may purchase, and the Aggressive Growth, Quantitative and Technology Funds may purchase and write, call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.


When the Aggressive Growth, Quantitative or Technology Fund writes an option on a securities index, it will segregate, and mark-to-market, eligible securities to the extent required by applicable regulations. In addition, where a Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

A Fund may also purchase and sell options on other appropriate indices, as available, such as foreign currency indices. Options on futures contracts and index options involve risks similar to those risks relating to transactions in financial futures contracts described below. Also, an option purchased by a Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

FINANCIAL FUTURES CONTRACTS. The Funds may enter into financial futures contracts for the future delivery of a financial instrument, such as a security, or an amount of foreign currency or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in market conditions or foreign exchange rates which otherwise might affect adversely the value of securities or other assets which the Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index or foreign currency called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index or foreign currency at a specified price during a specified delivery period. At the time of delivery, in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.

Although some futures contracts by their terms call for the actual delivery or acquisition of securities or other assets, in most cases a party will close out the contractual commitment before delivery without having to make or take delivery of the underlying assets by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying securities or other assets. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. A Fund will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. At the time a Fund enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce a Fund's return. Futures contracts entail risks. If the investment manager's judgment about the general direction of markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, the margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager may still not result in a successful hedging transaction. If any of these events should occur, the Fund could lose money on the financial futures contracts and also on the value of its portfolio assets.

OPTIONS ON FINANCIAL FUTURES CONTRACTS. A Fund may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. A Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it. A Fund will establish segregated accounts or will provide cover with respect to written options on financial futures contracts in a manner similar to that described under "Options on Securities." Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

REGULATORY RESTRICTIONS. To the extent required to comply with applicable regulation, when purchasing a futures contract, writing a put option or entering into a forward currency exchange purchase, a Fund will maintain eligible securities in a segregated account. A Fund will use cover in connection with selling a futures contract.

A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities that the Fund holds or intends to purchase.

FOREIGN CURRENCY OPTIONS. The Funds may engage in foreign currency options transactions. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

FOREIGN CURRENCY FUTURES TRANSACTIONS. As part of their financial futures transactions (see "Financial Futures Contracts" and "Options on Financial Futures Contracts" above), the Funds may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The investment manager believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interests of a Fund. A Fund will not speculate in foreign currency exchange.

If a Fund retains the portfolio security and engages in an offsetting transaction with respect to a forward contract, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result should the value of such currency increase. A Fund may have to convert its holdings of foreign currencies into U.S. Dollars from time to time in order to meet such needs as Fund expenses and redemption requests. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

A Fund will not enter into forward contracts or maintain a net exposure in such contracts when the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. A Fund segregates eligible securities to the extent required by applicable regulation in connection with forward foreign currency exchange contracts entered into for the purchase of a foreign currency. A Fund generally does not enter into a forward contract with a term longer than one year.

REPURCHASE AGREEMENTS. A Fund may invest in repurchase agreements, which are instruments under which the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. No Fund currently intends to invest more than 5% of its net assets in repurchase agreements during the current year.

SHORT SALES AGAINST-THE-BOX. The Aggressive Growth and Blue Chip Funds may make short sales against-the-box for the purpose of deferring realization of gain or loss for federal income tax purposes. A short sale "against-the-box" is a short sale in which a Fund owns at least an equal amount of the securities sold short or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and at least equal in amount to, the securities sold short. A Fund may engage in such short sales only to the extent that not more than 10% of the Fund's total assets (determined at the time of the short sale) is held as collateral for such sales. Each Fund does not currently intend, however, to engage in such short sales to the extent that more than 5% of its net assets will be held as collateral therefor during the current year.

OTHER CONSIDERATIONS--HIGH YIELD (HIGH RISK) BONDS. As reflected in the prospectus, the Total Return Fund may invest a portion of its assets in fixed income securities that are in the lower rating categories of recognized rating agencies or are non-rated. These lower rated or non-rated fixed income securities are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

The market values of such securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower rated securities also tend to be more sensitive to economic conditions than are higher rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, regarding lower rated bonds may depress the prices for such securities. These and other factors adversely affecting the market value of high yield securities will adversely affect the Fund's net asset value. Although some risk is inherent in all securities ownership, holders of fixed income securities have a claim on the assets of the issuer prior to the holders of common stock. Therefore, an investment in fixed income securities generally entails less risk than an investment in common stock of the same issuer.

High yield securities frequently are issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or a corporate takeover. Companies that issue such high yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Zero coupon securities and pay-in-kind bonds involve additional special considerations. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amount or par value. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do securities paying interest currently with similar maturities and credit quality. Zero coupon, pay-in-kind or deferred interest bonds carry additional risk in that unlike bonds that pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Fund may obtain no return at all on its investment.

Additional information concerning high yield securities appears under "Appendix--Ratings of Fixed Income Investments."

PORTFOLIO TRANSACTIONS


Zurich Kemper Investments ("ZKI") and its affiliates furnish investment management services for the Kemper Funds and other clients including affiliated insurance companies. Zurich Investment Management Limited ("ZIML") is a sub-advisor for the Funds and, for the Value+Growth Fund, Dreman Value Advisors, Inc. ("DVA") is also a sub-adviser. ZKI and its affiliates share some common research and trading facilities. ZIML is a sub-adviser for other Kemper Funds. DVA is a sub-adviser for the Value+Growth Fund and an investment manager or sub-adviser for other Kemper Funds. At times investment decisions may be made to purchase or sell the same investment securities for a Fund and for one or more of the other clients managed by ZKI or its affiliates. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each.


National securities exchanges have established limitations governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may restrict the number of options a Fund will be able to write on a particular security.

The above mentioned factors may have a detrimental effect on the quantities or prices of securities, options or futures contracts available to a Fund. On the other hand, the ability of a Fund to participate in volume transactions may produce better executions for a Fund in some cases. The Board of Trustees of each Fund believes that the benefits of ZKI's, ZIML's and DVA's organizations outweigh any limitations that may arise from simultaneous transactions or position limitations.

ZKI, ZIML and DVA, in effecting purchases and sales of portfolio securities for the account of a Fund, will implement each Fund's policy of seeking best execution of orders. ZKI, ZIML and DVA may be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness clearance procedures, wire service quotations and statistical and other research information provided to a Fund and ZKI and its affiliates. Subject to the policy of seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients, including clients of ZKI and its affiliates. In selecting among firms believed to meet the criteria for handling a particular transaction, ZKI, ZIML and DVA may give consideration to those firms that have sold or are selling shares of the Funds and of other funds managed by ZKI or its affiliates, as well as to those firms that provide market, statistical and other research information to a Fund and ZKI and its affiliates, although ZKI, ZIML and DVA are not authorized to pay higher commissions to firms that provide such services, except as described below.

ZKI, ZIML and DVA may in certain instances be permitted to pay higher brokerage commissions solely for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include, among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and research or analytical computer software and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of the products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by ZKI or one of its affiliates in cash. Subject to
Section 28(e) and procedures adopted by the Board of Trustees of each Fund, a Fund could pay a firm that provides research services commissions for effecting a securities transaction for the Fund in excess of the amount other firms would have charged for the transaction if ZKI, ZIML or DVA determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or ZKI's, ZIML's or DVA's overall responsibilities to the Fund and other clients. Not all of such research services may be useful or of value in advising a particular Fund. Research benefits will be available for all clients of ZKI and its affiliates. The investment management fee paid by a Fund to ZKI is not reduced because these research services are received.

The table below shows total brokerage commissions paid by each Fund for the last three fiscal years and, for the most recent fiscal year, the percentage thereof that was allocated to firms based upon research information provided (except for the Aggressive Growth Fund, which will commence operations on December 31,
1996).



                                                            ALLOCATED TO FIRMS
                                                                 BASED ON
                                                            RESEARCH IN FISCAL
                   FUND                      FISCAL 1996           1996           FISCAL 1995    FISCAL 1994
------------------------------------------   -----------    ------------------    -----------    -----------
Blue Chip.................................   $ 1,661,000            63%           $   506,000    $   565,000
Growth....................................   $ 9,535,000            91%           $ 6,470,000    $ 7,110,000
Quantitative*.............................   $     9,000            97%                  N.A.           N.A.
Small Cap.................................   $ 6,362,000            70%           $ 5,975,000    $ 2,782,000
Technology................................   $ 4,438,000            74%           $ 3,504,000    $ 1,644,000
Total Return..............................   $ 6,335,000            72%           $ 8,309,000    $ 7,705,000
Value+Growth..............................   $    66,000            78%           $     6,000           N.A.


---------------
* For the period February 15, 1996 to November 30, 1996.

INVESTMENT MANAGER AND UNDERWRITER

INVESTMENT MANAGER. Zurich Kemper Investments, Inc. ("ZKI"), 222 South Riverside Plaza, Chicago, Illinois 60606, is each Fund's investment manager. ZKI is wholly owned by ZKI Holding Corp. ZKI Holding Corp. is a more than 90% owned subsidiary of Zurich Holding Company of America, Inc., which is a wholly-owned subsidiary of Zurich Insurance Company, an internationally recognized company providing services in life and non-life insurance, reinsurance and asset management. Pursuant to investment management agreements, ZKI acts as each Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of a Fund if elected to such positions. Each investment management agreement provides that each Fund pays the charges and expenses of its operations, including the fees and expenses of the trustees (except those who are affiliated with officers or employees of ZKI), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value, taxes and membership dues. Each Fund bears the expenses of registration of its shares with the Securities and Exchange Commission, while Kemper Distributors, Inc. ("KDI"), as principal underwriter, pays the cost of qualifying and maintaining the qualification of each Fund's shares for sale under the securities laws of the various states. ZKI has agreed to reimburse each Fund (except the Aggressive Growth Fund) to the extent required by applicable state expense limitations should all operating expenses of each Fund, including the investment management fees of ZKI but excluding taxes, interest, distribution fees, extraordinary expenses, brokerage commissions or transaction costs and any other properly excludable expenses, exceed the applicable state expense limitations. Currently, there are no state expense limitations in effect.

The investment management agreements provide that ZKI shall not be liable for any error of judgment or of law, or for any loss suffered by a Fund in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of ZKI in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under each agreement.

Each Fund's investment management agreement continues in effect from year to year so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders or the Board of Trustees of the Fund. The agreement for the Aggressive Growth Fund has an initial term ending March 1, 1998. Each Fund's investment management agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment. If additional Fund's become subject to an investment management agreement, the provisions concerning continuation, amendment and termination shall be on a Fund by Fund basis. Additional Funds may be subject to a different agreement.


The current investment management fee rates paid by the Funds are in the prospectus, see "Investment Manager and Underwriter." The investment management fees paid by each Fund for its last three fiscal years are shown in the table below (except for the Aggressive Growth Fund, which will not commence operations until December 31, 1996).



                        FUND                            FISCAL 1996     FISCAL 1995     FISCAL 1994
-----------------------------------------------------   -----------     -----------     -----------
Blue Chip............................................   $ 1,198,000         903,000       1,072,000
Growth...............................................   $13,994,000      12,349,000       9,634,000
Quantitative.........................................   $    11,000(1)         N.A.            N.A.
Small Cap............................................   $ 4,418,000(2)    3,273,000(3)    3,746,000(5)
Technology...........................................   $ 5,582,000       4,542,000       3,296,000
Total Return.........................................   $15,825,000      15,147,000      10,997,000
Value+Growth*........................................   $   131,000           1,000(4)         N.A.


---------------

 * Amounts shown are after expense waiver.

(1) For the period February 15, 1996 to November 30, 1996.


(2) Fee was decreased $670,000 from $5,088,000 base fee.



(3) Fee was decreased $766,000 from $4,039,000 base fee.



(4) For the period October 16, 1995 to November 30, 1995.



(5) Fee was increased $499,000 from $3,247,000 base fee.


The Small Cap Fund pays a base annual investment management fee, payable monthly, at the rate of .65 of 1% of the average daily net assets of the Fund. This base fee is subject to upward or downward adjustment on the basis of the investment performance of the Class A shares of the Fund as compared with the performance of the Standard & Poor's 500 Stock Index (the "Index"). The Small Cap Fund will pay an additional monthly fee at an annual rate of .05% of such average daily net assets for each percentage point (fractions to be prorated) by which the performance of the Class A shares of the Fund exceeds that of the Index for the immediately preceding twelve months; provided that such additional monthly fee shall not exceed 1/12 of .30% of the average daily net assets. Conversely, the compensation payable by the Small Cap Fund will be reduced by an annual rate of .05% of such average daily net assets for each percentage point (fractions to be prorated) by which the performance of the Class A shares of the Fund falls below that of the Index, provided that such reduction in the monthly fee shall not exceed 1/12 of .30% of the average net assets. The total fee on an annual basis can range from .35% to .95% of average daily net assets. The Small Cap Fund's investment performance during any twelve month period is measured by the percentage difference between (a) the opening net asset value of one Class A share of the Fund and (b) the sum of the closing net asset value of one Class A share of the Fund plus the value of any income and capital gain dividends on such share during the period treated as if reinvested in Class A shares of the Fund at the time of distribution. The performance of the Index is measured by the percentage change in the Index between the beginning and the end of the twelve month period with cash distributions on the securities which comprise the Index being treated as reinvested in the Index at the end of each month following the payment of the dividend. Each monthly calculation of the incentive portion of the fee may be illustrated as follows: if over the preceding twelve month period the Small Cap Fund's adjusted net asset value applicable to one Class A share went from $10.00 to $11.00 (10% appreciation), and the Index, after adjustment, went from 100 to 104 (or only 4%), the entire incentive compensation would have been earned by ZKI. On the other hand, if the Index rose from 100 to 110 (10%), no incentive fee would have been payable. A rise in the Index from 100 to 116 (16%) would have resulted in the minimum monthly fee of 1/12 of .35%. Since the computation is not cumulative from year to year, an additional management fee may be payable with respect to a particular year, although the Small Cap Fund's performance over some longer period of time may be less favorable than that of the Index. Conversely, a lower management fee may be payable in a year in which the performance of the Fund's Class A shares' is less favorable than that of the Index, although the performance of the Fund's Class A shares over a longer period of time might be better than that of the Index.

The Aggressive Growth Fund pays a base annual investment management fee, payable monthly, at the rate of .65 of 1% of the average daily net assets of the Fund. This base fee is subject to upward or downward adjustment on the basis of the investment performance of the Class A shares of the Fund as compared with the performance of the Standard & Poor's 500 Stock Index (the "Index"). The Aggressive Growth Fund will pay an additional monthly fee at an annual rate of
 .02% of such average daily net assets for each percentage point (fractions to be prorated) by which the performance of the Class A shares of the Fund exceeds that of the Index for the immediately preceding twelve months; provided that such additional monthly fee shall not exceed 1/12 of .20% of the average daily net assets. Conversely, the compensation payable by the Aggressive Growth Fund will be reduced by an annual rate of .02% of such average daily net assets for each percentage point (fractions to be prorated) by which the performance of the Class A shares of the Fund falls below that of the Index, provided that such reduction in the monthly fee shall not exceed 1/12 of .20% of the average net assets. The total fee on an annual basis can range from .45% to .85% of average daily net assets. The Aggressive Growth Fund's investment performance during any twelve month period is measured by the percentage difference between (a) the opening net asset value of one Class A share of the Fund and (b) the sum of the closing net asset value of one Class A share of the Fund plus the value of any income and capital gain dividends on such share during the period treated as if reinvested in Class A shares of the Fund at the time of distribution. The performance of the Index is measured by the percentage change in the Index between the beginning and the end of the twelve month period with cash distributions on the securities which comprise the Index being treated as reinvested in the Index at the end of each month following the payment of the dividend. Each monthly calculation of the incentive portion of the fee may be illustrated as follows: if over the preceding twelve month period the Aggressive Growth Fund's adjusted net asset value applicable to one Class A share went from $10.00 to $11.50 (15% appreciation), and the Index, after adjustment, went from 100 to 104 (or only 4%), the entire incentive compensation would have been earned by ZKI. On the other hand, if the Index rose from 100 to 115 (15%), no incentive fee would have been payable. A rise in the Index from 100 to 125 (25%) would have resulted in the minimum monthly fee of 1/12 of .45%. Since the computation is not cumulative from year to year, an additional management fee may be payable with respect to a particular year, although the Aggressive Growth Fund's performance over some longer period of time may be less favorable than that of the Index. Conversely, a lower management fee may be payable in a year in which the performance of the Fund's Class A shares is less favorable than that of the Index, although the performance of the Fund's Class A shares over a longer period of time might be better than that of the Index.


For the first year under the investment management agreement, the Aggressive Growth Fund will pay to ZKI an annual management fee computed by applying the annual base fee described above to the average daily net assets of the Fund for the year subject to upward or downward adjustment (at the annual rate described above) on the basis of the investment performance of the Fund's Class A Shares in relation to the investment record of the Index for such year. During the first such year, the Fund will pay to ZKI on a monthly basis 1/12 of the minimum annual fee that would be payable with any balance due for such year to be payable at the end of such year.



VALUE+GROWTH FUND SUB-ADVISER. Dreman Value Advisors, Inc. ("DVA"), 280 Park Avenue, New York, New York 10017, is the sub-adviser for the value portion of the Value+Growth Fund. DVA is a wholly owned subsidiary of ZKI. DVA will act as sub-adviser pursuant to the terms of a Sub-Advisory Agreement between it and ZKI.


Under the terms of the Sub-Advisory Agreement, DVA will manage the value portion of the Value+Growth Fund's portfolio and will provide such investment advice, research and assistance as ZKI may, from time to time, reasonably request. DVA may, under the terms of the Sub-Advisory Agreement, render similar services to others including other investment companies. For its services, DVA will receive from ZKI a monthly fee at the annual rate of .25% of the Fund's average daily net assets. DVA permits any of its officers or employees to serve without compensation as trustees or officers of the Value+Growth Fund if elected to such positions.

The Sub-Advisory Agreement provides that DVA will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Sub-Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of DVA in the performance of its duties or from reckless disregard by DVA of its obligations and duties under the Sub-Advisory Agreement.

The Sub-Advisory Agreement continues by its terms from year to year if such continuance is specifically approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, and (b) by the shareholders or the Board of Trustees of the Fund. The Sub-Advisory Agreement may be terminated at any time upon 60 days' notice by ZKI, DVA or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment or upon termination of the Fund's investment management agreement.


The sub-adviser fees paid by ZKI to DVA for the Value+Growth Fund for the fiscal year ended November 30, 1996 were $54,000 and for the period October 16, 1995 to November 30, 1995 were $0.



FUND SUB-ADVISER. ZIML, 1 Fleet Place, London, U.K. EC4M 7RQ, a wholly-owned subsidiary of ZKI, is the sub-adviser for the foreign securities portion of the Funds. ZIML acts as sub-adviser pursuant to the terms of a Sub-Advisory Agreement between it and ZKI for each Fund.


Under the terms of each Sub-Advisory Agreement, ZIML renders investment advisory and management services with regard to that portion of a Fund's portfolio as may be allocated to ZIML by ZKI from time to time for management of foreign securities, including foreign currency transactions and related investments. ZIML may, under the terms of each Sub-Advisory Agreement, render similar services to others including other investment companies. For its services, ZIML will receive from ZKI a monthly fee at the annual rate of .35% of the portion of the average daily net assets of each Fund allocated by ZKI to ZIML for management. ZIML permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions.

Each Sub-Advisory Agreement provides that ZIML will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Sub-Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of ZIML in the performance of its duties or from reckless disregard by ZIML of its obligations and duties under the Sub-Advisory Agreement.

Each Sub-Advisory Agreement is for an initial term ending March 1, 1998 and continues in effect from year to year so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders or the Board of Trustees. Each Sub-Advisory Agreement may be terminated at any time for a Fund upon 60 days notice by ZKI, ZIML or the Board of Trustees, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment or upon the termination of the Fund's investment management agreement. If additional Funds become subject to a Sub-Advisory Agreement, the provisions concerning continuation, amendment and termination shall be on a Fund-by-Fund basis. Additional Funds may be subject to a different agreement.


No sub-adviser fees were paid by ZKI to ZIML for each Fund's 1996 fiscal year, although in prior fiscal years ZKI has paid ZIML for its services to ZKI with respect to foreign securities investments of certain Funds.


PRINCIPAL UNDERWRITER. Pursuant to separate underwriting and distribution services agreements ("distribution agreements"), Kemper Distributors, Inc. ("KDI"), a wholly owned subsidiary of ZKI, is the principal underwriter and distributor for the shares of each Fund and acts as agent of each Fund in the continuous offering of its shares. KDI bears all its expenses of providing services pursuant to the distribution agreements, including the payment of any commissions. Each Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.

Each distribution agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. Each agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by a Fund or by KDI upon 60 days' notice. Termination by a Fund with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the Investment Company Act of 1940. The agreement may not be amended for a class to increase the fee to be paid by a Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the agreement. The provisions concerning the continuation, amendment and termination of the distribution agreement are on a Fund by Fund basis and for each Fund on a class by class basis.


CLASS A SHARES. The following information concerns the underwriting commissions paid in connection with the distribution of each Fund's Class A shares for the fiscal years noted (except for the Aggressive Growth Fund, which will not commence operations until December 31, 1996).



                                                                                                      COMMISSIONS
                                                                                COMMISSIONS          PAID TO KEMPER
                                                  COMMISSIONS RETAINED          UNDERWRITER            AFFILIATED
            FUND                FISCAL YEAR          BY UNDERWRITER          PAID TO ALL FIRMS           FIRMS
-----------------------------   -----------       --------------------       -----------------       --------------
Blue Chip....................       1996                $ 72,000                    424,000                11,000
                                    1995                $ 33,000                    225,000                29,000
                                    1994                $ 64,000                    398,000                68,000
Growth.......................       1996                $327,000                  2,075,000                57,000
                                    1995                $266,000                  2,130,000               326,000
                                    1994                $489,000                  3,861,000               591,000
Quantitative.................       1996*               $  1,000                      5,000                     0
                                    1995                    N.A.                       N.A.                  N.A.
                                    1994                    N.A.                       N.A.                  N.A.
Small Cap....................       1996                $130,000                    849,000                16,000
                                    1995                $105,000                    798,000               133,000
                                    1994                $182,000                  1,264,000               243,000
Technology...................       1996                $198,000                    869,000                37,000
                                    1995                $116,000                    840,000               218,000
                                    1994                $ 43,000                    218,000                38,000
Total Return.................       1996                $225,000                  1,697,000                79,000
                                    1995                $206,000                  1,642,000               218,000
                                    1994                $523,000                  4,036,000               693,000
Value+Growth.................       1996                $ 33,000                    238,000                15,000
                                    1995**              $      0                     48,000                 3,000
                                    1994                $   N.A.                       N.A.                  N.A.


---------------
 * For the period February 15, 1996 to November 30, 1996.
** For the period October 16, 1995 to November 30, 1995.

CLASS B SHARES AND CLASS C SHARES. Since the distribution agreement provides for fees charged to Class B and Class C shares that are used by KDI to pay for distribution services (see the prospectus under "Investment Manager and Underwriter"), the agreement (the "Plan") is approved and renewed separately for the Class B and Class C shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, which regulates the manner in which an investment company may, directly or indirectly, bear expenses of distributing its shares. Expenses of the Funds and of KDI in connection with the Rule 12b-1 Plans for the Class B and Class C Shares are set forth below (except for the Aggressive Growth Fund, which will not commence operations until December 31,
1996). A portion of the marketing, sales and operating expenses shown below could be considered overhead expense.


                                                                                                OTHER DISTRIBUTION EXPENSES PAID
                                                                                                         BY UNDERWRITER
                        DISTRIBUTION   CONTINGENT           TOTAL                              ----------------------------------
                         FEES PAID      DEFERRED         COMMISSIONS          COMMISSIONS      ADVERTISING              MARKETING
 FUND CLASS B  FISCAL   BY FUND TO   SALES CHARGES   PAID BY UNDERWRITER  PAID BY UNDERWRITER      AND      PROSPECTUS  AND SALES
    SHARES      YEAR    UNDERWRITER  TO UNDERWRITER       TO FIRMS        TO AFFILIATED FIRMS  LITERATURE    PRINTING   EXPENSES
-------------- ------   -----------  --------------  -------------------  -------------------  -----------  ----------  ---------
Blue Chip.....   1996   $   233,000        41,000           521,000               3,000            117,000     10,000     232,000
                 1995   $    59,000        29,000           183,000              25,000             18,000      6,000      77,000
Growth........   1996   $ 6,149,000     1,494,000         3,522,000              53,000          1,020,000     88,000   2,049,000
                 1995     5,249,000     2,368,000         3,296,000             335,000            322,000     59,000   1,872,000
Quantitative*..   1996  $     3,000           -0-             4,000                 -0-              7,000      1,000      17,000
                 1995          N.A.          N.A.              N.A.                N.A.               N.A.       N.A.        N.A.
Small Cap.....   1996   $ 1,743,000       389,000         1,370,000              18,000            384,000     34,000     781,000
                 1995     1,341,000       518,000         1,188,000             142,000            117,000     22,000     666,000
Technology....   1996   $   413,000       102,000           974,000              28,000            309,000     28,000     572,000
                 1995       168,000        56,000           654,000             151,000             53,000     14,000     239,000
Total
  Return......   1996   $ 8,464,000     2,089,000         3,572,000              64,000          1,100,000    100,000   2,139,000
                 1995     8,303,000     3,318,000         3,751,000             371,000            416,000     62,000   2,277,000
Value+........   1996   $    65,000         4,000           320,000              15,000             88,000      7,000     160,000
  Growth         1995         1,000             0            75,000               2,000              2,000          0       9,000



                 OTHER DISTRIBUTION
                   EXPENSES PAID
                   BY UNDERWRITER
                -------------------
                  MISC.
 FUND CLASS B   OPERATING  INTEREST
    SHARES      EXPENSES   EXPENSES
--------------  ---------  --------
Blue Chip.....    76,000     85,000
                  26,000     22,000
Growth........   284,000    188,000
                 239,000    277,000
Quantitative*.     4,000      1,000
                    N.A.       N.A.
Small Cap.....   125,000    380,000
                  98,000    317,000
Technology....   121,000    191,000
                  55,000     54,000
Total
  Return......   344,000    438,000
                 277,000    809,000
Value+........    41,000     40,000
  Growth           3,000      1,000


---------------
* For the period February 15, 1996 to November 30, 1996.

                                                                                                   OTHER DISTRIBUTION EXPENSES PAID
                                                                      TOTAL        DISTRIBUTION             BY UNDERWRITER
                                   DISTRIBUTION     CONTINGENT     DISTRIBUTION     FEES PAID     ----------------------------------
                                    FEES PAID     DEFERRED SALES    FEES PAID     BY UNDERWRITER  ADVERTISING              MARKETING
                                     BY FUND         CHARGES      BY UNDERWRITER  TO AFFILIATED       AND      PROSPECTUS  AND SALES
FUND CLASS C SHARES  FISCAL YEAR  TO UNDERWRITER  TO UNDERWRITER     TO FIRMS         FIRMS       LITERATURE    PRINTING   EXPENSES
-------------------- -----------  --------------  --------------  --------------  --------------  -----------  ----------  ---------
Blue Chip...........     1996        $ 12,000            -0-          18,000             -0-         14,000       1,000      28,000
                         1995           5,000           N.A.           5,000             -0-          3,000       1,000      13,000
Growth..............     1996        $ 57,000            -0-          73,000             -0-         48,000       4,000      89,000
                         1995          23,000           N.A.          22,000           6,000         12,000       2,000      70,000
Quantitative*.......     1996        $  3,000            -0-             -0-             -0-          7,000         -0-      15,000
                         1995            N.A.           N.A.            N.A.            N.A.           N.A.        N.A.        N.A.
Small Cap...........     1996        $ 35,000            -0-          42,000             -0-         30,000       3,000      60,000
                         1995          13,000           N.A.          13,000           4,000          6,000       1,000      36,000
Technology..........     1996        $ 21,000          1,000          32,000             -0-         34,000       3,000      67,000
                         1995           5,000           N.A.           4,000           1,000          4,000       1,000      19,000
Total Return........     1996        $ 60,000            -0-          69,000             -0-         49,000       4,000      97,000
                         1995          26,000           N.A.          25,000           5,000         13,000       2,000      72,000
Value+Growth........     1996        $  2,000            -0-           7,000             -0-         13,000       1,000      23,000
                         1995             -0-           N.A.             -0-             -0-          1,000         -0-       1,000


                       OTHER DISTRIBUTION
                         EXPENSES PAID
                         BY UNDERWRITER
                      -------------------
                        MISC.
                      OPERATING  INTEREST
FUND CLASS C SHARES   EXPENSES   EXPENSES
--------------------  ---------  --------
Blue Chip...........     1,000     5,000
                         8,000     2,000
Growth..............     8,000    18,000
                        15,000     7,000
Quantitative*.......     6,000     1,000
                          N.A.      N.A.
Small Cap...........     3,000    11,000
                        14,000     4,000
Technology..........     2,000     8,000
                        10,000     2,000
Total Return........     5,000    20,000
                        15,000     9,000
Value+Growth........     8,000     3,000
                         1,000       -0-


---------------
* For the period February 15, 1996 to November 30, 1996.

ADMINISTRATIVE SERVICES. Administrative services are provided to each Fund under an administrative services agreement ("administrative agreement") with KDI. KDI bears all its expenses of providing services pursuant to the administrative agreement between KDI and each Fund, including the payment of service fees. Each Fund pays KDI an administrative services fee, payable monthly, at an annual rate of up to .25% of average daily net assets of Class A, B and C shares of each Fund.

KDI has entered into related arrangements with various financial services firms, such as broker-dealers or banks ("firms"), that provide services and facilities for their customers or clients who are shareholders of a Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining shareholder accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. For Class A shares, KDI pays each firm a service fee, payable quarterly, at an annual rate of up to .25% of the net assets in Fund accounts that it maintains and services attributable to Class A shares commencing with the month after investment. With respect to Class B and Class C shares, KDI currently advances to firms the first-year service fee at a rate of up to .25% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms a service fee at an annual rate of up to .25% (calculated monthly and paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or the Fund. Firms to which service fees may be paid include broker-dealers affiliated with KDI.



The following information concerns the administrative services fee paid by each Fund (except for the Aggressive Growth Fund, which will not commence operations until December 31, 1996.



                                       ADMINISTRATIVE SERVICE FEES
                                               PAID BY FUND                   SERVICE FEES             SERVICE FEES
                                    ----------------------------------    PAID BY ADMINISTRATOR    PAID BY ADMINISTRATOR
      FUND          FISCAL YEAR      CLASS A       CLASS B     CLASS C          TO FIRMS            TO AFFILIATED FIRMS
-----------------   -----------     ----------    ---------    -------    ---------------------    ---------------------
Blue Chip........       1996        $  415,000       78,000      4,000            512,000                   15,000
                        1995        $  361,000       19,000      2,000            386,000                   69,000
                        1994*       $  407,000        2,000         --            413,000                   92,000
Growth...........       1996        $3,929,000    2,016,000     19,000          5,983,000                  138,000
                        1995        $3,633,000    1,721,000      8,000          5,301,000                  693,000
                        1994*       $3,628,000      553,000      1,000          4,347,000                  618,000
Quantitative.....       1996**           1,000        1,000      1,000              1,000                        0
                        1995              N.A.         N.A.       N.A.               N.A.                     N.A.
                        1994              N.A.         N.A.       N.A.               N.A.                     N.A.
Small Cap........       1996        $1,315,000      580,000     12,000          1,918,000                   34,000
                        1995        $1,141,000      442,000      4,000          1,579,000                  334,000
                        1994*       $1,066,000      124,000         --          1,212,000                  321,000
Technology.......       1996        $1,460,000      138,000      7,000          1,607,000                   15,000
                        1995        $1,187,000       56,000      2,000          1,269,000                  116,000
                        1994*       $  873,000        1,000         --            885,000                   83,000
Total Return.....       1996        $4,252,000    2,772,000     20,000          7,049,000                  194,000
                        1995        $4,047,000    2,710,000      9,000          6,685,000                1,010,000
                        1994*       $3,635,000    1,212,000      1,000          5,063,000                  959,000
Value+Growth.....       1996            22,000       25,000      2,000             57,000                    2,000
                        1995***     $        0            0          0              5,000                        0
                        1994              N.A.         N.A.       N.A.               N.A.                     N.A.


---------------
  * Class B and Class C shares were first offered on May 31, 1994.

 ** For the period February 15, 1996 to November 30, 1996.

*** For the period October 16, 1995 to November 30, 1995.

KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for a Fund. Currently, the administrative services fee payable to KDI is based only upon Fund assets in accounts for which there is a firm listed on the Fund's records and it is intended that KDI will pay all the administrative services fee that it receives from a Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of a Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which there is a firm of record. The Board of Trustees of a Fund, in its discretion, may approve basing the fee to KDI on all Fund assets in the future.

Certain trustees or officers of a Fund are also directors or officers of ZKI, DVA or KDI as indicated under "Officers and Trustees."


CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of each Fund maintained in the United States. The Chase Manhattan Bank, Chase MetroTech Center, Brooklyn, New York 11245, as custodian, has custody of all securities and cash of each Fund held outside of the United States. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by each Fund. IFTC is also each Fund's transfer agent and dividend-paying agent. Pursuant to a services agreement with IFTC, Kemper Service Company ("KSvC"), an affiliate of ZKI, serves as "Shareholder Service Agent" of each Fund and, as such, performs all of IFTC's duties as transfer agent and dividend paying agent. IFTC receives as transfer agent, and pays to KSvC, annual account fees of $6 per account plus account set up, transaction and maintenance charges, annual fees associated with the contingent deferred sales charge (Class B only) and out-of-pocket expense reimbursement. IFTC's fee is reduced by certain earnings credits in favor of the Fund. The following shows for each Fund's 1996 fiscal year (except the Aggressive Growth Fund), the shareholder service fees IFTC remitted to KSvC. As noted previously, the Aggressive Growth Fund will not commence operations until December 31, 1996.



                                                                                        FEES IFTC
                                        FUND                                           PAID TO KSVC
                                                                                       ------------
Blue Chip...........................................................................    $   633,000
Growth..............................................................................    $ 7,394,000
Quantitative*.......................................................................    $     1,000
Small Cap...........................................................................    $ 2,840,000
Technology..........................................................................    $   984,000
Total Return........................................................................    $ 7,481,000
Value+Growth........................................................................    $    52,000


---------------
* For the period February 15, 1996 to November 30, 1996.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Funds' independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Funds' annual financial statements, review certain regulatory reports and the Funds' federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

PURCHASE AND REDEMPTION OF SHARES

As described in the Funds' prospectus, shares of a Fund are sold at their public offering price, which is the net asset value per share of the Fund next determined after an order is received in proper form plus, with respect to Class A shares, an initial sales charge. The minimum initial investment is $1,000 and the minimum subsequent investment is $100 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Upon receipt by the Shareholder Service Agent of a request for redemption, shares of a Fund will be redeemed by the Fund at the applicable net asset value per share of such Fund as described in the Funds' prospectus.

Scheduled variations in or the elimination of the initial sales charge for purchases of Class A shares or the contingent deferred sales charge for redemptions of Class B or Class C shares, by certain classes of persons or through certain types of transactions as described in the prospectus, are provided because of anticipated economies in sales and sales related efforts.

A Fund may suspend the right of redemption or delay payment more than seven days
(a) during any period when the New York Stock Exchange (the "Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of a Fund's shareholders.

The conversion of Class B shares to Class A shares may be subject to the continuing availability of an opinion of counsel, ruling by the Internal Revenue Service or other assurance acceptable to each Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B shares and not Class A shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B shares to Class A shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B shares to Class A shares may be suspended if such assurance is not available. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.

DIVIDENDS AND TAXES

DIVIDENDS. Each Fund normally distributes dividends of net investment income as follows: annually for the Aggressive Growth, Quantitative, Small Cap, Technology and Value+Growth Funds; semi-annually for the Blue Chip Fund; and quarterly for the Total Return Fund. Each Fund distributes any net realized short-term and long-term capital gains at least annually. The quarterly distribution to shareholders of the Total Return Fund may include short-term capital gains.

A Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees of the Fund determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, a Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Internal Revenue Code (the "Code"). Dividends will be reinvested in shares of the Fund paying such dividends unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Kemper Funds as described in the prospectus.

The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fee applicable to Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same amount for each class.

TAXES. Each Fund intends to continue to qualify (or, for the Aggressive Growth Fund, intends to qualify) as a regulated investment company under Subchapter M of the Code and, if so qualified, will not be liable for federal income taxes to the extent its earnings are distributed. One of the Subchapter M requirements to be satisfied is that less than 30% of a Fund's gross income during its fiscal year must be derived from gains (not reduced by losses) from the sale or other disposition of securities and certain other investments held for less than three months. A Fund may be limited in its options, futures and foreign currency transactions in order to prevent recognition of such gains.

A Fund's options, futures and foreign currency transactions are subject to special tax provisions that may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses, or alter the holding periods of certain of the Fund's securities.

The mark-to-market rules of the Code may require a Fund to recognize unrealized gains and losses on certain options and futures held by the Fund at the end of the fiscal year. Under these provisions, 60% of any capital gain net income or loss recognized will generally be treated as long-term and 40% as short-term. However, although certain forward contracts and futures contracts on foreign currency are marked-to-market, the gain or loss is generally ordinary under
Section 988 of the Code. In addition, the straddle rules of the Code would require deferral of certain losses realized on positions of a straddle to the extent that the Fund had unrealized gains in offsetting positions at year end.

Gains and losses attributable to fluctuations in the value of foreign currencies will be characterized generally as ordinary gain or loss under Section 988 of the Code. For example, if a Fund sold a foreign bond and part of the gain or loss on the sale was attributable to an increase or decrease in the value of a foreign currency, then the currency gain or loss may be treated as ordinary income or loss. If such transactions result in greater net ordinary income, the dividends paid by the Fund will be increased; if the result of such transactions is lower net ordinary income, a portion of dividends paid could be classified as a return of capital.

A 4% excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is the sum of 98% of a Fund's net investment income for the calendar year plus 98% of its capital gain net income for the one-year period ending October 31, plus any undistributed net investment income from the prior calendar year, plus any undistributed capital gain net income from the one year period ended October 31 of the prior calendar year, minus any overdistribution in the prior calendar year. For purposes of calculating the required distribution, foreign currency gains or losses occurring after October 31 are taken into account in the following calendar year. Each Fund intends to declare or distribute dividends during the appropriate periods of an amount sufficient to prevent imposition of the 4% excise tax.

A shareholder who redeems shares of a Fund will recognize capital gain or loss for federal income tax purposes measured by the difference between the value of the shares redeemed and the adjusted cost basis of the shares. Any loss recognized on the redemption of Fund shares held six months or less will be treated as long-term capital loss to the extent that the shareholder has received any long-term capital gain dividends on such shares. A shareholder who has redeemed shares of a Fund or other Kemper Mutual Fund listed in the prospectus under "Special Features--Class A Shares--Combined Purchases" (other than shares of Kemper Cash Reserves Fund not acquired by exchange from another Kemper Mutual Fund) may reinvest the amount redeemed at net asset value at the time of the reinvestment in shares of any Fund or in shares of a Kemper Mutual Fund within six months of the redemption as described in the prospectus under "Redemption or Repurchase of Shares-- Reinvestment Privilege." If redeemed shares were purchased after October 3, 1989 and were held less than 91 days, then the lesser of (a) the sales charge waived on the reinvested shares, or (b) the sales charge incurred on the redeemed shares, is included in the basis of the reinvested shares and is not included in the basis of the redeemed shares. If a shareholder realized a loss on the redemption or exchange of a Fund's shares and reinvests in shares of the same Fund 30 days before or after the redemption or exchange, the transactions may be subject to the wash sale rules resulting in a postponement of the recognition of such loss for federal income tax purposes. An exchange of a Fund's shares for shares of another fund is treated as a redemption and reinvestment for federal income tax purposes upon which gain or loss may be recognized.

A Fund's investment income derived from foreign securities may be subject to foreign income taxes withheld at the source. Because the amount of a Fund's investments in various countries will change from time to time, it is not possible to determine the effective rate of such taxes in advance.

Shareholders who are non-resident aliens are subject to U.S. withholding tax on ordinary income dividends (whether received in cash or shares) at a rate of 30% or such lower rate as prescribed by any applicable tax treaty.

PERFORMANCE

As described in the prospectus, each Fund's historical performance or return for a class of shares may be shown in the form of "average annual total return" and "total return" figures. These various measures of performance are described below. Performance information will be computed separately for each class.

Each Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period, adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "redeemable value" of that investment at the end of the period. The redeemable value in the case of Class B or Class C shares includes the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total return may also be calculated without deducting the maximum sales charge.

Calculation of a Fund's total return is not subject to a standardized formula, except when calculated for purposes of the Fund's "Financial Highlights" table in the Fund's financial statements and prospectus. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in a Fund's shares on the first day of the period, either adjusting or not adjusting to deduct the maximum sales charge (in the case of Class A shares), and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The ending value in the case of Class B and Class C shares may or may not include the effect of the applicable contingent deferred sales charge that may be imposed at the end of the period. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total return calculations that do not include the effect of the sales charge for Class A shares or the contingent deferred sales charge for Class B and Class C shares would be reduced if such charge were included. Total return figures for Class A shares for various periods are set forth in the tables below.

A Fund's performance figures are based upon historical results and are not representative of future performance. Each Fund's Class A shares are sold at net asset value plus a maximum sales charge of 5.75% of the offering price. Class B shares and Class C shares are sold at net asset value. Redemptions of Class B shares may be subject to a contingent deferred sales charge that is 4% in the first year following the purchase, declines by a specified percentage thereafter and becomes zero after six years. Redemption of Class C shares may be subject to a 1% contingent deferred sales charge in the first year following purchase. Returns and net asset value will fluctuate. Factors affecting each Fund's performance include general market conditions, operating expenses and investment management. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section. Shares of each Fund are redeemable at the then current net asset value, which may be more or less than original cost.


The figures below show performance information for various periods. Comparative information for certain indices is also included. Please note the differences and similarities between the investments which a Fund may purchase and the investments measured by the applicable indices. The net asset values and returns of each class of shares of the Funds will also fluctuate. No adjustment has been made for taxes payable on dividends. The periods indicated were ones of fluctuating securities prices and interest rates. As indicated previously, the Aggressive Growth Fund will not commence operations until December 31, 1996.

                       BLUE CHIP FUND -- OCTOBER 31, 1996

                      Initial                    Income                                     Ending     Percentage
       TOTAL          $10,000    Capital Gain  Dividends      Ending       Percentage       Value       Increase   Dow Jones
       RETURN        Investment   Dividends    Reinvested      Value        Increase     (unadjusted)  (unadjusted) Industrial
       TABLE            (1)       Reinvested      (2)      (adjusted)(1)  (adjusted)(1)      (1)          (1)      Average(3)
-------------------- ----------  ------------  ----------  -------------  -------------  ------------  ----------  ----------
                                                                  CLASS A SHARES
Life of Fund(+)         17,947       2,411        5,518        25,876         158.8          27,458       174.6       337.7
Five Years              12,200       1,518        2,579        16,297          63.0          17,293        72.9       125.1
One Year                10,862         403          676        11,941          19.4          12,672        26.7        29.7
Year to Date            11,328           0           50        11,378          13.8          12,072        20.7        19.8
                                                                  CLASS B SHARES
Life of Fund(++)        13,894         547          943        15,084          50.8          15,384        53.8        70.9
One Year                11,532         428          622        12,282          22.8          12,582        25.8        29.7
Year to Date            11,985           0            8        11,593          15.9          11,993        19.9        19.8
                                                                  CLASS C SHARES
Life of Fund(++)        13,942         547          959             *             *          15,448        54.5        70.9
One Year                11,526         426          623             *             *          12,575        25.8        29.7
Year to Date            11,976           0            9        11,885          18.9          11,985        19.9        19.8

                                          Russell     Lipper      U.S.
       TOTAL          Standard  Consumer  1000(R)     Growth    Treasury
       RETURN         & Poor's   Price     Growth   and Income    Bill
       TABLE           500(4)   Index(5)  Index(6)   Fund(7)    Index(8)
--------------------  --------  --------  --------  ----------  --------

Life of Fund(+)         302.4     36.7      313.1      252.3      64.1
Five Years              105.6     14.9       97.7       96.0      24.2
One Year                 24.0      2.7       22.1       21.4       5.2
Year to Date             16.4      2.8       16.8       14.5       2.6

Life of Fund(++)         64.6      7.0       68.7       50.7      13.9
One Year                 24.0      2.7       22.1       21.4       5.2
Year to Date             16.4      2.8       16.8       14.5       2.6

Life of Fund(++)         64.6      7.0       68.7       50.7      13.9
One Year                 24.0      2.7       22.1       21.4       5.2
Year to Date             16.4      2.8       16.8       14.5       2.6



                                                                                                   Lipper
                                                                                        Russell    Growth      U.S.
      AVERAGE ANNUAL     Fund      Fund      Fund     Dow Jones   Standard   Consumer   1000(R)      and     Treasury
       TOTAL RETURN     Class A   Class B   Class C   Industrial  & Poor's    Price      Growth    Income      Bill
           TABLE        Shares    Shares    Shares    Average(3)   500(4)    Index(5)   Index(6)   Fund(7)   Index(8)
     -----------------  -------   -------   -------   ---------   --------   --------   --------   -------   --------
     Life of Fund(+)      11.2         *         *       18.0       16.9        3.6       17.3       15.1       5.7
     Life of Fund(++)        *      18.5      19.7       24.8       22.9        2.8       24.2       18.5       5.5
     Five Years           10.3         *         *       17.6       15.5        2.8       14.6       14.4       4.4
     One Year             19.4      22.8      25.8       29.7       24.0        2.7       22.1       21.4       5.2


---------------

(+)  Since November 23, 1987 for Class A shares.


(++) Since May 31, 1994 for Class B and Class C shares.

                       GROWTH FUND -- SEPTEMBER 30, 1996

                   Initial      Capital       Income         Ending       Percentage      Ending      Percentage
      TOTAL        $10,000        Gain      Dividends        Value         Increase       Value        Increase      Dow Jones
     RETURN       Investment   Dividends    Reinvested     (adjusted)     (adjusted)   (unadjusted)  (unadjusted)    Industrial
      TABLE          (1)       Reinvested      (2)            (1)            (1)           (1)           (1)         Average(3)
----------------- ----------   ----------   ----------     ----------     ----------   ------------  ------------    ---------
                                                        CLASS A SHARES
Life of Fund(+)     32,168       237,921      109,598        379,687        3,696.9       403,040       3,930.4       2,155.7
Ten Years           12,408        17,235        7,909         37,552          275.5        39,851         298.5         356.9
Five Years          12,345         2,674          969         15,988           59.9        16,962          69.6         123.4
One Year            10,094           868          313         11,275           12.8        11,962          19.6          25.7
Year to Date        10,838             0            0         10,838            8.4        11,496          15.0          16.9
                                                        CLASS B SHARES
Life of Fund(++)    12,840         1,322          379         14,241           42.4        14,541          45.4          66.7
One Year            10,611           927          309         11,547           15.5        11,847          18.5          25.7
Year to Date        11,411             0            0         11,011           10.1        11,411          14.1          16.9
                                                        CLASS C SHARES
Life of Fund(++)    12,887         1,325          380              *              *        14,592          45.9          66.7
One Year            10,630           926          309              *              *        11,865          18.7          25.7
Year to Date        11,422             0            0         11,322           13.2        11,422          14.2          16.9

                                           Russell                  U.S.
      TOTAL        Standard   Consumer     1000(R)     Lipper     Treasury
     RETURN        & Poor's    Price        Growth     Growth       Bill
      TABLE         500(4)    Index(5)     Index(6)    Fund(9)    Index(8)
-----------------  --------   --------     --------    -------    --------

Life of Fund(+)    2,337.4      391.6           NA     2,046.1      665.3
Ten Years            302.3       43.2        316.3       251.0       73.7
Five Years           102.7       15.0         99.6        90.2       24.2
One Year              20.3        3.0         21.4        13.8        5.2
Year to Date          13.5        2.8         16.1        11.0        2.6

Life of Fund(++)      60.4        7.0         67.7        47.6       13.9
One Year              20.3        3.0         21.4        13.8        5.2
Year to Date          13.5        2.8         16.1        11.0        2.6

Life of Fund(++)      60.4        7.0         67.7        47.6       13.9
One Year              20.3        3.0         21.4        13.8        5.2
Year to Date          13.5        2.8         16.1        11.0        2.6


                                                                Dow                                 Russell
      AVERAGE ANNUAL       Fund        Fund        Fund        Jones        Standard     Consumer   1000(R)      Lipper
       TOTAL RETURN       Class A     Class B     Class C    Industrial     & Poor's      Price      Growth      Growth
          TABLE           Shares      Shares      Shares     Average(3)      500(4)      Index(5)   Index(6)     Fund(9)
     ----------------     -------     -------     -------    ----------     --------     --------   --------     -------
      Life of Fund(+)       12.7           *           *        10.8          11.0          5.4         NA         10.6
      Life of
       Fund(++)                *        16.4        17.5        24.4          22.4          2.9       24.8         18.1
      Ten Years             14.2           *           *        16.4          14.9          3.7       15.3         13.4
      Five Years             9.8           *           *        17.4          15.2          2.8       14.8         13.7
      One Year              12.8        15.5        18.7        25.7          20.3          3.0       21.4         13.8

                         U.S.
      AVERAGE ANNUAL   Treasury
       TOTAL RETURN      Bill
          TABLE        Index(8)
     ----------------  --------
      Life of Fund(+)     6.9
      Life of
       Fund(++)           5.7
      Ten Years           5.7
      Five Years          4.4
      One Year            5.2


---------------

(+)  Since April 4, 1966 for Class A shares.


(++) Since May 31, 1994 for Class B and Class C shares.

                 QUANTITATIVE EQUITY FUND -- NOVEMBER 30, 1996

                   Initial      Capital       Income         Ending       Percentage      Ending      Percentage
      TOTAL        $10,000        Gain      Dividends        Value         Increase       Value        Increase      Dow Jones
     RETURN       Investment   Dividends    Reinvested     (adjusted)     (adjusted)   (unadjusted)  (unadjusted)    Industrial
      TABLE          (1)       Reinvested      (2)            (1)            (1)           (1)           (1)         Average(3)
----------------- ----------   ----------   ----------     ----------     ----------   ------------  ------------    ---------
                                                        CLASS A SHARES
Life of Fund(+)     11,032          0            0           11,032          10.3         11,705         17.1           22.9
                                                        CLASS B SHARES
Life of Fund(+)     11,621          0            0           11,221          12.2         11,621         16.2           22.9
                                                        CLASS C SHARES
Life of Fund(+)     11,632          0            0           11,532          15.3         11,632         16.3           22.9

                                           Russell                  U.S.
      TOTAL        Standard   Consumer     1000(R)     Lipper     Treasury
     RETURN        & Poor's    Price        Growth     Growth       Bill
      TABLE         500(4)    Index(5)     Index(6)    Fund(9)    Index(8)
-----------------  --------   --------     --------    -------    --------

                  <C
Life of Fund(+)      21.0        2.5         19.3        16.9        2.6

Life of Fund(+)      21.0        2.5         19.3        16.9        2.6

Life of Fund(+)      21.0        2.5         19.3        16.9        2.6



                                                           Dow                                 Russell                    U.S.
 AVERAGE ANNUAL       Fund        Fund        Fund        Jones        Standard     Consumer   1000(R)      Lipper      Treasury
  TOTAL RETURN       Class A     Class B     Class C    Industrial     & Poor's      Price      Growth      Growth        Bill
     TABLE           Shares      Shares      Shares     Average(3)      500(4)      Index(5)   Index(6)     Fund(9)     Index(8)
----------------     -------     -------     -------    ----------     --------     --------   --------     -------     --------
Life of Fund(+)        14.9        17.7        22.3        29.9          27.3          3.2       26.6         21.9         3.3


---------------


(+)  Since February 15, 1996 for Class A, B and C shares.

                      SMALL CAP FUND -- SEPTEMBER 30, 1996

                   Initial                         Income         Ending       Percentage       Ending       Percentage
    TOTAL        $10,000      Capital Gain     Dividends        Value         Increase        Value         Increase     Dow Jones
    RETURN      Investment     Dividends       Reinvested     (adjusted)     (adjusted)    (unadjusted)   (unadjusted)   Industrial
    TABLE          (1)         Reinvested         (2)            (1)            (1)            (1)            (1)        Average(3)
--------------------------    ------------     ----------     ----------     ----------    ------------   ------------   ---------
                                                                    CLASS A SHARES
Life of Fund(+)      33,035        179,821          58,441        271,297        2,613.0        287,846        2,778.5      1,988.2
Ten Years            11,399         21,497           5,077         37,973          279.7         40,264          302.6        356.9
Five Years           12,341          6,210           1,143         19,694           96.9         20,909          109.1        123.4
One Year              9,249          1,335             374         10,958            9.6         11,633           16.3         25.7
Year to Date         11,005              0               0         11,005           10.1         11,683           16.8         16.9
                                                                    CLASS B SHARES
Life of Fund(++)     12,054          2,680             530         14,964           49.6         15,264           52.6         66.7
One Year              9,687          1,426             400         11,222           12.2         11,513           15.1         25.7
Year to Date         11,582              0               0         11,182           11.8         11,582           15.8         16.9
                                                                    CLASS C SHARES
Life of Fund(++)     12,035          2,681             531              *              *         15,247           52.5         66.7
One Year              9,686          1,429             401              *              *         11,516           15.2         25.7
Year to Date         11,584              0               0         11,484           14.8         11,584           15.8         16.9

                                                         Russell
      TOTAL         Standard     Consumer    Wilshire    1000(R)
      RETURN        & Poor's      Price      Mid Cap      Growth
      TABLE          500(4)      Index(5)   Growth(10)   Index(6)
------------------  --------     --------   ----------   --------
                                 CLASS A SHARES
Life of Fund(+)     1,927.7        340.8          NA          NA
Ten Years             302.3         43.2       280.7       316.3
Five Years            102.7         15.0       130.0        99.6
One Year               20.3          3.0        15.4        21.4
Year to Date           13.5          2.8        13.2        16.1
                                 CLASS B SHARES
Life of Fund(++)       60.4          7.0        64.0        67.7
One Year               20.3          3.0        15.4        21.4
Year to Date           13.5          2.8        13.2        16.1
                                 CLASS C SHARES
Life of Fund(++)       60.4          7.0        64.0        67.7
One Year               20.3          3.0        15.4        21.4
Year to Date           13.5          2.8        13.2        16.1



                                                                 Dow                                                  Russell
    AVERAGE ANNUAL      Fund         Fund         Fund          Jones        Standard      Consumer     Wilshire      1000(R)
     TOTAL RETURN      Class A      Class B      Class C      Industrial     & Poor's       Price       Mid Cap        Growth
         TABLE         Shares       Shares       Shares       Average(3)      500(4)       Index(5)    Growth(10)     Index(6)
------------------------------      -------      -------      ----------     --------      --------    ----------   ------------
Life of Fund(+)          12.7            *            *          11.6          11.5           5.5           NA            NA
Life of Fund(++)            *         18.9         19.8          24.4          22.4           2.9         23.6          24.8
Ten Years                14.3            *            *          16.4          14.9           3.7         14.3          15.3
Five Years               14.5            *            *          17.4          15.2           2.8         18.1          14.8
One Year                  9.6         12.2         15.2          25.7          20.3           3.0         15.4          21.4


---------------
(+)  Since February 20, 1969 for Class A shares.
(++) Since May 31, 1994 for Class B and Class C shares.

NA--Not Available.

                      TECHNOLOGY FUND -- OCTOBER 31, 1996

                   Initial                          Income         Ending       Percentage        Ending         Percentage
      TOTAL        $10,000       Capital Gain     Dividends        Value         Increase         Value           Increase
     RETURN       Investment      Dividends       Reinvested     (adjusted)     (adjusted)     (unadjusted)     (unadjusted)
      TABLE          (1)          Reinvested         (2)            (1)            (1)             (1)              (1)
----------------- ----------     ------------     ----------     ----------     ----------     ------------     ------------
                                                          CLASS A SHARES
Life of Fund(+)      55,470         2,986,740        666,999      3,709,209      36,992.1         3,937,406        39,274.1
Ten Years             8,977            24,265          3,823         37,065         270.7            39,318           293.2
Five Years            9,985             9,816          1,215         21,016         110.2            22,302           123.0
One Year              8,479             1,131            554         10,164           1.6            10,783             7.8
Year to Date         10,639                 0              0         10,639           6.4            11,286            12.9
                                                          CLASS B SHARES
Life of Fund(++)     12,782             4,051            989         17,522          75.2            17,822            78.2
One Year              8,874             1,210            592         10,410           4.1            10,676             6.8
Year to Date         11,192                 0              0         10,792           7.9            11,192            11.9
                                                          CLASS C SHARES
Life of Fund(++)     12,863             4,062            989              *             *            17,914            79.1
One Year              8,893             1,205            590              *             *            10,688             6.9
Year to Date         11,193                 0              0         11,093          10.9            11,193            11.9

                                                          Russell
      TOTAL        Dow Jones      Standard     Consumer   1000(R)
     RETURN        Industrial     & Poor's      Price      Growth
      TABLE        Average(3)      500(4)      Index(5)   Index(6)
-----------------  ----------     --------     --------   --------
                                 CLASS A SHARES
Life of Fund(+)     26,811.4      30,825.6       544.1         NA
Ten Years              340.8         291.4        43.1      296.1
Five Years             125.1         105.6        14.9       97.7
One Year                29.7          24.0         2.7       22.1
Year to Date            19.8          16.4         2.8       16.8
                                 CLASS B SHARES
Life of Fund(++)        70.9          64.6         7.0       68.7
One Year                29.7          24.0         2.7       22.1
Year to Date            19.8          16.4         2.8       16.8
                                 CLASS C SHARES
Life of Fund(++)        70.9          64.6         7.0       68.7
One Year                29.7          24.0         2.7       22.1
Year to Date            19.8          16.4         2.8       16.8



                                                                                                    Russell
 AVERAGE ANNUAL        Fund        Fund        Fund       Dow Jones     Standard     Consumer       1000(R)
  TOTAL RETURN        Class A     Class B     Class C     Industrial    & Poor's      Price          Growth
      TABLE           Shares      Shares      Shares      Average(3)     500(4)      Index(5)       Index(6)
-----------------     -------     -------     -------     ---------     --------     --------     ------------
Life of Fund(+)         13.1           *           *         12.3         12.7          3.9             NA
Life of Fund(++)           *        26.1        27.2         24.8         22.9          2.8           24.2
Ten Years               14.0           *           *         16.0         14.6          3.7           14.8
Five Years              16.0           *           *         17.6         15.5          2.8           14.6
One Year                 1.6         4.1         6.9         29.7         24.0          2.7           22.1


---------------

(+)  Since September 7, 1948 for Class A shares.

(++) Since May 31, 1994 for Class B and Class C shares.

NA--Not Available.

                     TOTAL RETURN FUND -- OCTOBER 31, 1996

                         Initial       Capital       Income        Ending       Percentage   Ending       Percentage    Dow
        TOTAL            $10,000        Gain        Dividends       Value       Increase      Value       Increase     Jones
       RETURN            Investment   Dividends     Reinvested    (adjusted)    (adjusted)  (unadjusted)  (unadjusted) Industrial
        TABLE              (1)        Reinvested       (2)           (1)          (1)          (1)          (1)       Average(3)
---------------------    --------     ---------     ---------     ---------     -------     ---------     -------     -------
                                                                    CLASS A SHARES
Life of Fund(+)            26,730       130,216       204,997       361,943     3,519.4       384,249     3,742.5     2,782.6
Ten Years                  12,110         5,710         7,495        25,315       153.2        26,858       168.6       340.8
Five Years                 10,562         2,390         2,160        15,112        51.1        16,028        60.3       125.1
One Year                   10,027           389           452        10,868         8.7        11,534        15.3        29.7
Year to Date               10,386             0           197        10,583         5.8        11,224        12.2        19.8
                                                                    CLASS B SHARES
Life of Fund(++)           12,198           484           708        13,090        30.9        13,390        33.9        70.9
One Year                   10,642           413           373        11,128        11.3        11,428        14.3        29.7
Year to Date               11,016             0           132        10,745         7.5        11,148        11.5        19.8
                                                                    CLASS C SHARES
Life of Fund(++)           12,208           485           739             *           *        13,432        34.3        70.9
One Year                   10,631           413           387             *           *        11,431        14.3        29.7
Year to Date               11,005             0           140        11,045        10.5        11,145        11.5        19.8

                       Standard              Russell
        TOTAL             &        Consumer  1000(R)   Lipper      Lehman Bros.
       RETURN          Poor's      Price     Growth    Balanced    Gov't/Corp.
        TABLE          500(4)      Index(5)  Index(6)  Fund(11)     Index(12)
---------------------  -------     -----     -----     -------     ------------
                                        CLASS A SHARES
Life of Fund(+)        2,970.9     410.7        NA     2,027.5             *
Ten Years                291.4      43.1     296.1       183.2         125.5
Five Years               105.6      14.9      97.7        69.2          46.6
One Year                  24.0       2.7      22.1        14.5           5.4
Year to Date              16.4       2.8      16.8         9.3           2.2
                                        CLASS B SHARES
Life of Fund(++)          64.6       7.0      68.7        36.6          22.6
One Year                  24.0       2.7      22.1        14.5           5.4
Year to Date              16.4       2.8      16.8         9.3           2.2
                                        CLASS C SHARES
Life of Fund(++)          64.6       7.0      68.7        36.6          22.6
One Year                  24.0       2.7      22.1        14.5           5.4
Year to Date              16.4       2.8      16.8         9.3           2.2


     AVERAGE                                                                                         Russell
      ANNUAL           Fund        Fund        Fund       Dow Jones     Standard     Consumer        1000(R)         Lipper
   TOTAL RETURN       Class A     Class B     Class C     Industrial    & Poor's      Price          Growth         Balanced
      TABLE           Shares      Shares      Shares      Average(3)     500(4)      Index(5)       Index(6)        Fund(11)
------------------    -------     -------     -------     ---------     --------     --------     -------------     --------
Life of Fund(+)         11.6           *           *         10.8         11.1          5.1              NA            9.8
Life of Fund(++)           *        11.8        13.0         24.8         22.9          2.8            24.2           13.8
Ten Years                9.7           *           *         16.0         14.6          3.7            14.8           11.0
Five Years               8.6           *           *         17.6         15.5          2.8            14.6           11.1
One Year                 8.7        11.3        14.3         29.7         24.0          2.7            22.1           14.5

     AVERAGE
      ANNUAL        Lehman Bros.
   TOTAL RETURN     Gov't/Corp.
      TABLE          Index(12)
------------------  ------------
Life of Fund(+)            *
Life of Fund(++)         8.8
Ten Years                8.5
Five Years               8.0
One Year                 5.4


---------------
(+)  Since March 2, 1964 for Class A shares.

(++) Since May 31, 1994 for Class B and Class C shares.

                     VALUE+GROWTH FUND -- NOVEMBER 30, 1996

                   Initial      Capital       Income         Ending       Percentage      Ending      Percentage
      TOTAL        $10,000        Gain      Dividends        Value         Increase       Value        Increase      Dow Jones
     RETURN       Investment   Dividends    Reinvested     (adjusted)     (adjusted)   (unadjusted)  (unadjusted)    Industrial
      TABLE          (1)       Reinvested      (2)            (1)            (1)           (1)           (1)         Average(3)
----------------- ----------   ----------   ----------     ----------     ----------   ------------  ------------    ---------
                                                        CLASS A SHARES
Life of Fund(+)      12,847         0            0            12,847         28.5          13,632        36.3          39.3
                                                        CLASS B SHARES
Life of Fund(+)      13,105         0            0            13,205         32.1          13,505        35.1          39.3
                                                        CLASS C SHARES
Life of Fund(+)      13,516         0            0                 *            *          13,516        35.2          39.3

                                           Russell                  U.S.
      TOTAL        Standard   Consumer     1000(R)     Lipper     Treasury
     RETURN        & Poor's    Price        Growth     Growth       Bill
      TABLE         500(4)    Index(5)     Index(6)    Fund(9)    Index(8)
-----------------  --------   --------     --------    -------    --------

                  <C
Life of Fund(+)      32.5        3.3         31.2       22.7         5.2

Life of Fund(+)      32.5        3.3         31.2       22.7         5.2

Life of Fund(+)      32.5        3.3         31.2       22.7         5.2



                                                           Dow                                 Russell                    U.S.
 AVERAGE ANNUAL       Fund        Fund        Fund        Jones        Standard     Consumer   1000(R)      Lipper      Treasury
  TOTAL RETURN       Class A     Class B     Class C    Industrial     & Poor's      Price      Growth      Growth        Bill
     TABLE           Shares      Shares      Shares     Average(3)      500(4)      Index(5)   Index(6)     Fund(9)     Index(8)
----------------     -------     -------     -------    ----------     --------     --------   --------     -------     --------
Life of Fund(+)        24.8        28.0        30.6        34.1          28.2          2.9      28.5         19.8          4.6


---------------


(+)  Since October 16, 1995 for Class A, B and C shares.


                            FOOTNOTES FOR ALL FUNDS



(1) The Initial Investment and adjusted amounts for Class A shares were adjusted for the maximum initial sales charge at the beginning of the period, which is 5.75%. The Initial Investment for Class B and Class C shares was not adjusted. Amounts were adjusted for Class B shares for the contingent deferred sales charge that may be imposed at the end of the period based upon the schedule for shares sold currently, see "Redemption or Repurchase of Shares" in the prospectus. No adjustments were made to Class C shares. Amounts were adjusted for Class C shares for the contingent deferred sales charge that may be imposed for periods less than one year.

(2) Includes short-term capital gain dividends, if any.

(3) The Dow Jones Industrial Average is an unmanaged weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Assumes reinvestment of dividends. SOURCE IS TOWERS DATA SYSTEMS.


(4) The Standard & Poor's 500 Stock Index is an unmanaged unweighted average of 500 stocks, over 95% of which are listed on the New York Stock Exchange. Assumes reinvestment of dividends. SOURCE IS TOWERS DATA SYSTEMS.


(5) The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups for all urban consumers. SOURCE IS TOWERS DATA SYSTEMS.

(6) The Russell 1000(R) Growth Index is an unmanaged index comprised of common stocks of larger U.S. companies with greater than average growth orientation and represents the universe of stocks from which "earnings/growth" money managers typically select. Assumes reinvestment of dividends. Source is Lipper Analytical Services, Inc.

(7) The Lipper Growth and Income Fund Index is a net asset value weighted index of the performance of certain mutual funds tracked by Lipper Analytical Services, Inc. The largest mutual funds within the Lipper "growth and income investment" objective category are included in the index. Performance is based on changes in net asset value with all dividends reinvested and with no adjustment for sales charges. SOURCE IS TOWERS DATA SYSTEMS.

(8) The U.S. Treasury Bill Index is an unmanaged index based on the average monthly yield of Treasury Bills maturing in 6 months. Source is Towers Data Systems.

(9) The Lipper Growth Fund Index is a net asset value weighted index of the performance of certain mutual funds tracked by Lipper Analytical Services, Inc. The largest mutual funds within the Lipper "growth investment" objective category are included in the index. Performance is based on changes in net asset value with all dividends reinvested and with no adjustment for sales changes. SOURCE IS TOWERS DATA SYSTEMS.

(10) The Wilshire Mid Cap Growth Index is a market capitalization-weighted index including domestic equity securities chosen from the Wilshire Mid-Cap 750 which exhibit growth characteristics. Assumes reinvestment of dividends. Source is Wilshire Associates Incorporated.

(11) The Lipper Balanced Fund Index is a net asset value weighted index of the performance of certain mutual funds tracked by Lipper Analytical Services, Inc., New York, New York. The largest mutual funds within the Lipper "balanced investment" objective category are included in the index. Performance is based on changes in net asset value with all dividends reinvested and with no adjustment for sales charges. SOURCE IS TOWERS DATA SYSTEMS.

(12) The Lehman Brothers Government/Corporate Bond Index is on a total return basis and is comprised of all publicly issued, non-convertible, domestic debt of the U.S. Government or any agency thereof, quasi-federal corporation, or corporate debt guaranteed by the U.S. Government and all publicly issued, fixed-rate, non-convertible, domestic debt of the three major corporate classifications: industrial, utility, and financial. Only notes and bonds with a minimum outstanding principal amount of $1,000,000 and a minimum of one year to maturity are included. Bonds included must have a rating of at least Baa by Moody's Investors Service, Inc., BBB by Standard & Poor's Corporation or in the case of bank bonds not rated by either Moody's or S&P, BBB by Fitch Investors Service. This index is unmanaged. Source is Towers Data Systems.

Investors may want to compare the performance of a Fund to certificates of deposit issued by banks and other depository institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of deposits prior to maturity will normally be subject to a penalty. Rates offered by banks and other depository institutions are subject to change at any time specified by the issuing institution. Information regarding bank products may be based upon, among other things, the BANK RATE MONITOR National IndexTM for certificates of deposit, which is an unmanaged index and is based on stated rates and the annual effective yields of certificates of deposit in the ten largest banking markets in the United States, or the CDA Investment Technologies, Inc. Certificate of Deposit Index, which is an unmanaged index based on the average monthly yields of certificates of deposit.

Investors also may want to compare the performance of a Fund to that of U.S. Treasury bills, notes or bonds. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Information regarding the performance of Treasury obligations may be based upon, among other things, the Towers Data Systems U.S. Treasury Bill index, which is an unmanaged index based on the average monthly yield of treasury bills maturing in six months. Due to their short maturities, Treasury bills generally experience very low market value volatility.

Investors may want to compare the performance of a Fund, such as the Total Return Fund, to the performance of a hypothetical portfolio weighted 60% in the Standard & Poor's 500 Stock Index (an unmanaged index generally representative of the U.S. stock market) and 40% in the Lehman Brothers Government/Corporate Bond Index (an unmanaged index generally representative of intermediate and long-term government and investment grade corporate debt securities). See the footnotes above for a more complete description of these indexes. The Total Return Fund may invest in both equity and fixed income securities. The percentage of assets invested in each type of security will vary from time to time in the discretion of the Fund's investment manager and will not necessarily approximate the 60%/40% weighting of this hypothetical index.

Investors may want to compare the performance of a Fund to that of money market funds. Money market funds seek to maintain a stable net asset value and yield fluctuates. Information regarding the performance of money market funds may be based upon, among other things, IBC/Donoghue's Money Fund Averages(R) (All Taxable). As reported by IBC/Donoghue's, all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results are effective annual yields assuming reinvestment of dividends.

The following tables illustrate an assumed $10,000 investment in Class A shares of each Fund (except the Aggressive Growth and Quantitative Funds), which includes the current maximum sales charge of 5.75%, with income and capital gain dividends reinvested in additional shares. Each table covers the period from commencement of operations of the Fund to November 30, 1996.


                           BLUE CHIP FUND (11/23/87)


                          DIVIDENDS                       CUMULATIVE VALUE OF SHARES ACQUIRED
                   ANNUAL           ANNUAL                                      REINVESTED
    YEAR           INCOME        CAPITAL GAIN                    REINVESTED      CAPITAL
   ENDED          DIVIDENDS       DIVIDENDS        INITIAL         INCOME          GAIN         TOTAL
   12/31         REINVESTED*      REINVESTED      INVESTMENT     DIVIDENDS*     DIVIDENDS       VALUE
------------------------------------------------------------------------------------------------------
    1987           $     0           $  0          $  9,519        $    0         $    0       $ 9,519
    1988               339              0             8,545           342              0         8,887
    1989               220              0            10,650           659              0        11,309
    1990               134              0            10,776           806              0        11,582
    1991               531            712            14,284         1,657            786        16,727
    1992               185              0            13,949         1,810            768        16,527
    1993               897            374            13,392         2,647          1,118        17,157
    1994               269             27            12,472         2,733          1,068        16,273
    1995             1,201            714            14,932         4,497          2,006        21,435
  11/30/96             105              0            19,214         5,908          2,581        27,703


--------------------------------------------------------------------------------

                              GROWTH FUND (4/4/66)


                          DIVIDENDS                        CUMULATIVE VALUE OF SHARES ACQUIRED
                   ANNUAL           ANNUAL                                      REINVESTED
    YEAR           INCOME        CAPITAL GAIN                    REINVESTED      CAPITAL
   ENDED          DIVIDENDS       DIVIDENDS        INITIAL         INCOME          GAIN         TOTAL
   12/31         REINVESTED*      REINVESTED      INVESTMENT     DIVIDENDS*     DIVIDENDS       VALUE
-------------------------------------------------------------------------------------------------------
    1966           $     0          $    0         $  8,920       $      0       $      0      $  8,916
    1967                75             954           13,165             77            984        14,220
    1968               121           1,278           15,103            211          2,371        17,684
    1969               242             836           12,897            410          2,862        16,168
    1970               306               0           12,137            726          2,692        15,548
    1971               313             652           13,794          1,143          3,757        18,692
    1972               280             765           13,907          1,419          4,544        19,876
    1973               322               0           11,089          1,471          3,622        16,174
    1974               384               0            7,779          1,383          2,541        11,698
    1975               368               0           10,809          2,295          3,530        16,626
    1976               376               0           13,689          3,303          4,471        21,452
    1977               383               0           13,757          3,715          4,495        21,963
    1978               661             572           15,439          4,827          5,613        25,879
    1979               852           3,998           18,775          6,772         10,900        36,439
    1980             1,097           5,842           23,439          9,656         19,407        52,502
    1981             1,053           2,201           19,253          8,955         18,257        46,465
    1982             1,364           1,691           23,346         12,515         24,081        59,942
    1983             4,257           5,471           25,476         17,849         31,659        74,984
    1984             1,772           6,113           20,973         16,409         32,242        69,624
    1985             2,313           8,923           22,822         20,376         45,166        88,364
    1986             3,785          22,963           18,803         20,481         60,930       100,214
    1987            12,643          22,692           13,065         26,916         65,975       105,956
    1988             3,977               0           13,963         32,949         70,505       117,417
    1989             2,844               0           17,907         45,201         90,420       153,528
    1990             2,898           6,132           17,495         47,095         94,866       159,456
    1991             7,496           5,963           27,552         82,490        156,017       266,059
    1992               542             542           27,009         81,412        153,492       261,913
    1993             1,631          16,494           25,552         78,674        161,958       266,184
    1994                 0           3,505           23,701         72,977        153,770       250,448
    1995             8,987          24,887           27,981         95,333        206,954       330,268
  11/30/96               0               0           32,860        111,954        243,036       387,850


--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                 QUANTITATIVE EQUITY (2/15/96)
                      DIVIDENDS                CUMULATIVE VALUE OF SHARES ACQUIRED
                              ANNUAL
                 ANNUAL      CAPITAL                                REINVESTED
    YEAR         INCOME        GAIN                    REINVESTED    CAPITAL
   ENDED         DIVIDENDS   DIVIDENDS    INITIAL       INCOME        GAIN          TOTAL
   12/31         REINVESTED* REINVESTED   INVESTMENT   DIVIDENDS*   DIVIDENDS       VALUE
-------------------------------------------------------------------------------------------
  11/30/96       $     0     $      0     $ 11,032     $      0     $       0     $  11,032
===========================================================================================

                                      SMALL CAP FUND (2/20/69)
                      DIVIDENDS                CUMULATIVE VALUE OF SHARES ACQUIRED
                              ANNUAL
                 ANNUAL      CAPITAL                                REINVESTED
    YEAR         INCOME        GAIN                    REINVESTED    CAPITAL
   ENDED         DIVIDENDS   DIVIDENDS    INITIAL       INCOME        GAIN          TOTAL
   12/31         REINVESTED* REINVESTED   INVESTMENT   DIVIDENDS*   DIVIDENDS       VALUE
-------------------------------------------------------------------------------------------
    1969         $    94     $      0     $  9,179     $     95     $       0     $   9,274
    1970             172            0        8,924          275             0         9,199
    1971             117          243       10,868          463           267        11,598
    1972             121          634       10,925          583           890        12,398
    1973             193            0        7,745          615           631         8,991
    1974             197            0        4,953          585           403         5,941
    1975             192            0        7,585        1,096           618         9,299
    1976             162            0        9,915        1,605           808        12,328
    1977             223            0       10,981        2,007           895        13,883
    1978             358        1,527       11,548        2,469         2,471        16,488
    1979           1,455        1,845       14,009        4,521         4,932        23,462
    1980           1,770        1,232       18,670        7,745         7,771        34,186
    1981             829        1,607       16,916        7,931         8,811        33,658
    1982             657        1,201       20,472       10,389        12,108        42,969
    1983           1,386        3,307       23,170       13,087        16,875        53,132
    1984           1,082            0       20,934       12,916        15,247        49,097
    1985           1,217        1,482       25,386       17,035        20,161        62,582
    1986             581       11,279       24,104       16,782        30,928        71,814
    1987           5,059       17,848       15,990       16,510        39,485        71,985
    1988           1,062            0       16,982       18,656        41,931        77,569
    1989           2,370            0       20,896       25,344        51,599        97,839
    1990           1,325        6,405       18,019       23,288        51,425        92,732
    1991           4,370        7,283       27,925       40,971        87,829       156,725
    1992               0       12,972       25,613       37,580        93,726       156,919
    1993             578        9,825       28,161       41,914       113,195       183,270
    1994               0       10,437       25,566       38,053       113,583       177,202
    1995           7,520       26,809       28,303       50,068       154,057       232,428
  11/30/96             0            0       32,752       57,941       178,282       268,975
-------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                       TECHNOLOGY FUND (9/7/48)
                       DIVIDENDS                   CUMULATIVE VALUE OF SHARES ACQUIRED
                                ANNUAL
                  ANNUAL        CAPITAL                                 REINVESTED
    YEAR          INCOME         GAIN                     REINVESTED      CAPITAL
   ENDED         DIVIDENDS     DIVIDENDS     INITIAL       INCOME          GAIN            TOTAL
   12/31         REINVESTED*   REINVESTED    INVESTMENT   DIVIDENDS*     DIVIDENDS         VALUE
---------------------------------------------------------------------------------------------------
    1948         $       0     $       0     $ 10,127     $       0     $         0     $    10,127
    1949               305           112       10,907           354             125          11,386
    1950               618           510       12,490         1,046             659          14,195
    1951               722           569       13,608         1,870           1,312          16,790
    1952               700           303       15,158         2,854           1,779          19,791
    1953               812           595       14,325         3,494           2,292          20,111
    1954               962         1,308       22,406         6,656           5,050          34,112
    1955             1,129         1,681       24,367         8,426           7,310          40,103
    1956             1,286         1,973       24,873         9,890           9,466          44,229
    1957             1,362         2,109       20,485         9,344           9,912          39,741
    1958             1,356         1,883       29,557        15,178          16,404          61,139
    1959             1,430         2,771       34,283        19,144          22,002          75,429
    1960             1,591         3,018       32,615        19,858          24,191          76,664
    1961             1,498         3,620       37,426        24,332          31,506          93,264
    1962             1,482         2,766       29,367        20,530          27,753          77,650
    1963             1,686         3,388       32,152        24,207          33,809          90,168
    1964             2,026         3,949       34,220        27,804          39,936         101,960
    1965             2,279         5,209       41,983        36,626          54,459         133,068
    1966             2,421         7,556       36,878        34,531          56,060         127,469
    1967             2,347        16,506       43,123        42,726          83,106         168,955
    1968             2,661        29,453       38,354        40,541         104,411         183,306
    1969             4,067        15,134       30,970        36,388          98,699         166,057
    1970             4,576         2,306       29,156        39,278          95,450         163,884
    1971             4,307         7,228       31,519        46,839         111,044         189,402
    1972             3,573         9,256       32,320        51,550         123,411         207,281
    1973             4,092             0       26,202        45,665         100,050         171,917
    1974             5,036             0       19,704        38,853          75,239         133,796
    1975             5,503             0       26,160        57,435          99,889         183,484
    1976             5,671             0       31,983        76,277         122,122         230,382
    1977             6,134         3,081       30,127        78,198         118,387         226,712
    1978             8,346         6,127       34,852        99,253         143,347         277,452
    1979             8,825        14,677       42,911       132,292         192,861         368,064
    1980            11,331        22,789       59,831       198,060         293,649         551,540
    1981            12,949        29,973       46,878       166,926         259,055         472,859
    1982            15,945        18,664       53,122       207,300         312,576         572,998
    1983            22,078        88,219       53,165       228,712         402,902         684,779
    1984            18,122        67,505       44,050       206,394         401,017         651,461
    1985            11,304        43,186       51,561       253,748         516,719         822,028
    1986            11,483       185,857       46,920       240,583         653,079         940,582
    1987            28,099       200,645       38,481       222,331         744,271       1,005,083
    1988            25,656        56,631       36,414       236,256         763,523       1,036,193
    1989            35,011        36,281       42,828       314,484         935,927       1,293,237
    1990            25,588        29,491       41,138       327,604         930,196       1,298,939
    1991            18,709       328,427       47,131       395,051       1,432,891       1,875,073
    1992                 0       216,548       41,055       344,122       1,467,648       1,852,825
    1993                 0       127,584       42,953       360,038       1,666,453       2,069,449
    1994                 0       304,928       41,308       346,245       1,916,846       2,304,399
    1995           164,768       336,598       49,199       591,597       2,649,098       3,289,894
  11/30/96               0             0       59,852       719,711       3,222,775       4,002,338
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                        TOTAL RETURN FUND (3/2/64)
                       DIVIDENDS                  CUMULATIVE VALUE OF SHARES ACQUIRED
                               ANNUAL
                  ANNUAL      CAPITAL                                 REINVESTED
    YEAR          INCOME        GAIN                    REINVESTED     CAPITAL
   ENDED         DIVIDENDS    DIVIDENDS    INITIAL       INCOME         GAIN          TOTAL
   12/31         REINVESTED*  REINVESTED   INVESTMENT   DIVIDENDS*    DIVIDENDS       VALUE
---------------------------------------------------------------------------------------------------
    1964         $    286     $     36     $  9,775     $     280     $      35     $  10,090
    1965              485           75       10,249           788           113        11,150
    1966              498          133        9,337         1,195           238        10,770
    1967              528          533       10,367         1,854           821        13,042
    1968              576          934       11,552         2,685         1,869        16,106
    1969              705          186        9,608         2,880         1,734        14,222
    1970              787           91        9,977         3,851         1,899        15,727
    1971              798          308       10,806         4,991         2,382        18,179
    1972              913          475       11,102         6,040         2,937        20,079
    1973            1,095            0        9,502         6,202         2,514        18,218
    1974            1,164            0        7,370         5,841         1,950        15,161
    1975            1,251            0        9,324         8,721         2,467        20,512
    1976            1,412            0       11,920        12,712         3,153        27,785
    1977            1,580          689       11,517        13,873         3,777        29,167
    1978            1,997        2,026       11,173        15,386         5,733        32,292
    1979            2,493        3,239       12,547        19,958         9,982        42,487
    1980            3,872        2,955       15,545        29,058        15,524        60,127
    1981            2,893        2,272       14,278        29,458        16,532        60,268
    1982            4,254        2,803       15,771        37,194        21,076        74,041
    1983            8,825        3,719       16,256        47,149        25,542        88,947
    1984            4,093        1,005       15,142        48,081        24,798        87,961
    1985            5,472        2,977       17,891        62,603        32,510       113,004
    1986            6,471       12,816       18,069        69,383        45,459       132,911
    1987            5,213        3,478       16,564        67,975        45,219       129,758
    1988            7,763            0       16,991        77,756        46,384       141,131
    1989            7,619            0       19,432        96,645        53,047       169,124
    1990           10,289            0       19,029       105,091        51,947       176,067
    1991            8,001        6,055       24,999       146,974        74,795       246,768
    1992            6,616        9,754       23,957       147,512        81,449       252,918
    1993           10,120       22,863       23,578       155,228       103,420       282,226
    1994            6,437            0       20,901       143,755        91,675       256,331
    1995           12,811       11,545       24,265       179,922       118,210       322,467
  11/30/96          6,338            0       28,128       215,720       137,027       380,875
---------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------
                                        VALUE+GROWTH FUND (10/16/95)
                          DIVIDENDS                      CUMULATIVE VALUE OF SHARES ACQUIRED
                   ANNUAL           ANNUAL                                      REINVESTED
    YEAR           INCOME        CAPITAL GAIN                    REINVESTED      CAPITAL
   ENDED          DIVIDENDS       DIVIDENDS        INITIAL         INCOME          GAIN         TOTAL
   12/31         REINVESTED*      REINVESTED      INVESTMENT     DIVIDENDS*     DIVIDENDS       VALUE
------------------------------------------------------------------------------------------------------------
    1995             $ 0              $0           $ 10,030          $0             $0         $10,030
  11/30/96             0               0             12,847           0              0          12,847
------------------------------------------------------------------------------------------------------------



* Includes short-term capital gain dividends.

The following tables compare the performance of the Class A shares of the Funds over various periods with that of other mutual funds within the categories described below according to data reported by Lipper Analytical Services, Inc. ("Lipper"), New York, New York, which is a mutual fund reporting service. Lipper performance figures are based on changes in net asset value, with all income and capital gain dividends reinvested. Such calculations do not include the effect of any sales charges. Future performance cannot be guaranteed. Lipper publishes performance analyses on a regular basis. Each category includes funds with a variety of objectives, policies and market and credit risks that should be considered in reviewing these rankings.

BLUE CHIP FUND


                                                                                Lipper Mutual Fund
                                                                                   Performance
                                                                                     Analysis
                                                                                ------------------
                                                                                 Growth & Income
                                                                                      Funds
                                                                                ------------------
Five Year (Period ended 11/30/96).............................................          183 of 210
One Year (Period ended 11/30/96)..............................................           40 of 515


The Lipper Growth & Income Funds category includes funds which combine a growth of earnings orientation and an income requirement for level and/or rising dividends.

GROWTH FUND


                                                                                Lipper Mutual Fund
                                                                                   Performance
                                                                                     Analysis
                                                                                ------------------
                                                                                   Growth Funds
                                                                                ------------------
Ten Years (Period ended 11/30/96).............................................           65 of 163
Five Years (Period ended 11/30/96)............................................          237 of 253
One Year (Period ended 11/30/96)..............................................          474 of 653


The Lipper Growth Funds category includes funds which normally invest in companies whose long-term earnings are expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.

SMALL CAP FUND


                                                                                Lipper Mutual Fund
                                                                                   Performance
                                                                                     Analysis
                                                                                ------------------
                                                                                Small Cap Company
                                                                                   Growth Funds
                                                                                ------------------
Ten Years (Period ended 11/30/96).............................................           20 of  46
Five Years (Period ended 11/30/96)............................................           71 of 101
One Year (Period ended 11/30/96)..............................................          234 of 371



The Lipper Small Company Growth Fund category includes funds which by prospectus or portfolio practice limit their investments to companies on the basis of the size of the company.


TECHNOLOGY FUND


                                                                                Lipper Mutual Fund
                                                                                   Performance
                                                                                     Analysis
                                                                                ------------------
                                                                                    Science &
                                                                                 Technology Funds
                                                                                ------------------
Ten Years (Period ended 11/30/96).............................................            10 of 12
Five Years (Period ended 11/30/96)............................................            11 of 14
One Year (Period ended 11/30/96)..............................................            17 of 38

The Lipper Science & Technology Funds category includes funds which invest 65% of their equity portfolio in science and technology stocks.

TOTAL RETURN FUND


                                                                                Lipper Mutual Fund
                                                                                   Performance
                                                                                     Analysis
                                                                                ------------------
                                                                                  Balanced Funds
                                                                                ------------------
Ten Years (Period ended 11/30/96).............................................           20 of  33
Five Years (Period ended 11/30/96)............................................           55 of  73
One Year (Period ended 11/30/96)..............................................           67 of 269


The Lipper Balanced Fund category includes funds whose primary objectives are to conserve principal by maintaining at all times a balanced portfolio of both stock and bonds. Typically, the stock/bond ratio ranges around 60% to 40%.


VALUE + GROWTH FUND



                                                                                Lipper Mutual Fund
                                                                                   Performance
                                                                                     Analysis
                                                                                ------------------
                                                                                 Growth & Income
                                                                                ------------------
One Year (Period ended 11/30/96)..............................................           53 of 515



The Lipper Growth & Income Fund category includes funds which combine a growth of earnings orientation and an income requirement for level and/or rising dividends.


OFFICERS AND TRUSTEES

The officers and trustees of the Funds, their birthdates, their principal occupations and their affiliations, if any, with ZKI, the investment manager, DVA, the sub-adviser, and KDI, the principal underwriter, are as follows (The number following each person's title is the number of investment companies managed by ZKI and its affiliates for which he or she holds similar positions.):

ALL FUNDS:

DAVID W. BELIN (6/20/28), Trustee (25), 2000 Financial Center, 7th and Walnut, Des Moines, Iowa; Member, Belin Harris Lamson McCormick, P.C. (attorneys).

LEWIS A. BURNHAM (1/8/33), Trustee (25), 16410 Avila Boulevard, Tampa, Florida; Director, Management Consulting Services, McNulty & Company; formerly, Executive Vice President, Anchor Glass Container Corporation.

DONALD L. DUNAWAY (3/8/37), Trustee (25), 7515 Pelican Bay Boulevard, Naples, Florida; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee (25), 800 North Lindbergh Boulevard, St. Louis, Missouri; Senior Vice President and Chief Financial Officer, Monsanto Company (chemical products); prior thereto, Vice President, FMC Corporation (manufacturer of machinery and chemicals); prior thereto, Director, Executive Vice President and Chief Financial Officer, Staley Continental, Inc. (food products).

DONALD R. JONES (1/17/30), Trustee (25), 23 Flagship Lane, Hilton Head, South Carolina; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

DOMINIQUE P. MORAX (10/02/48), Trustee* (38), 222 South Riverside Plaza, Chicago, Illinois; Member, Extended Corporate Executive Board, Zurich Insurance Company, Director, ZKI.

SHIRLEY D. PETERSON (9/3/41), Trustee (25), 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; prior thereto, partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Justice.

WILLIAM P. SOMMERS (7/22/33), Trustee (25), 333 Ravenswood Avenue, Menlo Park, California; President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider), prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton, Inc. (management consulting firm) (retired); Director, Rohr, Inc., Therapeutic Discovery Corp. and Litton Industries.

STEPHEN B. TIMBERS (8/8/44), President and Trustee* (38), 222 South Riverside Plaza, Chicago, Illinois; President, Chief Executive Officer, Chief Investment Officer and Director, ZKI; Director, KDI, DVA and LTV Corporation.

JOHN E. NEAL (3/9/50), Vice President* (38), 222 South Riverside Plaza, Chicago, Illinois; President, Kemper Funds Group, a unit of ZKI; Director, ZKI, DVA and KDI.

CHARLES R. MANZONI, JR. (1/23/47), Vice President* (38), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, Secretary and General Counsel of ZKI; Secretary, ZKI Holding Corp.; Secretary, ZKI Agency, Inc.; formerly, Partner, Gardner, Carton & Douglas (attorneys).

STEVEN H. REYNOLDS (9/11/43), Vice President* (12), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President and Chief Investment
Officer -- Equities, ZKI.

JEROME L. DUFFY (6/29/36), Treasurer* (38), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary* (38), 222 South Riverside Plaza, Chicago, Illinois; Attorney, Senior Vice President and Assistant Secretary, ZKI.

ELIZABETH C. WERTH (10/1/47), Assistant Secretary* (30), 222 South Riverside Plaza, Chicago, Illinois; Vice President, ZKI; Vice President and Director of State Registrations, KDI.

AGGRESSIVE GROWTH FUND:

PATRICK S. ADAMS (10/3/60), Vice President* (2), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI; formerly, portfolio manager with an unaffiliated investment management firm.

BLUE CHIP FUND:

TRACY McCORMICK CHESTER (9/27/54), Vice President* (3), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI; formerly, Portfolio Manager for Fiduciary Management; prior thereto, independent consultant managing private accounts.

GROWTH FUND:

PATRICK S. ADAMS (10/3/60), Vice President* (2), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI; formerly, portfolio manager with an unaffiliated investment management firm.

QUANTITATIVE FUND:

DANIEL J. BUKOWSKI (5/6/63), Vice President* (2), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President and Director of Quantitative Research, ZKI.

TECHNOLOGY FUND:

FRANK D. KORTH (7/11/45), Vice President* (1), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.; formerly, President, Value Line Fund.

TOTAL RETURN FUND:

GARY A. LANGBAUM (12/16/48), Vice President* (2), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, ZKI.

VALUE+GROWTH FUND:

DANIEL J. BUKOWSKI (5/6/63), Vice President* (2), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President and Director of Quantitative Research, ZKI.

* Interested persons of the Fund as defined in the Investment Company Act of 1940.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Funds. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during each Fund's 1996 fiscal year except that the information in the last column is for calendar year 1995. The Aggressive Growth Fund has not yet adopted a trustee compensation schedule.


                                                                                                               TOTAL COMPENSATION
                                                      AGGREGATE COMPENSATION FROM FUND                           FROM FUND AND
                                          ---------------------------------------------------------               KEMPER FUND
                                           BLUE                            SMALL             TOTAL    VALUE+        COMPLEX
            NAME OF TRUSTEE                CHIP    GROWTH   QUANTITATIVE    CAP      TECH    RETURN   GROWTH   PAID TO TRUSTEES**
----------------------------------------  ------   ------   ------------   ------   ------   ------   ------   ------------------
David W. Belin*.........................  $2,700   $8,300       $100       $5,400   $6,100   $9,100    $300         $149,700
Lewis A. Burnham........................  $2,100   $5,400       $100       $3,600   $3,700   $5,600    $300         $111,000
Donald L. Dunaway*......................  $2,900   $8,500       $100       $5,400   $5,800   $8,900    $300         $151,000
Robert B. Hoffman.......................  $2,200   $5,700       $100       $3,800   $3,800   $5,800    $300         $105,500
Donald R. Jones.........................  $2,200   $5,700       $100       $3,800   $3,800   $5,800    $300         $110,700
Shirley D. Peterson***..................  $2,100   $5,400       $100       $3,600   $3,700   $5,700    $300         $ 44,500
William P. Sommers......................  $2,100   $5,300       $100       $3,500   $3,600   $5,500    $300         $100,700


---------------

  * Includes deferred fees and interest thereon pursuant to deferred compensation agreements with Kemper funds. Deferred amounts accrue interest monthly at a rate equal to the yield of Kemper Money Funds -- Kemper Money Market Fund. Total deferred amounts and interest accrued through each Fund's fiscal year are $12,200, $56,500, $100, $36,000, $50,300, $67,300, and $300
    for Mr. Belin and $13,500, $48,200, $100, $28,700, $39,100, $57,800 and $300
    for Mr. Dunaway for the Blue Chip, Growth, Quantitative, Small Cap, Technology, Total Return and Value+Growth Funds, respectively.


 ** Includes compensation for service on the boards of 22 Kemper funds with 40 fund portfolios. Each trustee currently serves as a trustee of twenty-three Kemper funds with 40 fund portfolios.

*** Appointed a trustee of certain Kemper funds on June 15, 1995.

As of December 2, 1996, with the exception of Stephen B. Timbers who beneficially owned 13.73% and 3.16% of the Class A shares of the Quantitative Fund and Value+Growth Fund, respectively, the officers and trustees of the Funds, as a group, owned less than 1% of the then outstanding shares of each Fund and no person owned of record 5% or more of the outstanding shares of any class of any Fund, except the persons indicated in the chart below and ZKI owned all the shares of the Aggressive Growth Fund.



                     NAME AND ADDRESS                        % OWNED            FUND            CLASS
-----------------------------------------------------------  -------       --------------       -----
   * Zurich Kemper Investments, Inc.                          45.31        Quantitative           A
     Accounting Department
     222 South Riverside Plaza
     Chicago, IL 60606
  ** IFTC                                                      6.23        Quantitative           A
     IRA A/C James F. McNamara
     9328 Mountain Lake
     Fort Worth, TX 76179
   * Zurich Kemper Investments, Inc.                          71.48        Quantitative           B
     Accounting Department
     222 South Riverside Plaza
     Chicago, IL 60606
  ** Merrill Lynch Pierce                                      5.75        Technology             C
     Fenner & Smith, Inc.
     4800 Deer Lake Drive
     Jacksonville, FL 32246
  ** Kenneth Mach                                              5.99        Total Return           C
     Tatham Euro RSCG Employee
     P/S Plan
     980 North Michigan Avenue
     Chicago, IL 60611
   * Alex Brown & Sons Incorporated                            6.82        Total Return           C
     P.O. Box 1346
     Baltimore, MD 21203
   * Zurich Kemper Investments, Inc.                          58.82        Quantitative           C
     Accounting Department
     222 South Riverside Plaza
     Chicago, IL 60606
  ** Zurich Kemper Investments, Inc.                          20.39        Quantitative           I
     Group Plans
     811 Main
     Kansas City, MO 64105
   * James C. and Susan J. Reid                                6.72        Quantitative           C
     10960 South Tropical Trail
     Merritt Island, FL 32952

                     NAME AND ADDRESS                        % OWNED            FUND            CLASS
-----------------------------------------------------------  -------       --------------       -----
  ** NFSC FBO                                                  9.45        Blue Chip              C
     James C. and Ruth K. Lovig
     31 McKinley Avenue
     Geneva, IL 60134
  ** NFSC IRA R/O                                             12.70        Value+Growth           C
     Loren S. Basler
     301 SE Morningside
     Bartlesville, OK 74006
   * Beate Becker                                              7.05        Value+Growth           C
     100 Forest Avenue
     New Rochelle, NY 10804
  ** IFTC                                                      8.88        Value+Growth           C
     IRA A/C Edgar Webb
     P.O. Box 1652
     Glen Burnie, MD 21060
   * James C. and Susan J. Reid                                5.75        Value+Growth           C
     10960 South Tropical Trail
     Merritt Island, FL 32952
  ** Alex Brown & Sons Incorporated                           11.33        Value+Growth           C
     P.O. Box 1346
     Baltimore, MD 21203
   * Zurich Kemper Investments, Inc.                          10.26        Small Cap              I
     Retirement Plan                                          79.21        Quantitative           I
     811 Main
     Kansas City, MO 64105
  ** Invest Financial Corp.                                   20.23        Blue Chip              I
     FBO Anita McNeil
     2081 Backwater Trail
     Palm Harbor, FL 34685
  ** Invest Financial Corp.                                   24.77        Blue Chip              I
     FBO Thomas S. Samalis
     14922 Greeley Drive
     Tampa, FL 33625
  ** Invest Financial Corp.                                    6.96        Blue Chip              I
     FBO Lisa M. Sacco
     3272 San Bernadino Street
     Clearwater, FL 34619
  ** Invest Financial Corp.                                   13.76        Blue Chip              I
     FBO Thomas E. Gunderson
     4150 149th Avenue NW
     Bismarck, ND 58501


---------------

 * Record and beneficial owner.


** Record owner only.

SHAREHOLDER RIGHTS

The Funds generally are not required to hold meetings of their shareholders. Under the Agreement and Declaration of Trust of each Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of the Fund or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) each Fund will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, each Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

Each Fund's Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a Fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of a Fund and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

Each Fund's Declaration of Trust specifically authorizes the Board of Trustees to terminate the Fund or any Portfolio or class by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of a Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Fund's trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of a Fund and each Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by ZKI remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and such Fund itself is unable to meet its obligations.

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholder
Kemper Aggressive Growth Fund

We have audited the accompanying statement of net assets of Kemper Aggressive Growth Fund as of November 29, 1996. This statement of net assets is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of net assets based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of net assets. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of net assets presentation. We believe that our audit of the statement of net assets provides a reasonable basis for our opinion.

In our opinion, the statement of net assets referred to above presents fairly, in all material respects, the financial position of Kemper Aggressive Growth Fund at November 29, 1996 in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

Chicago, Illinois
November 29, 1996

KEMPER AGGRESSIVE GROWTH FUND
STATEMENT OF NET ASSETS--NOVEMBER 29, 1996

                                        ASSETS
Cash..................................................................................   $100,000
                                                                                         =========
                                      NET ASSETS
Net assets, applicable to shares of beneficial interest (unlimited number of shares authorized, no par value) outstanding as follows:
  Class A--3,508.773
  Class B--3,508.772
  Class C--3,508.772..................................................................   $100,000
                                                                                         =========
                                THE PRICING OF SHARES
Net asset value and redemption price per share
  Class A ($33,333.34 / 3,508.773 shares outstanding).................................   $   9.50
  Class B* ($33,333.33 / 3,508.772 shares outstanding)................................   $   9.50
  Class C* ($33,333.33 / 3,508.772 shares outstanding)................................   $   9.50
Maximum offering price per share
  Class A (net asset value, plus 6.10% of net asset value or 5.75% of offering
     price)...........................................................................   $  10.08
  Class B (net asset value)...........................................................   $   9.50
  Class C (net asset value)...........................................................   $   9.50

---------------
* Subject to contingent deferred sales charge.

NOTES:

Kemper Aggressive Growth Fund (the "Trust"), was organized as a business trust under the laws of The Commonwealth of Massachusetts on October 3, 1996. All Class A, Class B and Class C shares of beneficial interest of the Trust were issued to Zurich Kemper Investments, Inc. ("ZKI"), the investment manager for the Trust, on November 29, 1996. The Trust may establish multiple series; currently one series has been established.

The costs of organization of the Trust will be paid by ZKI.

APPENDIX--RATINGS OF FIXED INCOME INVESTMENTS

                   STANDARD & POOR'S CORPORATION BOND RATINGS

AAA. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                  MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

KEMPER TOTAL RETURN FUND

Portfolio of Investments at October 31, 1996
(Dollars in thousands)

 GOVERNMENT OBLIGATIONS                                                      PRINCIPAL AMOUNT         VALUE
U.S. TREASURY NOTES              8.75%, 2000                                         $  4,300    $    4,693
                                 7.75%, 2000                                           14,000        14,733
                                 7.75%, 2001                                           77,500        82,416
                                 6.25%, 2003                                           12,500        12,549
                                 7.25%, 2004                                          180,000       190,528
                                 6.50%, 2005                                           20,800        21,041
                                 -----------------------------------------------------------------------------
                                                                                                    325,960
----------------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS              10.75%, 2005                                          36,250        46,847
                                 12.00%, 2013                                           8,200        11,811
                                 12.50%, 2014                                          63,000        94,785
                                 -----------------------------------------------------------------------------
                                                                                                    153,443
----------------------------------------------------------------------------------------------------------------
PROVINCE OF QUEBEC, CANADA       8.625%, 2005                                           9,500        10,508
                                 -----------------------------------------------------------------------------
                                 TOTAL GOVERNMENT OBLIGATIONS--16.2%
                                 (Cost: $483,609)                                                   489,911
                                 -----------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

 COMMON STOCKS                   NUMBER OF SHARES                                                     VALUE
BASIC INDUSTRIES--2.9%           (a)AES Corporation, warrants expiring 2000            22,685           476
                                 Air Products & Chemicals                             308,700        18,522
                                 Betz Laboratories                                    175,000         9,187
                                 Cementos Mexicanos, S.A. de C.V., "B," ADR           192,700           693
                                 Crown Cork & Seal Co.                                108,500         5,208
                                 W.R. Grace & Co.                                     213,800        11,331
                                 Monsanto Co.                                         288,500        11,432
                                 Pall Corp.                                           350,000         8,969
                                 Praxair, Inc.                                        480,400        21,258
                                 Rentokil Group PLC                                    93,000           625
                                 Sumitomo Metal Industries                            227,000           625
                                 Toray Industries                                     105,000           634
                                 -----------------------------------------------------------------------------
                                                                                                     88,960
----------------------------------------------------------------------------------------------------------------
CAPITAL GOODS--8.3%              Boeing Co.                                           252,000        24,034
                                 Emerson Electric Co.                                 282,600        25,151
                                 Fluor Corp.                                          315,000        20,632
                                 GM Hughes Electronics Corp.                          335,000        17,881
                                 General Electric Co.                                 635,000        61,436
                                 B. F. Goodrich Co.                                   725,000        30,722
                                 Illinois Tool Works                                  277,700        19,508
                                 Mitsubishi Heavy Industries                           82,000           631
                                 Sundstrand Corp.                                     675,000        27,169
                                 Technip S.A.                                           7,803           683
                                 Westinghouse Electric Corp.                          475,000         8,134
                                 Xerox Corporation                                    295,900        13,722
                                 -----------------------------------------------------------------------------
                                                                                                    249,703

                                                   PORTFOLIO OF INVESTMENTS

(Dollars in thousands)
                                                                             NUMBER OF SHARES         VALUE
CONSUMER CYCLICALS--9.1%         Burton Group PLC                                     316,483    $      769
                                 Carnival Corp.                                       900,000        27,112
                                 (a)Circus Circus Enterprises                         417,400        14,400
                                 (a)Consolidated Stores Corporation                   600,800        23,206
                                 Walt Disney Company                                  500,000        32,937
                                 (a)Federated Department Stores                       520,000        17,160
                                 Hilton Hotels                                        608,000        18,468
                                 (a)Liberty Media Group, "A"                          840,000        21,630
                                 (a)Lone Star Steakhouse & Saloon                     640,000        16,400
                                 Lowes Companies                                      420,000        16,958
                                 Marriott International                               284,900        16,204
                                 Melville Corp.                                       332,300        12,378
                                 (a)Mirage Resorts, Inc.                              960,000        21,120
                                 (a)OfficeMax Inc.                                    756,900        10,218
                                 Reed International PLC                                40,357           751
                                 (a)Thrifty Payless Holdings                           32,775           701
                                 Viacom International, "B"                            405,000        13,213
                                 Wendy's International                                535,000        11,034
                                 -----------------------------------------------------------------------------
                                                                                                    274,659
----------------------------------------------------------------------------------------------------------------
CONSUMER DURABLES--2.4%          Brunswick Corp.                                      675,000        15,862
                                 Honda Motor Co., Ltd.                                 29,000           694
                                 Leggett & Platt Incorporated                         860,200        25,698
                                 Magna International Inc., "A"                        608,900        30,521
                                 -----------------------------------------------------------------------------
                                                                                                     72,775
----------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.7%           Dole Food Co.                                        395,000        15,405
                                 Duracell International Inc.                          150,000        10,012
                                 Gillette Co.                                         210,000        15,697
                                 Manpower, Inc.                                       320,000         9,080
                                 Philip Morris Companies                              285,200        26,417
                                 Procter & Gamble Co.                                 355,900        35,234
                                 Swire Pacific Ltd., "A"                               88,000           777
                                 -----------------------------------------------------------------------------
                                                                                                    112,622
----------------------------------------------------------------------------------------------------------------
ENERGY--3.0%                     Amerada Hess Corp.                                   335,000        18,551
                                 Enron Corp.                                          503,400        23,408
                                 Mobil Corp.                                          137,000        15,995
                                 Union Pacific Resources Group                        127,041         3,494
                                 Union Texas Petroleum Holdings                       932,500        19,932
                                 Unocal Corp.                                         250,000         9,156
                                 -----------------------------------------------------------------------------
                                                                                                     90,536

                                                   PORTFOLIO OF INVESTMENTS

(Dollars in thousands)
                                                                             NUMBER OF SHARES         VALUE
FINANCE--11.7%                   Allstate Corp.                                       640,000    $   35,920
                                 American International Group, Inc.                   145,000        15,751
                                 Bank of Boston                                       273,800        17,523
                                 Bank of Ireland                                      110,758           915
                                 CITIC Pacific Ltd.                                   187,000           909
                                 Chase Manhattan Corp.                                180,000        15,435
                                 Cheung Kong Holdings Ltd.                            101,000           810
                                 (a)College Construction Loan Insurance
                                   Association, "A," convertible preferred            534,189         6,336
                                 Corestates Financial Corp.                           200,000         9,725
                                 Dean Witter Discover                                 345,000        20,312
                                 Development Bank of Singapore                         59,000           708
                                 Federal National Mortgage Association              1,125,000        44,016
                                 First Chicago NBD Corp.                              370,000        18,870
                                 First USA                                            329,900        18,969
                                 Great Western Financial Corp.                        600,000        16,800
                                 ITT Hartford Group                                   390,000        24,570
                                 Internationale Nederlanden Groep                      26,280           820
                                 KeyCorp                                              227,600        10,612
                                 Krung Thai Bank Public Co. Ltd.                       36,100            98
                                 MBIA Inc.                                            200,900        17,805
                                 MGIC Investment Corp.                                236,800        16,250
                                 Merrill Lynch & Co.                                  106,200         7,461
                                 NationsBank                                           91,500         8,624
                                 PNC Bank Corp.                                       410,000        14,863
                                 Signet Banking Corp.                                 128,500         3,710
                                 Travelers Group                                      445,000        24,141
                                 -----------------------------------------------------------------------------
                                                                                                    351,953
----------------------------------------------------------------------------------------------------------------
HEALTH CARE--10.1%               Abbott Laboratories                                  525,000        26,578
                                 American Home Products                               440,000        26,950
                                 (a)Amgen, Inc.                                       165,000        10,117
                                 Astra AB                                              16,609           764
                                 C. R. Bard                                           260,000         7,345
                                 Baxter International                                 470,000        19,564
                                 (a)Fresenius Medical AG, ADS                         224,295         6,701
                                 (a)HealthCare COMPARE Corp.                          338,900        14,912
                                 Johnson & Johnson                                    845,200        41,626
                                 Eli Lilly & Co.                                      430,000        30,315
                                 Merck & Co., Inc.                                    370,000        27,426
                                 Omnicare, Inc.                                       340,500         9,279
                                 Perkin-Elmer Corp.                                   440,000        23,595
                                 Pharmacia & Upjohn                                   250,000         9,000
                                 Roche Holding AG                                         180           686
                                 (a)St. Jude Medical                                  325,000        12,838
                                 Sandoz, Ltd.                                         288,800        16,642
                                 (a)Steris Corp.                                      450,000        16,988
                                 (a)Ventritex Inc.                                    216,000         4,928
                                 -----------------------------------------------------------------------------
                                                                                                    306,254

                                                   PORTFOLIO OF INVESTMENTS

(Dollars in thousands)
                                                                             NUMBER OF SHARES         VALUE
TECHNOLOGY--6.5%                 (a)Cadence Design Systems                            280,600    $   10,242
                                 (a)Cimlinc Incorporated, "D," convertible
                                   preferred                                           37,716           141
                                 (a)Cisco Systems                                     390,400        24,157
                                 (a)Computer Sciences Corporation                     205,000        15,221
                                 Electronic Data Systems                              194,000         8,730
                                 L.M. Ericsson Telephone Co., "B"                      36,205           982
                                 Harris Corp.                                         195,000        12,212
                                 Intel Corp.                                          200,000        21,975
                                 International Business Machines                      135,000        17,415
                                 Matsushita Electric Industrial Co., Ltd.              44,000           704
                                 Murata Manufacturing                                  21,000           676
                                 (a)Parametric Technology Corp.                       196,800         9,619
                                 (a)Sterling Commerce                                 320,000         9,000
                                 (a)Sun Microsystems                                  260,000        15,860
                                 (a)3Com Corporation                                  276,100        18,671
                                 United Technologies                                  234,100        30,140
                                 -----------------------------------------------------------------------------
                                                                                                    195,745
----------------------------------------------------------------------------------------------------------------
TRANSPORTATION--2.2%             Burlington Northern                                  175,000        14,416
                                 Canadian National Railway Company                     39,452         1,085
                                 Nippon Express                                        21,000           171
                                 Ryder System Inc.                                  1,076,100        32,014
                                 Southwest Airlines Co.                               262,100         5,897
                                 Union Pacific Corp.                                  225,000        12,628
                                 -----------------------------------------------------------------------------
                                                                                                     66,211
----------------------------------------------------------------------------------------------------------------
UTILITIES--2.7%                  (a)Airtouch Communications                           500,000        13,062
                                 Ameritech Corp.                                      150,000         8,212
                                 Cincinnati Bell                                      245,000        12,097
                                 Iberdrola, S.A.                                       78,000           829
                                 SBC Communications Inc.                              350,000        17,019
                                 Telefonica del Peru S.A., ADS                         37,500           773
                                 (a)WorldCom                                        1,215,600        29,630
                                 -----------------------------------------------------------------------------
                                                                                                     81,622
                                 -----------------------------------------------------------------------------
                                 TOTAL COMMON STOCKS--62.6%
                                 (Cost: $1,563,480)                                               1,891,040
                                 -----------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 CORPORATE OBLIGATIONS           PRINCIPAL AMOUNT                                                     VALUE
BASIC INDUSTRIES--1.7%           Boise Cascade Corp.
                                 9.85%, 2002                                       $    4,000         4,530
                                 9.45%, 2009                                            5,500         6,352
                                 Crown Paper, 11.00%, 2005                              5,200         4,888
                                 Euramax International, 11.25%, 2006                    3,750         3,825
                                 Owens-Illinois, Inc., 11.00%, 2003                    13,590        14,932
                                 Smurfit Capital Funding, 6.75%, 2005                   9,500         9,311
                                 Stone Container Corp., 11.875%, 2016                   3,500         3,658
                                 Stone Container Finance Corp., 11.50%, 2006            2,500         2,594
                                 -----------------------------------------------------------------------------
                                                                                                     50,090
----------------------------------------------------------------------------------------------------------------
CAPITAL GOODS--.2%               Nortek, Inc., 9.875%, 2004                             5,220         5,103

                                                   PORTFOLIO OF INVESTMENTS

(Dollars in thousands)
                                                                             PRINCIPAL AMOUNT         VALUE
CONSUMER CYCLICALS--6.4%         AMF Group
                                 12.25%, 2006                                      $    1,700    $    1,045
                                 10.875%, 2006                                          2,500         2,589
                                 Adelphia Communications Corporation,
                                   12.50%, 2002                                         1,870         1,851
                                 American Radio System, 9.00%, 2006                     5,740         5,453
                                 Bally's Park Place Funding, 9.25%, 2004                8,200         8,979
                                 CF Cable TV, Inc., 11.625%, 2005                       1,060         1,227
                                 Cablevision Industries Corporation, 10.75%,
                                   2002                                                 6,300         6,826
                                 Cablevision Systems Corporation, 9.25%, 2005           8,200         7,728
                                 Cinemark USA, Inc., 9.625%, 2008                       7,000         6,860
                                 Circus Circus Enterprises, 6.45%, 2006                 5,000         4,756
                                 (b)Comcast UK Cable Partners Limited, 11.20%,
                                   2007                                                13,120         8,577
                                 Delco Remy International, 10.625%, 2006                5,000         5,150
                                 Federated Department Stores, 10.00%, 2001              9,500        10,397
                                 Granite Broadcasting Corp., 9.375%, 2005               5,640         5,379
                                 Hayes Wheels International, Inc., 11.00%, 2006         5,000         5,200
                                 K-III Communications Corporation, 8.50%, 2006          4,250         3,990
                                 News American Holdings, 9.25%, 2013                    9,500        10,707
                                 Paging Network, Inc., 10.125%, 2007                    2,850         2,871
                                 Pathmark Stores, Inc.
                                 11.625%, 2002                                          3,700         3,816
                                 9.625%, 2003                                           3,000         2,933
                                 Rogers Cantel Mobile Inc., 11.125%, 2002               6,990         7,383
                                 Royal Caribbean Cruises Ltd., 8.25%, 2005              9,500        10,165
                                 Sears Roebuck Acceptance Corp., 6.75%, 2005            9,500         9,400
                                 Sinclair Broadcasting Group, Inc., 10.00%, 2003        7,790         7,605
                                 TCI Communications, 8.65%, 2004                        4,750         4,722
                                 (b)TeleWest Communications PLC, 11.00%, 2007          17,250        11,040
                                 360 Communications, 7.125%, 2003                       9,500         9,416
                                 Time Warner Entertainment Company, L.P.,
                                   8.875%, 2012                                         4,750         5,151
                                 Time Warner Inc., 9.125%, 2013                         4,750         5,207
                                 Trump Atlantic City, 11.25%, 2006                      8,200         7,770
                                 Univision TV, 11.75%, 2001                             7,000         7,368
                                 (b)Videotron Holdings, 11.125%, 2004                   2,800         2,275
                                 -----------------------------------------------------------------------------
                                                                                                    193,836
----------------------------------------------------------------------------------------------------------------
CONSUMER DURABLES--.2%           WestPoint Stevens, 9.375%, 2005                        5,100         5,151
----------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--.1%            Nabisco Inc., 8.00%, 2000                              4,500         4,676
----------------------------------------------------------------------------------------------------------------
ENERGY--1.6%                     BHP Finance USA, 7.875%, 2002                          9,500        10,091
                                 Gulf Canada Resources Limited, 9.25%, 2004             7,000         7,262
                                 Parker & Parsley Petroleum, 8.25%, 2007                9,500        10,285
                                 Petronas Dagangan Bhd, 7.75%, 2015                     4,500         4,621
                                 Repsol International Finance, 7.00%, 2005              5,000         5,054
                                 USX Corporation, 9.375%, 2012                          9,500        10,850
                                 -----------------------------------------------------------------------------
                                                                                                     48,163

                                                   PORTFOLIO OF INVESTMENTS

(Dollars in thousands)
                                                                             PRINCIPAL AMOUNT         VALUE
FINANCE--5.0%                    AB Spintab, 7.50%, 2049                           $    9,500    $    9,616
                                 ABN-AMRO Bank, 8.25%, 2009                             9,500        10,190
                                 Abbey National First Capital, 8.20%, 2004              3,200         3,457
                                 Abbey National PLC, 7.35%, 2006                        6,300         6,404
                                 Associates Corp. N.A., 8.25%, 1999                     9,500        10,011
                                 BCH Cayman Islands Limited, 7.70%, 2006                5,500         5,692
                                 Banco Central Hispano Americano, 7.50%, 2005           4,000         4,086
                                 Bangkok Bank Ltd., 7.25%, 2005                         9,500         9,335
                                 Capital One Bank, 8.125%, 2000                         9,500         9,899
                                 Citicorp, 7.625%, 2005                                 4,000         4,175
                                 ERAC USA Finance, 6.95%, 2006                          9,500         9,292
                                 Equitable Life, 6.95%, 2005                            5,500         5,449
                                 GMAC Medium Term Note, 8.50%, 2000                     9,500        10,162
                                 Lehman Brothers Holdings, 7.25%, 2003                  9,500         9,621
                                 Merita Bank Ltd., 6.50%, 2006                          5,500         5,276
                                 NationsBank Corp., 7.50%, 2006                         9,500         9,832
                                 Skandinaviska Enskilda Banken, 6.625%, 2049            6,000         5,912
                                 Societe Generale New York, 7.40%, 2006                 9,500         9,737
                                 SunTrust Banks, Atlanta, 7.25%, 2006                   9,500         9,723
                                 UBS Securities, 7.25%, 2006                            4,500         4,619
                                 -----------------------------------------------------------------------------
                                                                                                    152,488
----------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.0%                Columbia/HCA Healthcare Corp., 7.25%, 2008             4,500         4,599
                                 MedPartners, 7.375%, 2006                              9,500         9,580
                                 Ornda HealthCorp.
                                 12.25%, 2002                                           6,560         7,027
                                 11.375%, 2004                                          1,740         1,979
                                 Tenet Healthcare Corporation
                                 9.625%, 2002                                             580           635
                                 10.125%, 2005                                          6,420         7,046
                                 -----------------------------------------------------------------------------
                                                                                                     30,866
----------------------------------------------------------------------------------------------------------------
TRANSPORTATION--.7%              Delta Airlines
                                 9.875%, 2008                                           3,106         3,521
                                 9.750%, 2021                                           9,250        11,138
                                 United Airlines, 9.56%, 2018                           4,750         5,365
                                 -----------------------------------------------------------------------------
                                                                                                     20,024
----------------------------------------------------------------------------------------------------------------
UTILITIES--1.2%                  (b)International CableTel Inc., 11.50%, 2006          13,000         7,897
                                 (b)PanAmSat, L.P., 11.375%, 2003                       8,200         7,524
                                 Southwestern Bell Telephone, 6.625%, 2005              4,500         4,424
                                 Tenaga Nasional Berhad, 7.875%, 2004                   8,000         8,460
                                 USA Mobile Communications, Inc., 9.50%, 2004           7,950         7,403
                                 -----------------------------------------------------------------------------
                                                                                                     35,708
                                 -----------------------------------------------------------------------------
                                 TOTAL CORPORATE OBLIGATIONS--18.1%
                                 (Cost: $539,310)                                                   546,105
                                 -----------------------------------------------------------------------------

                                                   PORTFOLIO OF INVESTMENTS

(Dollars in thousands)
                                                                             PRINCIPAL AMOUNT         VALUE
MONEY MARKETS                    Yield--5.26% to 5.47%
INSTRUMENTS--3.5%
                                 Due--November and December 1996
                                 (Cost: $105,254)                                  $  105,400    $  105,253
                                 -----------------------------------------------------------------------------
                                 TOTAL INVESTMENTS--100.4%
                                 (Cost: $2,691,653)                                               3,032,309
                                 -----------------------------------------------------------------------------
                                 LIABILITIES, LESS CASH AND OTHER
                                 ASSETS--(.4)%                                                      (11,511)
                                 -----------------------------------------------------------------------------
                                 NET ASSETS--100%                                                $3,020,798
                                 -----------------------------------------------------------------------------

 NOTES TO PORTFOLIO OF INVESTMENTS

(a) Non-income producing security.

(b) Deferred interest obligation; currently zero coupon under the terms of the initial offering.

Based on the cost of investments of $2,691,653,000 for federal income tax purposes at October 31, 1996, the gross unrealized appreciation was $366,994,000, the gross unrealized depreciation was $26,338,000 and the net unrealized appreciation on investments was $340,656,000.

See accompanying Notes to Financial Statements.

                                                   PORTFOLIO OF INVESTMENTS

THE BOARD OF TRUSTEES AND SHAREHOLDERS

KEMPER TOTAL RETURN FUND

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper Total Return Fund as of October 31, 1996, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper Total Return Fund at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1992, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois

                                          December 17, 1996

                                             REPORT OF INDEPENDENT AUDITORS

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1996
(in thousands)

 ASSETS

Investments, at value
(Cost: $2,691,653)                                                                           $3,032,309
-------------------------------------------------------------------------------------------------------
Cash                                                                                                 50
-------------------------------------------------------------------------------------------------------
Receivable for:
  Investments sold                                                                                7,927
-------------------------------------------------------------------------------------------------------
  Fund shares sold                                                                                  998
-------------------------------------------------------------------------------------------------------
  Dividends and interest                                                                         23,410
-------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                                              3,064,694
-------------------------------------------------------------------------------------------------------

 LIABILITIES AND NET ASSETS

Payable for:
  Investments purchased                                                                          36,493
-------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                                                            3,170
-------------------------------------------------------------------------------------------------------
  Management fee                                                                                  1,354
-------------------------------------------------------------------------------------------------------
  Distribution services fee                                                                         718
-------------------------------------------------------------------------------------------------------
  Administrative services fee                                                                       639
-------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                                          1,397
-------------------------------------------------------------------------------------------------------
  Trustees' fees                                                                                    125
-------------------------------------------------------------------------------------------------------
    Total liabilities                                                                            43,896
-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $3,020,798
-------------------------------------------------------------------------------------------------------

 ANALYSIS OF NET ASSETS

Paid-in capital                                                                              $2,267,074
-------------------------------------------------------------------------------------------------------
Undistributed net realized gain on investments                                                  398,463
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                      340,656
-------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                              14,605
-------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                                  $3,020,798
-------------------------------------------------------------------------------------------------------

 THE PRICING OF SHARES

CLASS A SHARES
  Net asset value and redemption price per share
  ($1,865,933 / 165,455 shares outstanding)                                                      $11.28
-------------------------------------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 6.10% of
  net asset value or 5.75% of offering price)                                                    $11.97
-------------------------------------------------------------------------------------------------------
CLASS B SHARES
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  ($1,132,718 / 100,551 shares outstanding)                                                      $11.27
-------------------------------------------------------------------------------------------------------
CLASS C SHARES
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  ($11,067 / 981 shares outstanding)                                                             $11.28
-------------------------------------------------------------------------------------------------------
CLASS I SHARES
  Net asset value and redemption price per share
  ($11,080 / 983 shares outstanding)                                                             $11.27
-------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

                                                       FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

Year ended October 31, 1996
(in thousands)

 NET INVESTMENT INCOME

  Interest                                                                                     $ 85,039
-------------------------------------------------------------------------------------------------------
  Dividends                                                                                      27,187
-------------------------------------------------------------------------------------------------------
    Total investment income                                                                     112,226
-------------------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                                                 15,825
-------------------------------------------------------------------------------------------------------
  Distribution services fee                                                                       8,524
-------------------------------------------------------------------------------------------------------
  Administrative services fee                                                                     7,044
-------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                                          9,393
-------------------------------------------------------------------------------------------------------
  Professional fees                                                                                  92
-------------------------------------------------------------------------------------------------------
  Reports to shareholders                                                                           512
-------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                                          119
-------------------------------------------------------------------------------------------------------
    Total expenses                                                                               41,509
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                            70,717
-------------------------------------------------------------------------------------------------------

 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Net realized gain on sales of investments and foreign currency transactions                   395,876
-------------------------------------------------------------------------------------------------------
  Net realized gain from futures transactions                                                       232
-------------------------------------------------------------------------------------------------------
    Net realized gain                                                                           396,108
-------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation on investments                                          (58,142)
-------------------------------------------------------------------------------------------------------
Net gain on investments                                                                         337,966
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $408,683
-------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

(in thousands)

                                                                              YEAR ENDED OCTOBER 31,
                                                                            1996                  1995
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
  Net investment income                                                  $   70,717                74,278
---------------------------------------------------------------------------------------------------------
  Net realized gain                                                         396,108               166,489
---------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                                     (58,142)              250,703
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                        408,683               491,470
---------------------------------------------------------------------------------------------------------
Net equalization charges                                                     (2,799)               (3,257)
---------------------------------------------------------------------------------------------------------
  Distribution from net investment income                                   (83,169)              (61,461)
---------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                                      (136,617)                   --
---------------------------------------------------------------------------------------------------------
Total dividends to shareholders                                            (219,786)              (61,461)
---------------------------------------------------------------------------------------------------------
Net decrease from capital share transactions                                (91,842)             (364,532)
---------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                 94,256                62,220
---------------------------------------------------------------------------------------------------------

 NET ASSETS

Beginning of year                                                         2,926,542             2,864,322
---------------------------------------------------------------------------------------------------------
END OF YEAR (including undistributed
net investment income of
$14,605 and $29,814, respectively)                                       $3,020,798             2,926,542
---------------------------------------------------------------------------------------------------------

                                                       FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1
     DESCRIPTION OF THE
     FUND Kemper Total Return Fund is an open-end management investment company organized as a business trust under the laws of Massachusetts. The Fund offers four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and, for shares sold on or after April 1, 1996, a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are sold to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------
2
     SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             value. Portfolio securities that are traded on a domestic securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale, at the last current bid quotation.
                             Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event prices provided by market makers are used.
                             Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued at the forward rates prevailing on the day of valuation. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                                              NOTES TO FINANCIAL STATEMENTS

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

                             DIVIDENDS TO SHAREHOLDERS. The Fund declares and pays dividends of net investment income quarterly and net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

                             EQUALIZATION ACCOUNTING. A portion of proceeds from sales and cost of redemptions of Fund shares is credited or charged to undistributed net investment income so that income per share available for distribution is not affected by sales or redemptions of shares.

--------------------------------------------------------------------------------
3
     TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The Fund has a management
                             agreement with Zurich Kemper Investments, Inc.
                             (ZKI) and pays a management fee at an annual rate of .58% of the first $250 million of average daily net assets declining to .42% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $15,825,000 for the year ended October 31, 1996.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Fund has an underwriting and distribution services agreement with Kemper Distributors, Inc.
                             (KDI). Underwriting commissions paid in connection with the distribution of Class A shares are as follows:

                                                                                                COMMISSIONS
                                                                                               ALLOWED BY KDI
                                                                        COMMISSIONS     ----------------------------
                                                                      RETAINED BY KDI   TO ALL FIRMS   TO AFFILIATES
                                                                      ---------------   ------------   -------------
                                    Year ended
                                    October 31, 1996                     $ 225,000        1,697,000        79,000

                             For services under the distribution services agreement, the Fund pays KDI a fee of .75% of average daily net assets of the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and commissions paid in connection with the sale of

                                              NOTES TO FINANCIAL STATEMENTS

                             Class B and Class C shares and the CDSC received in connection with the redemption of such shares are as follows:

                                                                                           COMMISSIONS AND DISTRIBUTION
                                                                                                       FEES
                                                                    DISTRIBUTION FEES              PAID BY KDI
                                                                    AND CDSC RECEIVED     ------------------------------
                                                                         BY KDI           TO ALL FIRMS     TO AFFILIATES
                                                                    -----------------     ------------     -------------
                                    Year ended
                                    October 31, 1996                   $10,613,000          3,641,000          64,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with KDI. For providing information and administrative services to Class A, Class B and Class C shareholders, the Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid are as follows:

                                                                                               ASF PAID BY KDI
                                                                      ASF PAID BY       ------------------------------
                                                                    THE FUND TO KDI     TO ALL FIRMS     TO AFFILIATES
                                                                    ---------------     ------------     -------------
                                    Year ended
                                    October 31, 1996                  $ 7,044,000         7,049,000         194,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $7,481,000 for the year ended October 31, 1996.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of ZKI. During the year ended October 31, 1996, the Fund made no payments to its officers and incurred trustees' fees of $52,000 to independent trustees.

--------------------------------------------------------------------------------
4
     INVESTMENT
     TRANSACTIONS            For the year ended October 31, 1996, investment
                             transactions (excluding short term instruments) are as follows (in thousands):

                             Purchases                                $2,584,854

                             Proceeds from sales                       2,796,460

                                              NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
5
     CAPITAL SHARE
     TRANSACTIONS            The following table summarizes the activity in
                             capital shares of the Fund (in thousands):

                                                                            YEAR ENDED OCTOBER 31,
                                                           -----------------------           -----------------------
                                                           SHARES   1996  AMOUNT             SHARES   1995  AMOUNT
                                       SHARES SOLD
                                       Class A              14,891       $ 157,710            14,502       $ 135,398
                                      ----------------------------------------------------------------------------
                                       Class B              13,124         139,556            15,052         143,653
                                      ----------------------------------------------------------------------------
                                       Class C                 572           6,084               395           3,809
                                      ----------------------------------------------------------------------------
                                       Class I                 298           3,158             1,310          13,241
                                      ----------------------------------------------------------------------------
                                       SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                       Class A              12,664         128,872             4,083          39,343
                                      ----------------------------------------------------------------------------
                                       Class B               7,404          75,047             1,801          17,381
                                      ----------------------------------------------------------------------------
                                       Class C                  43             435                 6              61
                                      ----------------------------------------------------------------------------
                                       Class I                  99           1,011                10             108
                                      ----------------------------------------------------------------------------
                                       SHARES REDEEMED
                                       Class A             (34,314)       (361,075)          (47,282)       (445,366)
                                      ----------------------------------------------------------------------------
                                       Class B             (22,191)       (234,855)          (28,454)       (269,650)
                                      ----------------------------------------------------------------------------
                                       Class C                (139)         (1,482)             (110)         (1,072)
                                      ----------------------------------------------------------------------------
                                       Class I                (596)         (6,303)             (138)         (1,438)
                                      ----------------------------------------------------------------------------
                                       CONVERSION OF SHARES
                                       Class A               5,021          53,080             7,674          72,592
                                      ----------------------------------------------------------------------------
                                       Class B              (5,028)        (53,080)           (7,680)        (72,592)
                                      ----------------------------------------------------------------------------
                                       NET DECREASE
                                       FROM CAPITAL SHARE
                                       TRANSACTIONS                      $ (91,842)                        $(364,532)
                                      ----------------------------------------------------------------------------

--------------------------------------------------------------------------------
6
     FINANCIAL FUTURES
     CONTRACTS               The Fund has entered into exchange traded futures
                             contracts in order to help protect it from anticipated market conditions and, as such, bears the risk that arises from entering into these contracts.

                             At the time the Fund enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, gain or loss is recognized and payments are made on a daily basis between the Fund and its broker as the market value of the futures contract fluctuates. At October 31, 1996, the market value of assets pledged by the Fund to cover margin requirements for open futures positions was $646,000. The Fund also had liquid securities in its portfolio in excess of the face amount of the following short futures positions open at October 31, 1996 (in thousands):

                                                                                         EXPIRATION      LOSS AT
                                                     TYPE                FACE AMOUNT       MONTH        10/31/96
                                      ---------------------------------------------------------------------------
                                      U.S. Treasury Notes                $16,007,500    December '96    $(656,000)
                                      ---------------------------------------------------------------------------

                                              NOTES TO FINANCIAL STATEMENTS

                                                                          CLASS A
                                                                YEAR ENDED OCTOBER 31,
                                                     1996      1995      1994      1993      1992
 PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year                  $10.60      9.10     11.23     10.07     10.07
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                .28       .29       .19       .30       .22
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)             1.24      1.46     (1.01)     1.54       .37
-------------------------------------------------------------------------------------------------------
Total from investment operations                      1.52      1.75      (.82)     1.84       .59
-------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income              .34       .25       .23       .24       .29
-------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                  .50        --      1.08       .44       .30
-------------------------------------------------------------------------------------------------------
Total dividends                                        .84       .25      1.31       .68       .59
-------------------------------------------------------------------------------------------------------
Net asset value, end of year                        $11.28     10.60      9.10     11.23     10.07
-------------------------------------------------------------------------------------------------------
TOTAL RETURN                                         15.34%    19.46     (7.92)    19.08      6.09
 RATIOS TO AVERAGE NET ASSETS
Expenses                                              1.05%     1.12      1.13      1.02      1.06
-------------------------------------------------------------------------------------------------------
Net investment income                                 2.76%     3.00      2.34      2.94      2.23
-------------------------------------------------------------------------------------------------------

                                                                CLASS B
                                                       YEAR ENDED         MAY 31 TO
                                                      OCTOBER 31,        OCTOBER 31,
                                                     1996      1995         1994
 PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                $10.59      9.09         9.24
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                .19       .20          .06
------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)             1.23      1.46         (.16)
------------------------------------------------------------------------------------
Total from investment operations                      1.42      1.66         (.10)
------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income              .24       .16          .05
------------------------------------------------------------------------------------
  Distribution from net realized gain                  .50        --           --
------------------------------------------------------------------------------------
Total dividends                                        .74       .16          .05
------------------------------------------------------------------------------------
Net asset value, end of period                      $11.27     10.59         9.09
------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                        14.28%    18.42        (1.06)
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                              1.99%     2.05         2.03
------------------------------------------------------------------------------------
Net investment income                                 1.82%     2.07         1.57
------------------------------------------------------------------------------------

                                                       FINANCIAL HIGHLIGHTS

[CAPTION]

                                                      CLASS C                           CLASS I
                                            YEAR ENDED         MAY 31 TO       YEAR ENDED      JULY 3 TO
                                           OCTOBER 31,        OCTOBER 31,     OCTOBER 31,     OCTOBER 31,
                                          1996      1995          1994            1996            1995
 PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period     $10.61      9.09         9.24           10.61           10.07
--------------------------------------------------------------------------    ----------------------------
Income from investment operations:
  Net investment income                     .20       .21         .06             .32             .10
--------------------------------------------------------------------------    ----------------------------
  Net realized and unrealized gain (loss)   1.22     1.48        (.16)            1.23            .52
--------------------------------------------------------------------------    ----------------------------
Total from investment operations           1.42      1.69        (.10)            1.55            .62
--------------------------------------------------------------------------    ----------------------------
Less dividends:
  Distribution from net investment income    .25      .17         .05             .39             .08
--------------------------------------------------------------------------    ----------------------------
  Distribution from net realized gain       .50        --          --             .50              --
--------------------------------------------------------------------------    ----------------------------
Total dividends                             .75       .17         .05             .89             .08
--------------------------------------------------------------------------    ----------------------------
Net asset value, end of period           $11.28     10.61         9.09           11.27           10.61
--------------------------------------------------------------------------    ----------------------------
TOTAL RETURN (NOT ANNUALIZED)             14.31%    18.76        (1.05)          15.64            6.21
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                   1.89%     1.86         2.00            .72             .61
--------------------------------------------------------------------------    ----------------------------
Net investment income                      1.92%     2.26         1.60            3.09            2.97
--------------------------------------------------------------------------    ----------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES

                                                               YEAR ENDED OCTOBER 31,
                                            1996          1995          1994          1993          1992
-----------------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands) $3,020,798     2,926,542     2,864,322     1,509,687     1,212,896
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          85%          142           121           180           150
-----------------------------------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions for the year ended October 31, 1996 was
$.0580.
-----------------------------------------------------------------------------------------------------------

NOTE: Total return does not reflect the effect of any sales charges.

                                                       FINANCIAL HIGHLIGHTS

                            KEMPER TOTAL RETURN FUND

                                    PART C.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements

         (i) Financial statements included in Part A of the Registration
             Statement: Financial Highlights.

        (ii) Financial statements included in Part B of the Registration
             Statement:


               Statement of assets and liabilities--October 31, 1996.



               Statement of operations for the year ended October 31, 1996.



               Statement of changes in net assets for each of the two years in the period ended October 31, 1996.



               Portfolio of investments--October 31, 1996.


               Notes to financial statements.

        Schedules II, III, IV and V are omitted as the required information is not present.


        Schedule I has been omitted as the required information is presented in the portfolio of investments at October 31, 1996.


     (b) Exhibits


        99.B1.         Amended and Restated Agreement and Declaration of Trust.*
        99.B2.         By-Laws.*
        99.B3.         Inapplicable.
        99.B4. (a)     Text of Share Certificate.*
        99.B4. (b)     Written Instrument Establishing and Designating Separate Classes of
                       Shares.*
        99.B4. (c)     Amended and Restated Written Instrument Establishing and Designating
                       Separate Classes of Shares.
        99.B5. (a)     Investment Management Agreement.
        99.B5. (b)     Sub-Advisory Agreement.
        99.B6. (a)     Underwriting and Distribution Services Agreement.
        99.B6. (b)     Form of Selling Group Agreement.*
        99.B6. (c)     Addendum to Selling Group Agreement.
        99.B7.         Inapplicable.
        99.B8. (a)     Custody Agreement.*
        99.B8. (b)     Foreign Custody Agreement.*
        99.B9. (a)     Agency Agreement.*
        99.B9. (b)     Supplement to Agency Agreement.
        99.B9. (c)     Administrative Services Agreement.*
        99.B9. (d)     Amendment to Administrative Services Agreement.*
        99.B9. (e)     Assignment and Assumption (ASA).*
        99.B10.        Legal Opinion and Consent.
        99.B11.        Report and Consent of Independent Auditors.
        99.B12.        Inapplicable.
        99.B13.        Inapplicable.
        99.B14.(a)     Kemper Retirement Plan Prototype.*
        99.B14.(b)     Model Individual Retirement Account.*
        99.B15.        See 6(a) above (Class B and Class C shares).
        99.B16.        Performance Calculations.*
        99.B18.        Multi-Distribution System Plan.

        99.B24.        Powers of Attorney.
        27.            Financial Data Schedule.
        485(B)         Representation of Counsel (Rule 485).


---------------


* Incorporated herein by reference to the Amendment to Registrant's Registration Statement on Form N-1A identified below:



                     EXHIBIT NO.                        POST-EFFECTIVE AMENDMENT NO.       DATE OF FILING
-----------------------------------------------------   ----------------------------       --------------
1, 2, 4(a), 4(b), 6(b), 8(a), 8(b), 9(a), 9(b), 9(c),         49                             1-30-96
  9(d), 9(e), 14(a), 14(b), and 16


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Inapplicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


     As of December 2, 1996, there were holders of record of the sole series of shares of Registrant as follows: 165,342 Class A; 145,899 Class B; 3,770 Class C and 2,936 Class I.


ITEM 27. INDEMNIFICATION

     Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28(a) BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
     Information pertaining to business and other connections of the Registrant's investment advisers is hereby incorporated by reference to the section of the Prospectus captioned "Investment Manager and Underwriter" and to the section of the Statement of Additional Information captioned "Investment Manager and Underwriter."

     Zurich Kemper Investments, Inc., investment adviser of the Registrant, is investment adviser of:

Kemper Mutual Funds:
Kemper Technology Fund
Kemper Total Return Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Income and Capital Preservation Fund
Kemper Money Funds
Kemper National Tax-Free Income Series
Kemper Diversified Income Fund
Kemper High Yield Fund
Cash Equivalent Fund
Kemper U.S. Government Securities Fund
Kemper International Fund
Kemper Portfolios
Kemper State Tax-Free Income Series
Tax-Exempt California Money Market Fund
Kemper Adjustable Rate U.S. Government Fund
Kemper Blue Chip Fund
Kemper Global Income Fund
Kemper Target Equity Fund
Cash Account Trust
Investors Cash Trust
Tax-Exempt New York Money Market Fund
Kemper Value Plus Growth Fund
Kemper Quantitative Equity Fund
Kemper Horizon Fund
Kemper Europe Fund
Kemper Asian Growth Fund
Kemper Closed-End Funds:
Kemper High Income Trust
Kemper Intermediate Government Trust
Kemper Municipal Income Trust
Kemper Multi-Market Income Trust
Kemper Strategic Municipal Income Trust
The Growth Fund of Spain, Inc.
Kemper Strategic Income Fund

     Zurich Kemper Investments, Inc. also furnishes investment advice to and manages investment portfolios for other clients including Kemper Investors Fund and Kemper International Bond Fund.

Item 28(b)(i) Business and Other Connections of Officers and Directors of Zurich Kemper Investments, Inc., the Investment Adviser


TIMBERS, STEPHEN B.
     Director, President, Chief Executive Officer and Chief Investment Officer, Zurich Kemper Investments, Inc.
     Director, Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Chairman, Kemper Service Company
     Director, Dreman Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, President, Kemper International Management, Inc.
     Trustee and President, Kemper Funds
     Director, The LTV Corporation
     Governor, Investment Company Institute

NEAL, JOHN E.
     Director, Zurich Kemper Investments, Inc.
     President, Kemper Funds Group, a unit of Zurich Kemper
     Investments, Inc.
     Director, President, Kemper Service Company
     Director, Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Dreman Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, Community Investment Corporation
     Director, Continental Community Development Corporation
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.
     Director, RespiteCare
     Director, Urban Shopping Centers, Inc.
     Vice President, Kemper Funds


CHENG, LAURENCE W.
     Director, Zurich Kemper Investments, Inc.
     President and Chief Executive Officer, Zurich Investment
     Management Group

MORAX, DOMINQUE P.
     Director, Zurich Kemper Investments, Inc.
     Senior Vice President, Member Extended Corporate Executive Board, Zurich Insurance Company
     Trustee, Kemper Funds

CHAPMAN, II, WILLIAM E.
     President, Kemper Retirement Plans Group, a unit of Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Kemper Distributors, Inc.

VOGEL, VICTOR E.
     Senior Executive Vice President, Zurich Kemper Investments, Inc. Trustee, Zurich Kemper Investments, Inc. Profit Sharing Plan & Money Purchase Pension Plan

BEIMFORD, JR., JOSEPH P.
     Executive Vice President, Chief Investment Officer - Fixed Income, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Galaxy Offshore, Inc.
     Vice President, Investors Cash Trust
     Vice President, Kemper Adjustable Rate U.S. Government Fund Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Global Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Income and Capital Preservation Fund Vice President, Kemper Intermediate Government Trust
     Vice President, Kemper International Bond Fund
     Vice President, Kemper Investors Fund
     Vice President, Kemper Money Funds
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Municipal Income Trust
     Vice President, Kemper National Tax-Free Income Series
     Vice President, Kemper Portfolios
     Vice President, Kemper State Tax-Free Income Series
     Vice President, Kemper Strategic Income Fund
     Vice President, Kemper Strategic Municipal Income Trust Vice President, Kemper U.S. Government Securities Fund
     Vice President, Tax-Exempt California Money Market Fund Vice President, Tax-Exempt New York Money Market Fund

COXON, JAMES H.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Vice President, Galaxy Offshore, Inc.

     Executive Vice President, Zurich Investment Management, Inc.

FERRO, DENNIS H.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Managing Director-Equities, Zurich Investment
     Management Limited
     Vice President, Kemper International Fund
     Vice President, Kemper Investors Fund
     Vice President, Kemper Target Equity Fund
     Vice President, The Growth Fund of Spain, Inc.
     Vice President, Kemper Europe Fund

GREENAWALT, JAMES L.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, President, Kemper Distributors, Inc.
     Director, President, ZKI Agency, Inc.

JOHNS, GORDON K.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Global Income Fund
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper International Bond Fund
     Vice President, Kemper International Management, Inc.
     Managing Director, Zurich Investment Management Limited
     Vice President, Kemper Multi-Market Income Trust
     Director, Thames Heritage Parade Limited

LANGBAUM, GARY A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Investors Fund

MANZONI, JR., CHARLES R.
     Executive Vice President, Secretary & General Counsel, Zurich Kemper Investments, Inc.
     Vice President, Kemper Funds
     Secretary, ZKI Agency, Inc.
     Secretary, Kemper Service Company
     Secretary, Kemper Distributors, Inc.
     Secretary, ZKI Holding Corporation

MURRIHY, MAURA J.
     Executive Vice President, Zurich Kemper Investments, Inc.

REYNOLDS, STEVEN H.
     Executive Vice President, Chief Investment Officer - Equities, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Growth Fund
     Vice President, Kemper Small Capitalization Equity Fund
     Vice President, Kemper International Fund
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Target Equity Fund
     Vice President, Kemper Horizon Fund
     Vice President, Kemper Investors Fund
     Vice President, The Growth Fund of Spain, Inc.
     Vice President, Kemper Europe Fund

ROBERTS, SCOTT A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Investment Management, Inc.

SILIGMUELLER, DALE S.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Kemper Service Company

WEISS, ROBERT D.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Executive Vice President, Zurich Investment Management, Inc.

BUKOWSKI, DANIEL J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Investors Fund

BUTLER, DAVID H.
     Senior Vice President, Zurich Kemper Investments, Inc.

CERVONE, DAVID M.
     Senior Vice President, Zurich Kemper Investments, Inc.

CESSINE, ROBERT S.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Income and Capital Preservation Fund
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Investors Fund

CHESTER, TRACY McCORMICK
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Target Equity Fund

CHIEN, CHRISTINE
     Senior Vice President, Zurich Kemper Investments, Inc.

CIARLELLI, ROBERT W.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Executive Vice President, Kemper Service Company

COLLORA, PHILIP J.
     Senior Vice President and Assistant Secretary, Zurich Kemper
     Investments, Inc.
     Vice President and Secretary, Kemper Funds

     Assistant Secretary, Kemper International Management, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Dreman Value Advisors, Inc.
     Assistant Secretary, ZKI Agency, Inc.

DUDASIK, PATRICK H.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Executive Vice President, Chief Financial Officer and Treasurer, Dreman Value Advisors, Inc.
     Vice President and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Kemper Service Company Director and Treasurer, Zurich Investment Management Limited Treasurer, ZKI Agency, Inc.

DUFFY, JEROME L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Treasurer, Kemper Funds

FENGER, JAMES E.
     Senior Vice President, Zurich Kemper Investments, Inc.

FINK, THOMAS M.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Investment Management, Inc.

GALLAGHER, MICHAEL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Kemper Service Company

GOERS, RICHARD A.
     Senior Vice President, Zurich Kemper Investments, Inc.

GREENWALD, MARSHALL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Investment Management, Inc.

HARRINGTON, MICHAEL E.
     Senior Vice President, Zurich Kemper Investments, Inc.

KLEIN, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Investment Management, Inc.

KLEIN, MARTY
     Senior Vice President, Zurich Kemper Investments, Inc.

KORTH, FRANK D.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund

McNAMARA, MICHAEL A.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund

     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

MOELLER, JAMES V.
     Senior Vice President, Zurich Kemper Investments, Inc.

MOORE, C. PERRY
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

MIER, CHRISTOPHER J.
     Senior Vice President, Zurich Kemper Investments, Inc. Vice President, Kemper National Tax-Free Income Series Vice President, Kemper Municipal Income Trust
     Vice President, Kemper State Tax-Free Income Series Vice President, Kemper Strategic Municipal Income Trust

RABIEGA, CRAIG F.
     Senior Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Kemper Service Company

RACHWALSKI, JR. FRANK J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Investors Cash Trust
     Vice President, Kemper Investors Fund
     Vice President, Kemper Money Funds
     Vice President, Kemper Portfolios
     Vice President, Tax-Exempt California Money Market Fund
     Vice President, Tax-Exempt New York Money Market Fund

REGNER, THOMAS M.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Horizon Fund
     Vice President, Kemper Investors Fund

RESIS, JR., HARRY E.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

SCHUMACHER, ROBERT T.
     Senior Vice President, Zurich Kemper Investments, Inc.

SILVIA, JOHN E.
     Senior Vice President, Zurich Kemper Investments, Inc.

SMITH, JR., EDWARD BYRON
     Senior Vice President, Zurich Kemper Investments, Inc.

SWANSON, DAVID
     Senior Vice President, Zurich Kemper Investments, Inc.

THOUIN-LEERKAMP, EDITH A.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Director-European Equities, Zurich Investment Management Limited Vice President, Kemper Europe Fund

VANDENBERG, RICHARD
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper U.S. Government Securities Fund
     Vice President, Kemper Portfolios
     Vice President, Kemper Adjustable Rate U.S. Government Fund

VINCENT, CHRISTOPHER T.
     Senior Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Investment Management, Inc.

WONNACOTT, LARRY R.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Investment Management, Inc.

BAZAN, KENNETH M.
     First Vice President, Zurich Kemper Investments, Inc.
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.

BOEHM, JONATHAN J.
     First Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Kemper Service Company

BURROW, DALE R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

BYRNES, ELIZABETH A.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Adjustable Rate U.S. Government Fund
     Vice President, Kemper Intermediate Government Trust

CHIEN, CHRISTINE
     First Vice President, Zurich Kemper Investments, Inc.

CHRISTIANSEN, HERBERT A.
     First Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Kemper Service Company

COHEN, JERRI I.
     First Vice President, Zurich Kemper Investments, Inc.

DeMAIO, CHRIS C.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President and Chief Accounting Officer, Kemper Service
     Company

DEXTER, STEPHEN P.
     First Vice President, Zurich Kemper Investments, Inc.

DOYLE, DANIEL J.
     First Vice President, Zurich Kemper Investments, Inc.

HALE, DAVID D.
     First Vice President, Zurich Kemper Investments, Inc.

HAUSKEN, PHILIP D.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Distributors, Inc.

HORTON, ROBERT J.
     First Vice President, Zurich Kemper Investments, Inc.

INNES, BRUCE D.
     First Vice President, Zurich Kemper Investments, Inc.
     Co-President, International Association of Corporate and
     Professional Recruiters

JACOBS, PETER M.
     First Vice President, Zurich Kemper Investments, Inc.

KEELEY, MICHELLE M.
     First Vice President, Zurich Kemper Investments, Inc.

KIEL, CAROL L.
     First Vice President, Zurich Kemper Investments, Inc.

KNAPP, WILLIAM M.
     First Vice President, Zurich Kemper Investments, Inc.

LAUGHLIN, ANN M.
     First Vice President, Zurich Kemper Investments, Inc.

LENTZ, MAUREEN P.
     First Vice President, Zurich Kemper Investments, Inc.

McCRINDLE-PETRARCA, SUSAN
     First Vice President, Zurich Kemper Investments, Inc.

MINER, EDWARD
     First Vice President, Zurich Kemper Investments, Inc.

MURRAY, SCOTT S.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Service Company

NORRIS, JOHNSTON A.
     First Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ROBERTA L.
     First Vice President, Zurich Kemper Investments, Inc.

PONTECORE, SUSAN E.
     First Vice President, Zurich Kemper Investments, Inc.

RADIS, STEVE A.
     First Vice President, Zurich Kemper Investments, Inc.

RATEKIN, DIANE E.
     First Vice President, Assistant General Counsel and Assistant Secretary, Zurich Kemper Investments, Inc.
     Assistant Secretary, Kemper Distributors, Inc.

SMITH, ROBERT G.
     First Vice President, Zurich Kemper Investments, Inc.

STUEBE, JOHN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund

TEPPER, SHARYN A.
     First Vice President, Zurich Kemper Investments, Inc.

TRUTTER, JONATHAN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

WETHERALD, ROBERT F.
     First Vice President, Zurich Kemper Investments, Inc.

WILLSON, STEPHEN R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

WITTNEBEL, MARK E.
     First Vice President, Zurich Kemper Investments, Inc.

ADAMS, DONALD
     Vice President, Zurich Kemper Investments, Inc.

ALLEN, PATRICIA L.
     Vice President, Zurich Kemper Investments, Inc.

ANDREASEN, AMY
     Vice President, Zurich Kemper Investments, Inc.

ANTONAK, GEORGE A.
     Vice President, Zurich Kemper Investments, Inc.

BALASUBRAMANIAM, KALAMADI
     Vice President, Zurich Kemper Investments, Inc.

BARRY, JOANN M.
     Vice President, Zurich Kemper Investments, Inc.

BIEBERLY, CHRISTINE A.
     Vice President, Zurich Kemper Investments, Inc.

BODEM, RICHARD A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Service Company

BRENNAN, ELEANOR R.
     Vice President, Zurich Kemper Investments, Inc.

BUCHANAN, PAMELA S.
     Vice President, Zurich Kemper Investments, Inc.

BURKE, MARY PAT
     Vice President, Zurich Kemper Investments, Inc.

BURSHTAN, DAVID H.
     Vice President, Zurich Kemper Investments, Inc.

CARNEY, ANNE T.
     Vice President, Zurich Kemper Investments, Inc.

CACCIOLA, RONALD
     Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Investment Management, Inc.

CARTER, PAUL J.
     Vice President and Compliance Manager, Zurich Kemper Investments, Inc.

COHEN, JERRI I.
     Vice President, Zurich Kemper Investments, Inc.

COULTER, STEVAN F.
     Vice President, Zurich Kemper Investments, Inc.

ESOLA, CHARLES J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Service Company

FRIHART, THORA A.
     Vice President, Zurich Kemper Investments, Inc.

GERACI, AUGUST L.
     Vice President, Zurich Kemper Investments, Inc.

GOLAN, JAMES S.
     Vice President, Zurich Kemper Investments, Inc.

GOODWIN, JUDITH C.
     Vice President, Zurich Kemper Investments, Inc.

GRAY, PATRICK
     Vice President, Zurich Kemper Investments, Inc.

GROOTENDORST, TONYA
     Vice President, Zurich Kemper Investments, Inc.

HECHT, MARC L.
     Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Kemper Distributors, Inc.
     Assistant Secretary, ZKI Holding Corporation
     Assistant Secretary, ZKI Agency, Inc.

HUOT, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

JASINSKI, R. ANTHONY
     Vice President, Zurich Kemper Investments, Inc.

KARWOWSKI, KENNETH F.
     Vice President, Zurich Kemper Investments, Inc.

KENNEDY, PATRICK J.
     Vice President, Zurich Kemper Investments, Inc.

KOBS, MICHAEL G.
     Vice President, Zurich Kemper Investments, Inc.

KOCH, DEBORAH L.
     Vice President, Zurich Kemper Investments, Inc.

KOURY, KATHRYN E.
     Vice President, Zurich Kemper Investments, Inc.

KOWALCZYK, MARK A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

KRANZ, KATHY J.
     Vice President, Zurich Kemper Investments, Inc.

KRUEGER, PAMELA D.
     Vice President, Zurich Kemper Investments, Inc.

KYCE, JOYCE
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Service Company

LASKA, ROBERTA E.
     Vice President, Zurich Kemper Investments, Inc.

LAUTZ, STEPHEN
     Vice President, Zurich Kemper Investments, Inc.

LeFEBVRE, THOMAS J.
     Vice President, Zurich Kemper Investments, Inc.

McGINN, MARTHA R.
     Vice President, Zurich Kemper Investments, Inc.

McGOVERN, KAREN B.
     Vice President, Zurich Kemper Investments, Inc.

MILLER, GARY L.
     Vice President, Zurich Kemper Investments, Inc.

MILLIGAN, BRIAN J.
     Vice President, Zurich Kemper Investments, Inc.

MULLEN, TERRENCE
     Vice President, Zurich Kemper Investments, Inc.

MURPHY, THOMAS M.
     Vice President, Zurich Kemper Investments, Inc.

NEVILLE, BRIAN P.
     Vice President, Zurich Kemper Investments, Inc.

NORMAN, JR., DONALD L.
     Vice President, Zurich Kemper Investments, Inc.

NOWAK, GREGORY J.
     Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ALBERT R.
     Vice President, Zurich Kemper Investments, Inc.

PAXTON, THOMAS
     Vice President, Zurich Kemper Investments, Inc.

QUADRINI, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

RANDALL, JR., WALTER R.
     Vice President, Zurich Kemper Investments, Inc.

ROBINSON, DEBRA A.
     Vice President, Zurich Kemper Investments, Inc.

RODGERS, JOHN B.
     Vice President, Zurich Kemper Investments, Inc.

ROKOSZ, PAUL A.
     Vice President, Zurich Kemper Investments, Inc.

ROSE, KATIE M.
     Vice President, Zurich Kemper Investments, Inc.

RUDIN, MICHELLE I.
     Vice President, Zurich Kemper Investments, Inc.

SAENGER, MARYELLEN
     Vice President, Zurich Kemper Investments, Inc.

SHULTZ, KAREN D.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Service Company

SOPHER, EDWARD O.
     Vice President, Zurich Kemper Investments, Inc.

SPILLER, KATHLEEN A.
     Vice President, Zurich Kemper Investments, Inc.

SPURLING, CHRIS
     Vice President, Zurich Kemper Investments, Inc.

STROMM, LAWRENCE D.
     Vice President, Zurich Kemper Investments, Inc.

THOMAS, JILL
     Vice President, Zurich Kemper Investments, Inc.

VANDEMERKT, RICHARD J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Service Company

WALKER, ANGELA
     Vice President, Zurich Kemper Investments, Inc.

WATKINS, JAMES K.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Service Company

WERTH, ELIZABETH C.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Distributors, Inc.
     Assistant Secretary, Kemper Open-End Mutual Funds

WILNER, MITCHELL
     Vice President, Zurich Kemper Investments, Inc.

WIZER, BARBARA K.
     Vice President, Zurich Kemper Investments, Inc.

ZURAWSKI, CATHERINE N.
     Vice President, Zurich Kemper Investments, Inc.

Item 28(b)(ii) Business and Other Connections of Officers and Directors of Zurich Investment Management Limited, the Investment Sub-Advisor

JOHNS, GORDON K.
  Director, Managing Director, Zurich Investment Management Limited Director, Thames Heritage Parade Limited

NEAL, JOHN E.
  Director, Zurich Investment Management Limited
  President, Kemper Funds Group, a unit of Zurich Kemper
  Investments, Inc.
  Director, Zurich Kemper Investments, Inc.
  Director, President, Kemper Service Company
  Director, Kemper Distributors, Inc.
  Director, Zurich Investment Management, Inc.
  Director, Dreman Value Advisors, Inc.
  Director, ZKI Agency, Inc.
  Director, Community Investment Corporation
  Director, Continental Community Development Corporation
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.
  Director, RespiteCare
  Director, Urban Shopping Centers, Inc.
  Vice President, Kemper Funds

TIMBERS, STEPHEN B.
  Director, Zurich Investment Management Limited
  Director, President, Chief Executive Officer and Chief Investment Officer, Zurich Kemper Investments, Inc.
  Director, Dreman Value Advisors, Inc.
  Director, Kemper Distributors, Inc.
  Director, Zurich Investment Management, Inc.
  Director, Chairman, Kemper Service Company
  Director, President, Kemper International Management, Inc.
  Trustee and President, Kemper Funds
  Director, The LTV Corporation
  Director, Investment Analysts Society of Chicago
  Governor, Investment Company Institute
  Director, ZKI Agency, Inc.

FERRO, DENNIS H.
  Director, Managing Director-Equities, Zurich Investment
  Management Limited

DUDASIK, PATRICK H.
  Director and Treasurer, Zurich Investment Management Limited Senior Vice President, Zurich Kemper Investments, Inc.
  Executive Vice President, Chief Financial Officer and Treasurer, Dreman Value Advisors, Inc.
  Vice President and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Kemper Service Company Treasurer, ZKI Agency, Inc.

THOUIN-LEERKAMP, EDITH A.
  Director-European Equities, Zurich Investment Management Limited

HAAS, RICHARD D.W.
  Director, Finance Director, Compliance Officer and Joint
  Secretary, Zurich Investment Management Limited

PRIDEAUX, TERENCE C.
  Director, Zurich Investment Management Limited

KOMAROMY, LESLIE J.S.
  Director, Zurich Investment Management Limited

WALLIS, STEPHEN P.
  Director, Zurich Investment Management Limited

MASON, ANDREW
  Director-Asian Equities, Zurich Investment Management Limited

SHANKAR, RAVI
  Director-Fixed Income Strategy, Zurich Investment Management
Limited

SLENDEBROEK, MARC J.
  Associate Director, Zurich Investment Management Limited

GRAHAM, ANDREW
  Associate Director, Zurich Investment Management Limited

BOORMAN, JONATHAN J.
  Associate Director, Zurich Investment Management Limited

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Mutual Funds, Kemper Investors Fund, Kemper International Bond Fund and Kemper-Dreman Fund, Inc.

         (b) Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                                                                      POSITIONS AND
                              POSITIONS AND OFFICES                   OFFICES WITH
         NAME                   WITH UNDERWRITER                       REGISTRANT
         ----                    ----------------                      ----------
James L. Greenawalt         Director, President                            None
William E. Chapman, II      Director, Executive Vice President             None
John E. Neal                Director                                   Vice President
Stephen B. Timbers          Director                                  President/Trustee
Patrick H. Dudasik          Financial Principal, Treasurer
                            and Chief Financial Officer                    None
Linda A. Bercher            Senior Vice President                          None
Thomas V. Bruns             Senior Vice President                          None
Terry Cunningham            Senior Vice President                          None
John H. Robison, Jr.        Senior Vice President                          None
Henry J. Schulthesz         Senior Vice President                          None
Philip D. Hausken           Vice President                                 None
Carlene D. Merold           Vice President                                 None
Elizabeth C. Werth          Vice President                          Assistant Secretary
Charles R. Manzoni, Jr.     Secretary                                  Vice President
Marc L. Hecht               Assistant Secretary                            None
Diane E. Ratekin            Assistant Secretary                            None

         (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     All such accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Zurich Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or at the offices of the custodian and transfer agent, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105 or at the offices of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.


ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS

     (a) Not applicable.

     (b) Not applicable.

     (c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                     S I G N A T U R E S
                                     -------------------


                Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 20th day of December, 1996.


                                     KEMPER TOTAL RETURN FUND

                                     By /s/ Stephen B. Timbers
                                        ---------------------------
                                        Stephen B. Timbers, President

                Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on December 20, 1996 on behalf of the following persons in the capacities indicated.


                        Signature                       Title
                        ---------                       -----

                   /s/ Stephen B. Timbers               President
           -------------------------------------        (Principal
                   Stephen B. Timbers                   Executive Officer)
                                                        and Trustee

                   /s/ David W. Belin*                  Trustee
           -------------------------------------
                   /s/ Lewis A. Burnham*                Trustee
           -------------------------------------
                   /s/ Donald L. Dunaway*               Trustee
           -------------------------------------
                   /s/ Robert B. Hoffman*               Trustee
           -------------------------------------
                   /s/ Donald R. Jones*                 Trustee
           -------------------------------------
                   /s/ Dominique P. Morax*              Trustee
           -------------------------------------
                   /s/ Shirley D. Peterson*             Trustee
           -------------------------------------
                   /s/ William P. Sommers*              Trustee
           -------------------------------------

                   /s/ Jerome L. Duffy
           -------------------------------------        Treasurer
                   Jerome L. Duffy                      (Principal
                                                        Financial and
                                                        Accounting Officer)


           *Philip J. Collora signs this document pursuant to powers of attorney filed herewith.

                                             /s/ Philip J. Collora
                                             --------------------------------
                                                 Philip J. Collora

                            KEMPER TOTAL RETURN FUND

                               INDEX TO EXHIBITS


Exhibits
99.B1.         Amended and Restated Agreement and Declaration of Trust.*
99.B2.         By-Laws.*
99.B3.         Inapplicable.
99.B4. (a)     Text of Share Certificate.*
99.B4. (b)     Written Instrument Establishing and Designating Separate Classes of Shares.*
99.B4. (c)     Amended and Restated Written Instrument Establishing and Designating Separate
               Classes of Shares.
99.B5. (a)     Investment Management Agreement.
99.B5. (b)     Sub-Advisory Agreement.
99.B6. (a)     Underwriting and Distribution Services Agreement.
99.B6. (b)     Form of Selling Group Agreement.*
99.B6. (c)     Addendum to Selling Group Agreement.
99.B7.         Inapplicable.
99.B8. (a)     Custody Agreement.*
99.B8. (b)     Foreign Custody Agreement.*
99.B9. (a)     Agency Agreement.*
99.B9. (b)     Supplement to Agency Agreement.
99.B9. (c)     Administrative Services Agreement.*
99.B9. (d)     Amendment to Administrative Services Agreement.*
99.B9. (e)     Assignment and Assumption (ASA).*
99.B10.        Legal Opinion and Consent.
99.B11.        Report and Consent of Independent Auditors.
99.B12.        Inapplicable.
99.B13.        Inapplicable.
99.B14.(a)     Kemper Retirement Plan Prototype.*
99.B14.(b)     Model Individual Retirement Account.*
99.B15.        See 6(a) above (Class B and Class C shares).
99.B16.        Performance Calculations.*
99.B18.        Multi-Distribution System Plan.
99.B24.        Powers of Attorney.
27.            Financial Data Schedule.
485(B)         Representation of Counsel (Rule 485).


---------------


* Incorporated herein by reference to the Amendment to Registrant's Registration Statement on Form N-1A identified below:



                     EXHIBIT NO.                        POST-EFFECTIVE AMENDMENT NO.       DATE OF FILING
-----------------------------------------------------   ----------------------------       --------------
1, 2, 4(a), 4(b), 6(b), 8(a), 8(b), 9(a), 9(c), 9(d),         49                             1-30-96
  9(e), 14(a), 14(b), and 16